UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2015

MFS® CORE EQUITY FUND

RGI-SEM

MFS® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Hess Corp.	1.8%
Actavis PLC	1.7%
JPMorgan Chase & Co.	1.6%
Visa, Inc., “A”	1.6%
Wells Fargo & Co.	1.6%
American International Group, Inc.	1.6%
Twenty-First Century Fox, Inc.	1.2%
CVS Health Corp.	1.2%
Honeywell International, Inc.	1.2%

Equity sectors
Financial Services	17.5%
Technology	15.9%
Health Care	14.7%
Industrial Goods & Services	7.6%
Retailing	7.3%
Energy	6.9%
Consumer Staples	6.6%
Utilities & Communications	5.4%
Leisure (s)	4.9%
Basic Materials	4.4%
Special Products & Services	4.1%
Transportation	2.1%
Autos & Housing	1.7%

(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.04%	$1,000.00	$1,062.93	$5.32
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
B	Actual	1.80%	$1,000.00	$1,058.97	$9.19
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.79%	$1,000.00	$1,059.11	$9.14
	Hypothetical (h)	1.79%	$1,000.00	$1,015.92	$8.95
I	Actual	0.80%	$1,000.00	$1,064.27	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,058.76	$9.19
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,061.66	$6.65
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,062.80	$5.37
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,063.96	$4.09
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R5	Actual	0.70%	$1,000.00	$1,064.63	$3.58
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 3.6%
Honeywell International, Inc.	154,688	$15,898,833
Northrop Grumman Corp.	62,066	10,284,957
Precision Castparts Corp.	21,980	4,754,274
Textron, Inc.	55,069	2,440,107
United Technologies Corp.	125,451	15,293,731

		$48,671,902
Alcoholic Beverages - 0.3%
Constellation Brands, Inc., “A” (a)	35,941	$4,123,152

Apparel Manufacturers - 0.5%
PVH Corp.	41,364	$4,406,507
VF Corp.	33,207	2,545,649

		$6,952,156
Automotive - 0.8%
Delphi Automotive PLC	67,355	$5,310,268
Harley-Davidson, Inc.	78,639	4,999,081

		$10,309,349
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	49,380	$8,906,671
AMAG Pharmaceuticals, Inc. (a)	131,800	6,488,514
Biogen Idec, Inc. (a)	29,389	12,037,441
Exact Sciences Corp. (a)(l)	25,454	571,951
Illumina, Inc. (a)	3,350	654,791
MiMedx Group, Inc. (a)	76,132	787,966
Puma Biotechnology, Inc. (a)	16,356	3,483,992

		$32,931,326
Broadcasting - 2.0%
Time Warner, Inc.	137,542	$11,259,188
Twenty-First Century Fox, Inc.	465,917	16,307,095

		$27,566,283
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	13,060	$2,826,445
BlackRock, Inc.	33,348	12,386,114
Franklin Resources, Inc.	180,909	9,738,331
NASDAQ OMX Group, Inc.	156,176	7,833,788

		$32,784,678

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 2.6%
Accenture PLC, “A”	56,421	$5,079,583
Bright Horizons Family Solutions, Inc. (a)	160,148	8,119,504
Equifax, Inc.	31,849	2,973,741
Fidelity National Information Services, Inc.	98,172	6,635,445
FleetCor Technologies, Inc. (a)	17,524	2,688,707
Gartner, Inc. (a)	82,833	6,884,251
Global Payments, Inc.	26,242	2,410,590

		$34,791,821
Cable TV - 1.3%
Charter Communications, Inc., “A” (a)	32,991	$5,958,175
Comcast Corp., “Special A”	68,562	4,041,387
Time Warner Cable, Inc.	46,740	7,200,297

		$17,199,859
Chemicals - 1.5%
Agrium, Inc.	41,368	$4,777,787
E.I. du Pont de Nemours & Co.	124,282	9,675,354
LyondellBasell Industries N.V., “A”	66,253	5,691,795

		$20,144,936
Computer Software - 3.7%
Adobe Systems, Inc. (a)	115,428	$9,130,355
Check Point Software Technologies Ltd. (a)	80,903	6,754,591
Intuit, Inc.	38,886	3,796,440
Oracle Corp.	234,456	10,273,862
Qlik Technologies, Inc. (a)	172,362	5,591,423
Salesforce.com, Inc. (a)	217,906	15,118,318

		$50,664,989
Computer Software - Systems - 4.8%
Apple, Inc. (s)	306,294	$39,346,527
EMC Corp.	434,008	12,560,192
Hewlett-Packard Co.	70,164	2,444,514
NCR Corp. (a)	132,717	3,903,207
Sabre Corp.	130,249	2,834,218
SS&C Technologies Holdings, Inc.	72,893	4,423,147

		$65,511,805
Construction - 1.0%
Fortune Brands Home & Security, Inc.	124,836	$5,782,404
Pool Corp.	7,213	498,923
Sherwin-Williams Co.	23,887	6,812,572

		$13,093,899

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 2.2%
Colgate-Palmolive Co.	124,021	$8,783,167
Estee Lauder Cos., Inc., “A”	36,336	3,003,897
Newell Rubbermaid, Inc.	152,609	5,996,008
Procter & Gamble Co.	146,222	12,447,879

		$30,230,951
Consumer Services - 1.5%
Nord Anglia Education, Inc. (a)	290,309	$6,215,516
Priceline Group, Inc. (a)	11,681	14,455,004

		$20,670,520
Containers - 0.1%
Crown Holdings, Inc. (a)	34,913	$1,850,389

Electrical Equipment - 2.1%
Advanced Drainage Systems, Inc.	211,830	$5,751,185
AMETEK, Inc.	138,219	7,344,958
Danaher Corp.	140,959	12,302,902
W.W. Grainger, Inc.	12,696	3,007,809

		$28,406,854
Electronics - 3.7%
Avago Technologies Ltd.	93,315	$11,908,860
Broadcom Corp., “A”	151,570	6,855,511
Freescale Semiconductor Ltd. (a)	57,791	2,086,833
KLA-Tencor Corp.	58,266	3,784,668
Mellanox Technologies Ltd. (a)	91,587	4,363,205
Rubicon Technology, Inc. (a)(l)	233,726	1,019,045
Skyworks Solutions, Inc.	45,105	3,957,964
Texas Instruments, Inc.	249,257	14,656,312
Ultratech, Inc. (a)	88,502	1,596,576

		$50,228,974
Energy - Independent - 3.3%
Anadarko Petroleum Corp.	71,624	$6,032,890
Concho Resources, Inc. (a)	16,404	1,786,724
Energy XXI (Bermuda) Ltd. (l)	80,076	380,361
EOG Resources, Inc.	65,372	5,865,176
Goodrich Petroleum Corp. (a)(l)	130,695	585,514
Memorial Resource Development Corp. (a)	155,791	3,195,273
Noble Energy, Inc.	56,350	2,661,411
PDC Energy, Inc. (a)	14,771	763,365
Pioneer Natural Resources Co.	18,913	2,884,611
Rice Energy, Inc. (a)	45,600	892,848

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Rosetta Resources, Inc. (a)	39,246	$695,832
Sanchez Energy Corp. (a)(l)	39,475	528,965
Targa Resources Corp.	22,960	2,286,357
Valero Energy Corp.	256,910	15,848,778

		$44,408,105
Energy - Integrated - 2.5%
Chevron Corp. (s)	82,960	$8,850,173
Hess Corp. (s)	329,550	24,742,614

		$33,592,787
Food & Beverages - 2.9%
Coca-Cola Co.	328,349	$14,217,512
General Mills, Inc.	106,745	5,741,814
Mondelez International, Inc.	201,009	7,424,267
Pinnacle Foods, Inc.	109,212	3,964,396
Snyders-Lance, Inc.	90,017	2,777,024
WhiteWave Foods Co., “A” (a)	120,062	4,916,539

		$39,041,552
Food & Drug Stores - 1.3%
CVS Health Corp.	156,746	$16,281,207
Fairway Group Holdings Corp. (a)(l)	367,443	2,046,658

		$18,327,865
Gaming & Lodging - 0.8%
La Quinta Holdings, Inc. (a)	107,826	$2,394,815
Wynn Resorts Ltd.	59,491	8,477,468

		$10,872,283
General Merchandise - 1.4%
Dollar Tree, Inc. (a)	52,032	$4,145,910
Five Below, Inc. (a)	93,897	2,979,821
Kohl’s Corp.	81,482	6,013,372
Target Corp.	67,850	5,212,916

		$18,352,019
Health Maintenance Organizations - 1.2%
UnitedHealth Group, Inc.	137,715	$15,648,555

Insurance - 2.5%
American International Group, Inc.	384,742	$21,287,775
MetLife, Inc.	252,465	12,832,796

		$34,120,571

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 3.0%
Facebook, Inc., “A “ (a)	139,494	$11,015,841
Google, Inc., “A” (a)	25,406	14,294,178
Google, Inc., “C” (a)	18,694	10,438,730
LinkedIn Corp., “A” (a)	20,980	5,605,856

		$41,354,605
Machinery & Tools - 1.9%
Colfax Corp. (a)	100,094	$5,272,952
IPG Photonics Corp. (a)	51,361	4,925,520
Joy Global, Inc.	70,306	3,115,962
Roper Industries, Inc.	73,965	12,394,315

		$25,708,749
Major Banks - 4.1%
Goldman Sachs Group, Inc.	63,196	$11,993,969
JPMorgan Chase & Co.	361,955	22,180,602
Wells Fargo & Co.	391,471	21,448,696

		$55,623,267
Medical & Health Technology & Services - 1.1%
Cerner Corp. (a)	28,479	$2,052,197
Express Scripts Holding Co. (a)	66,371	5,627,597
Healthcare Services Group, Inc.	72,870	2,446,246
McKesson Corp.	21,011	4,805,216

		$14,931,256
Medical Equipment - 4.3%
Abbott Laboratories	225,751	$10,693,825
AtriCure, Inc. (a)	89,720	1,586,250
Cepheid, Inc. (a)	31,261	1,776,875
Cooper Cos., Inc.	33,946	5,566,126
DENTSPLY International, Inc.	47,076	2,495,499
DexCom, Inc. (a)	25,666	1,558,953
Heartware International, Inc. (a)	9,293	792,042
Inovalon Holdings, Inc., “A” (a)	4,070	126,414
Medtronic PLC	189,707	14,719,366
OraSure Technologies, Inc. (a)	75,737	542,277
STERIS Corp.	15,178	979,285
Stryker Corp.	123,350	11,687,413
TearLab Corp. (a)(l)	289,159	751,813
Thermo Fisher Scientific, Inc.	39,243	5,101,590

		$58,377,728

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	124,679	$1,580,803
Lundin Mining Corp. (a)	531,117	2,315,485

		$3,896,288
Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	88,793	$4,354,409
Williams Partners LP	50,629	2,589,167

		$6,943,576
Network & Telecom - 0.6%
Cisco Systems, Inc.	228,259	$6,735,923
Ixia (a)	178,290	2,028,940

		$8,764,863
Oil Services - 1.1%
Forum Energy Technologies, Inc. (a)	33,435	$652,986
Halliburton Co.	65,958	2,832,237
Schlumberger Ltd.	138,525	11,658,264

		$15,143,487
Other Banks & Diversified Financials - 5.0%
American Express Co.	180,203	$14,702,763
BB&T Corp.	113,481	4,317,952
Discover Financial Services	249,152	15,193,289
EuroDekania Ltd.	580,280	211,043
PrivateBancorp, Inc.	191,778	6,660,450
Texas Capital Bancshares, Inc. (a)	92,500	4,294,775
Visa, Inc., “A”	81,660	22,155,175

		$67,535,447
Pharmaceuticals - 5.7%
Actavis PLC (a)	77,466	$22,570,494
Bristol-Myers Squibb Co.	210,016	12,794,175
Eli Lilly & Co.	149,535	10,492,871
Endo International PLC (a)	105,692	9,047,235
Merck & Co., Inc.	111,328	6,517,141
Valeant Pharmaceuticals International, Inc. (a)	79,301	15,660,361

		$77,082,277
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	43,021	$8,071,600
Union Pacific Corp.	101,574	12,215,289

		$20,286,889

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 3.5%
Equity Lifestyle Properties, Inc., REIT	140,730	$7,581,125
Gramercy Property Trust, Inc., REIT	650,891	4,588,782
Medical Properties Trust, Inc., REIT	542,183	8,208,651
Mid-America Apartment Communities, Inc., REIT	134,668	9,759,390
Plum Creek Timber Co. Inc., REIT	191,270	8,308,769
Tanger Factory Outlet Centers, Inc., REIT	244,741	8,676,068

		$47,122,785
Restaurants - 1.0%
Domino’s Pizza, Inc.	40,159	$4,077,343
YUM! Brands, Inc.	121,021	9,816,013

		$13,893,356
Specialty Chemicals - 2.5%
Albemarle Corp.	132,656	$7,504,350
Amira Nature Foods Ltd. (a)(l)	72,290	748,924
Axalta Coating Systems Ltd. (a)	291,858	8,288,767
Ecolab, Inc.	89,953	10,393,170
W.R. Grace & Co. (a)	71,446	7,083,871

		$34,019,082
Specialty Stores - 4.1%
American Eagle Outfitters, Inc.	364,689	$5,459,394
AutoZone, Inc. (a)	9,790	6,291,837
Bed Bath & Beyond, Inc. (a)	96,229	7,184,457
Burlington Stores, Inc. (a)	140,302	7,796,582
Express, Inc. (a)	269,133	3,719,418
L Brands, Inc.	56,032	5,147,100
Ross Stores, Inc.	78,822	8,340,156
Sally Beauty Holdings, Inc. (a)	122,801	4,116,290
Urban Outfitters, Inc. (a)	192,763	7,510,046

		$55,565,280
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	150,098	$14,880,716
SBA Communications Corp. (a)	34,562	4,310,227

		$19,190,943
Telephone Services - 0.9%
RigNet, Inc. (a)	93,716	$2,963,300
Verizon Communications, Inc.	176,863	8,745,875

		$11,709,175

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.2%
Altria Group, Inc.	148,317	$8,348,764
Philip Morris International, Inc.	96,505	8,006,055

		$16,354,819
Trucking - 0.6%
Swift Transportation Co. (a)	276,914	$7,831,128

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	89,289	$5,141,261
Calpine Corp. (a)	153,376	3,251,571
CMS Energy Corp.	159,241	5,594,136
Dominion Resources, Inc.	47,722	3,440,279
Edison International	72,111	4,633,132
Exelon Corp.	123,469	4,188,060
NextEra Energy, Inc.	41,065	4,248,585
NRG Energy, Inc.	86,965	2,085,421
Pattern Energy Group, Inc.	87,741	2,440,955

		$35,023,400
Total Common Stocks (Identified Cost, $1,026,839,472)		$1,346,855,980

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	9,385,602	$9,385,602

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	3,001,002	$3,001,002
Total Investments (Identified Cost, $1,039,226,076)		$1,359,242,584

Securities Sold Short - (0.2)%
Gaming & Lodging - (0.2)%
Marriott International, Inc., “A” (Proceeds Received $2,063,501)	(30,725)	$(2,553,248)

Other Assets, Less Liabilities - (0.0)%		(151,581)
Net Assets - 100.0%		$1,356,537,755

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

12

Portfolio of Investments (unaudited) – continued

At February 28, 2015, the fund had cash collateral of $7,548 and other liquid securities with an aggregate value of $4,654,836 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,029,840,474)	$1,349,856,982
Underlying affiliated funds, at cost and value	9,385,602
Total investments, at value, including $2,917,816 of securities on loan (identified cost, $1,039,226,076)	$1,359,242,584
Cash	53
Deposits with brokers	7,548
Receivables for
Investments sold	17,378,908
Fund shares sold	1,326,209
Interest and dividends	1,847,050
Other assets	6,627
Total assets	$1,379,808,979
Liabilities
Payables for
Dividends on securities sold short	$6,145
Securities sold short, at value (proceeds received, $2,063,501)	2,553,248
Investments purchased	15,465,125
Fund shares reacquired	1,505,961
Collateral for securities loaned, at value	3,001,002
Payable to affiliates
Investment adviser	60,285
Shareholder servicing costs	499,998
Distribution and service fees	30,205
Payable for independent Trustees’ compensation	84,660
Accrued expenses and other liabilities	64,595
Total liabilities	$23,271,224
Net assets	$1,356,537,755
Net assets consist of
Paid-in capital	$970,720,899
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	319,526,761
Accumulated net realized gain (loss) on investments and foreign currency	62,536,766
Undistributed net investment income	3,753,329
Net assets	$1,356,537,755
Shares of beneficial interest outstanding	47,841,961

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,049,597,394	36,678,634	$28.62
Class B	39,318,229	1,507,079	26.09
Class C	93,990,731	3,636,652	25.85
Class I	52,490,570	1,755,802	29.90
Class R1	4,500,047	174,210	25.83
Class R2	19,057,382	679,343	28.05
Class R3	73,716,433	2,584,579	28.52
Class R4	21,396,708	743,122	28.79
Class R5	2,470,261	82,540	29.93

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.37 [100 / 94.25 x $28.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$10,772,536
Interest	169,875
Dividends from underlying affiliated funds	7,564
Foreign taxes withheld	(12,981)
Total investment income	$10,936,994
Expenses
Management fee	$3,759,130
Distribution and service fees	2,023,710
Shareholder servicing costs	990,265
Administrative services fee	108,381
Independent Trustees’ compensation	17,191
Custodian fee	60,603
Shareholder communications	50,305
Audit and tax fees	26,663
Legal fees	5,586
Dividend and interest expense on securities sold short	24,386
Miscellaneous	86,031
Total expenses	$7,152,251
Fees paid indirectly	(24)
Reduction of expenses by investment adviser and distributor	(69,163)
Net expenses	$7,083,064
Net investment income	$3,853,930
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$70,691,093
Securities sold short	(51,451)
Foreign currency	(813)
Net realized gain (loss) on investments and foreign currency	$70,638,829
Change in unrealized appreciation (depreciation)
Investments	$5,801,151
Securities sold short	(405,761)
Translation of assets and liabilities in foreign currencies	(39)
Net unrealized gain (loss) on investments and foreign currency translation	$5,395,351
Net realized and unrealized gain (loss) on investments and foreign currency	$76,034,180
Change in net assets from operations	$79,888,110

See notes to financial statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/15 (unaudited)	Year ended 8/31/14
From operations
Net investment income	$3,853,930	$5,110,168
Net realized gain (loss) on investments and foreign currency	70,638,829	105,521,459
Net unrealized gain (loss) on investments and foreign currency translation	5,395,351	142,264,064
Change in net assets from operations	$79,888,110	$252,895,691
Distributions declared to shareholders
From net investment income	$(5,098,135)	$(7,149,277)
From net realized gain on investments	(95,270,510)	—
Total distributions declared to shareholders	$(100,368,645)	$(7,149,277)
Change in net assets from fund share transactions	$84,920,626	$(64,001,160)
Total change in net assets	$64,440,091	$181,745,254
Net assets
At beginning of period	1,292,097,664	1,110,352,410
At end of period (including undistributed net investment income of $3,753,329 and $4,997,534, respectively)	$1,356,537,755	$1,292,097,664

See notes to financial statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$29.19		$23.82	$19.68	$17.20	$14.62	$13.87
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.13	$0.18	$0.11	$0.11	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		5.41	4.07	2.47	2.58	0.77
Total from investment operations	$1.71		$5.54	$4.25	$2.58	$2.69	$0.87
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.17)	$(0.11)	$(0.10)	$(0.11)	$(0.12)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.28)		$(0.17)	$(0.11)	$(0.10)	$(0.11)	$(0.12)
Net asset value, end of period (x)	$28.62		$29.19	$23.82	$19.68	$17.20	$14.62
Total return (%) (r)(s)(t)(x)	6.29	(n)	23.33	21.69	15.10	18.39	6.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.11	1.15	1.18	1.24
Expenses after expense reductions (f)	1.04	(a)	1.04	1.11	1.15	1.18	1.23
Net investment income	0.67	(a)	0.49	0.81	0.61	0.60	0.68
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$1,049,597		$1,002,028	$873,139	$686,616	$612,504	$547,296
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.04	(a)	1.04	1.10	1.15	1.17	1.22

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.78		$21.88	$18.11	$15.86	$13.50	$12.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.06)	$0.01	$(0.02)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		4.96	3.76	2.27	2.38	0.71
Total from investment operations	$1.46		$4.90	$3.77	$2.25	$2.36	$0.70
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$(0.00	)(w)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.15)		$—	$—	$—	$—	$(0.00	)(w)
Net asset value, end of period (x)	$26.09		$26.78	$21.88	$18.11	$15.86	$13.50
Total return (%) (r)(s)(t)(x)	5.90	(n)	22.39	20.82	14.19	17.48	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.86	1.91	1.93	1.99
Expenses after expense reductions (f)	1.80	(a)	1.80	1.86	1.90	1.93	1.98
Net investment income (loss)	(0.09	)(a)	(0.26)	0.07	(0.14)	(0.15)	(0.06)
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$39,318		$40,536	$40,495	$43,320	$49,181	$55,327
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.79	(a)	1.80	1.86	1.90	1.92	1.97

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.55		$21.72	$17.98	$15.74	$13.39	$12.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.06)	$0.01	$(0.02)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.46		4.92	3.73	2.26	2.37	0.70
Total from investment operations	$1.45		$4.86	$3.74	$2.24	$2.35	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$—	$—	$—	$(0.05)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.15)		$(0.03)	$—	$—	$—	$(0.05)
Net asset value, end of period (x)	$25.85		$26.55	$21.72	$17.98	$15.74	$13.39
Total return (%) (r)(s)(t)(x)	5.91	(n)	22.38	20.80	14.23	17.55	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80	1.86	1.90	1.93	1.99
Expenses after expense reductions (f)	1.79	(a)	1.80	1.86	1.90	1.93	1.98
Net investment income (loss)	(0.08	)(a)	(0.26)	0.06	(0.14)	(0.15)	(0.07)
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$93,991		$89,702	$78,777	$64,258	$62,249	$59,265
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.	79(a)	1.80	1.86	1.90	1.92	1.97

See notes to financial statements

20

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.43		$24.82	$20.49	$17.91	$15.21	$14.43
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.21	$0.24	$0.16	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		5.62	4.25	2.57	2.70	0.79
Total from investment operations	$1.82		$5.83	$4.49	$2.73	$2.85	$0.94
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.22)	$(0.16)	$(0.15)	$(0.15)	$(0.16)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.35)		$(0.22)	$(0.16)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$29.90		$30.43	$24.82	$20.49	$17.91	$15.21
Total return (%) (r)(s)(x)	6.43	(n)	23.61	22.03	15.36	18.73	6.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.86	0.90	0.93	0.99
Expenses after expense reductions (f)	0.80	(a)	0.80	0.86	0.90	0.93	0.98
Net investment income	0.92	(a)	0.73	1.05	0.86	0.83	0.93
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$52,491		$45,089	$29,812	$20,441	$17,250	$16,291
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.79	(a)	0.80	0.86	0.90	0.92	0.97

See notes to financial statements

21

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014		2013	2012	2011	2010

Net asset value, beginning of period	$26.54		$21.69		$17.95	$15.72	$13.38	$12.75
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.06)		$0.02	$(0.02)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		4.91		3.72	2.25	2.37	0.70
Total from investment operations	$1.44		$4.85		$3.74	$2.23	$2.35	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$(0.01)	$(0.06)
From net realized gain on investments	(2.15)		—		—	—	—	—
Total distributions declared to shareholders	$(2.15)		$(0.00	)(w)	$—	$—	$(0.01)	$(0.06)
Net asset value, end of period (x)	$25.83		$26.54		$21.69	$17.95	$15.72	$13.38
Total return (%) (r)(s)(x)	5.88	(n)	22.38		20.84	14.19	17.56	5.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.80		1.86	1.90	1.93	1.99
Expenses after expense reductions (f)	1.80	(a)	1.80		1.86	1.90	1.93	1.98
Net investment income (loss)	(0.09	)(a)	(0.26)		0.08	(0.14)	(0.15)	(0.07)
Portfolio turnover	31	(n)	48		58	65	66	77
Net assets at end of period (000 omitted)	$4,500		$4,132		$3,839	$4,098	$3,904	$3,688
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.79	(a)	1.80		1.85	1.90	1.92	1.97

See notes to financial statements

22

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.59		$23.35	$19.28	$16.86	$14.33	$13.62
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06	$0.12	$0.06	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.58		5.29	4.00	2.42	2.54	0.75
Total from investment operations	$1.64		$5.35	$4.12	$2.48	$2.60	$0.81
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.11)	$(0.05)	$(0.06)	$(0.07)	$(0.10)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.18)		$(0.11)	$(0.05)	$(0.06)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$28.05		$28.59	$23.35	$19.28	$16.86	$14.33
Total return (%) (r)(s)(x)	6.17	(n)	22.96	21.44	14.74	18.14	5.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.30	1.36	1.40	1.43	1.49
Expenses after expense reductions (f)	1.30	(a)	1.30	1.36	1.40	1.43	1.48
Net investment income	0.41	(a)	0.24	0.56	0.36	0.35	0.43
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$19,057		$19,434	$19,625	$17,369	$16,424	$14,013
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.29	(a)	1.30	1.36	1.40	1.42	1.47

See notes to financial statements

23

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$29.10		$23.75	$19.63	$17.16	$14.59	$13.85
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.13	$0.18	$0.11	$0.11	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.61		5.39	4.05	2.47	2.57	0.77
Total from investment operations	$1.70		$5.52	$4.23	$2.58	$2.68	$0.87
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.17)	$(0.11)	$(0.11)	$(0.11)	$(0.13)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.28)		$(0.17)	$(0.11)	$(0.11)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$28.52		$29.10	$23.75	$19.63	$17.16	$14.59
Total return (%) (r)(s)(x)	6.28	(n)	23.32	21.68	15.12	18.38	6.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.11	1.15	1.18	1.24
Expenses after expense reductions (f)	1.05	(a)	1.05	1.11	1.15	1.18	1.23
Net investment income	0.67	(a)	0.49	0.81	0.61	0.60	0.68
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$73,716		$68,977	$58,381	$46,833	$32,277	$26,573
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.04	(a)	1.05	1.10	1.15	1.17	1.22

See notes to financial statements

24

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$29.40		$23.99	$19.81	$17.32	$14.72	$13.98
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.20	$0.23	$0.16	$0.13	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.61		5.44	4.11	2.48	2.62	0.76
Total from investment operations	$1.74		$5.64	$4.34	$2.64	$2.75	$0.90
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.23)	$(0.16)	$(0.15)	$(0.15)	$(0.16)
From net realized gain on investments	(2.15)		—	—	—	—	—
Total distributions declared to shareholders	$(2.35)		$(0.23)	$(0.16)	$(0.15)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$28.79		$29.40	$23.99	$19.81	$17.32	$14.72
Total return (%) (r)(s)(x)	6.40	(n)	23.62	22.03	15.36	18.68	6.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.86	0.91	0.92	0.98
Expenses after expense reductions (f)	0.80	(a)	0.80	0.86	0.90	0.92	0.97
Net investment income	0.92	(a)	0.72	1.04	0.86	0.75	0.92
Portfolio turnover	31	(n)	48	58	65	66	77
Net assets at end of period (000 omitted)	$21,397		$19,706	$6,165	$1,871	$1,367	$408
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.79(a	)	0.80	0.86	0.90	0.91	0.97

See notes to financial statements

25

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5			2014	2013 (i)

Net asset value, beginning of period	$30.47		$24.84	$21.02
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.23	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	1.68		5.64	3.60
Total from investment operations	$1.83		$5.87	$3.82
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.24)	$—
From net realized gain on investments	(2.15)		—	—
Total distributions declared to shareholders	$(2.37)		$(0.24)	$—
Net asset value, end of period (x)	$29.93		$30.47	$24.84
Total return (%) (r)(s)(x)	6.46	(n)	23.73	18.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.71	0.76	(a)
Expenses after expense reductions (f)	0.70	(a)	0.71	0.76	(a)
Net investment income	1.01	(a)	0.80	1.39	(a)
Portfolio turnover	31	(n)	48	58
Net assets at end of period (000 omitted)	$2,470		$2,492	$119
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.70	(a)	0.71	0.75	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party

27

Notes to Financial Statements (unaudited) – continued

pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

28

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,300,519,870	$—	$—	$1,300,519,870
Canada	32,406,036	—	—	32,406,036
Israel	6,754,591	—	—	6,754,591
Hong Kong	6,215,516	—	—	6,215,516
United Arab Emirates	748,924	—	—	748,924
Cayman Islands	—	—	211,043	211,043
Mutual Funds	12,386,604	—	—	12,386,604
Total Investments	$1,359,031,541	$—	$211,043	$1,359,242,584
Short Sales	$(2,553,248)	$—	$—	$(2,553,248)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/14	$274,485
Change in unrealized appreciation (depreciation)	(63,442)
Balance as of 2/28/15	$211,043

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at February 28, 2015 is $(63,442). At February 28, 2015, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

29

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2015, this expense amounted to $24,386. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $2,917,816 and a related liability of $3,001,002 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities

30

Notes to Financial Statements (unaudited) – continued

lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or

31

Notes to Financial Statements (unaudited) – continued

net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$7,149,277

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$1,040,674,994
Gross appreciation	346,463,498
Gross depreciation	(27,895,908)
Net unrealized appreciation (depreciation)	$318,567,590

As of 8/31/14
Undistributed ordinary income	40,337,229
Undistributed long-term capital gain	60,026,109
Capital loss carryforwards	(6,399,816)
Other temporary differences	(432,570)
Net unrealized appreciation (depreciation)	312,766,439

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(6,399,816)

The availability of $6,399,816 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Endeavor Fund merger, may be limited in a given year.

32

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Class A	$4,295,673	$6,151,825	$73,002,676	$—
Class B	—	—	3,135,634	—
Class C	—	97,951	7,201,066	—
Class I	325,586	313,713	3,509,320	—
Class R1	—	485	336,539	—
Class R2	18,884	88,902	1,366,894	—
Class R3	301,920	423,237	5,094,315	—
Class R4	137,694	72,032	1,445,918	—
Class R5	18,378	1,132	178,148	—
Total	$5,098,135	$7,149,277	$95,270,510	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2014, this management fee reduction amounted to $38,982, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

33

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $154,993 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$1,234,442
Class B	0.75%	0.25%	1.00%	1.00%	194,246
Class C	0.75%	0.25%	1.00%	1.00%	442,617
Class R1	0.75%	0.25%	1.00%	1.00%	20,835
Class R2	0.25%	0.25%	0.50%	0.50%	45,636
Class R3	—	0.25%	0.25%	0.25%	85,934
Total Distribution and Service Fees					$2,023,710

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $28,384, $270, $1,035, and $65 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$324
Class B	16,723
Class C	1,307

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

34

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $242,831, which equated to 0.0380% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $747,434.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,908 and the Retirement Deferral plan resulted in an expense of $2,544. Both amounts are included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $84,650 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of

35

Notes to Financial Statements (unaudited) – continued

Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $2,462 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $427, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short sales, and short-term obligations, aggregated $399,633,016 and $414,747,913, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,283,684	$63,964,132	3,726,575	$98,779,253
Class B	75,363	1,932,953	128,799	3,156,038
Class C	256,080	6,494,772	320,385	7,756,813
Class I	254,497	7,523,476	489,647	13,383,291
Class R1	14,558	362,924	25,142	616,104
Class R2	56,526	1,570,654	114,651	3,009,148
Class R3	175,825	4,938,682	388,156	10,206,825
Class R4	88,004	2,518,443	568,620	15,584,037
Class R5	3,152	94,529	80,363	2,205,958
	3,207,689	$89,400,565	5,842,338	$154,697,467

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,710,272	$73,339,956	219,909	$5,744,030
Class B	123,690	3,056,391	—	—
Class C	267,888	6,557,903	3,671	87,708
Class I	127,373	3,598,289	10,378	282,064
Class R1	13,757	336,495	20	485
Class R2	49,416	1,311,498	3,341	85,652
Class R3	200,083	5,396,235	16,253	423,237
Class R4	58,200	1,583,612	2,743	72,032
Class R5	6,949	196,526	41	1,122
	3,557,628	$95,376,905	256,356	$6,696,330

Shares reacquired
Class A	(2,647,567)	$(74,611,581)	(6,266,489)	$(167,777,284)
Class B	(205,693)	(5,291,893)	(465,704)	(11,473,848)
Class C	(266,040)	(6,757,065)	(572,495)	(13,987,990)
Class I	(107,943)	(3,132,131)	(219,406)	(6,160,376)
Class R1	(9,826)	(249,028)	(46,483)	(1,136,563)
Class R2	(106,236)	(2,874,397)	(278,899)	(7,430,972)
Class R3	(161,727)	(4,538,970)	(491,785)	(13,044,811)
Class R4	(73,443)	(2,133,567)	(158,003)	(4,285,803)
Class R5	(9,362)	(268,212)	(3,403)	(97,310)
	(3,587,837)	$(99,856,844)	(8,502,667)	$(225,394,957)

Net change
Class A	2,346,389	$62,692,507	(2,320,005)	$(63,254,001)
Class B	(6,640)	(302,549)	(336,905)	(8,317,810)
Class C	257,928	6,295,610	(248,439)	(6,143,469)
Class I	273,927	7,989,634	280,619	7,504,979
Class R1	18,489	450,391	(21,321)	(519,974)
Class R2	(294)	7,755	(160,907)	(4,336,172)
Class R3	214,181	5,795,947	(87,376)	(2,414,749)
Class R4	72,761	1,968,488	413,360	11,370,266
Class R5	739	22,843	77,001	2,109,770
	3,177,480	$84,920,626	(2,403,973)	$(64,001,160)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

37

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $2,277 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations. The period-end carrying value of the outstanding borrowings under this agreement on the fund’s Statement of Assets and Liabilities approximates its fair value which would have been considered level 2 under the fair value hierarchy disclosure if the liability were carried at fair value.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,714,652	103,657,791	(98,986,841)	9,385,602

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,564	$9,385,602

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

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1. Go to mfs.com.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® GLOBAL LEADERS FUND

GLD-SEM

MFS® GLOBAL LEADERS FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.8%
Time Warner, Inc.	3.1%
Pernod Ricard S.A.	3.0%
YUM! Brands, Inc.	3.0%
Visa, Inc., “A”	3.0%
Danone S.A.	3.0%
Urban Outfitters, Inc.	2.9%
Danaher Corp.	2.9%
3M Co.	2.9%
Burberry Group PLC	2.8%

Equity sectors
Consumer Staples	40.3%
Retailing	23.2%
Leisure	16.7%
Industrial Goods & Services	5.3%
Financial Services	4.3%
Basic Materials	2.9%
Technology	2.7%
Special Products & Services	1.8%

Issuer country weightings (x)
United States	42.9%
France	18.9%
United Kingdom	13.0%
Switzerland	6.6%
Japan	4.1%
Germany	2.7%
Brazil	2.7%
Netherlands	2.0%
China	1.7%
Other Countries	5.4%

Currency exposure weightings (y)
United States Dollar	42.9%
Euro	24.8%
British Pound Sterling	13.0%
Swiss Franc	6.6%
Japanese Yen	4.1%
Hong Kong Dollar	3.1%
Brazilian Real	2.7%
Swedish Krona	1.5%
Danish Krone	1.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.45%	$1,000.00	$1,041.37	$7.34
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
B	Actual	2.20%	$1,000.00	$1,037.88	$11.12
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.20%	$1,000.00	$1,037.88	$11.12
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
I	Actual	1.20%	$1,000.00	$1,042.52	$6.08
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)
Alcoholic Beverages - 10.9%
AmBev S.A.	24,052	$155,390
Carlsberg A.S., “B”	2,086	178,463
Diageo PLC	12,159	363,326
Pernod Ricard S.A.	3,474	411,889
SABMiller PLC	6,663	378,035

		$1,487,103
Apparel Manufacturers - 14.1%
Burberry Group PLC	13,412	$387,619
Compagnie Financiere Richemont S.A.	2,329	205,209
Global Brands Group Holding Ltd. (a)	796,000	136,502
Kering S.A.	1,745	355,399
Li & Fung Ltd.	50,000	51,123
LVMH Moet Hennessy Louis Vuitton S.A.	2,095	384,249
NIKE, Inc., “B”	2,464	239,304
Tod’s S.p.A.	1,682	171,566

		$1,930,971
Broadcasting - 9.7%
Nippon Television Holdings, Inc.	11,100	$183,631
Publicis Groupe S.A.	4,245	346,159
Time Warner, Inc.	5,169	423,134
Twenty-First Century Fox, Inc.	10,781	377,335

		$1,330,259
Business Services - 1.8%
Accenture PLC, “A”	2,710	$243,981

Chemicals - 2.8%
3M Co.	2,329	$392,786

Computer Software - 2.7%
SAP AG	5,257	$369,678

Consumer Products - 14.3%
Colgate-Palmolive Co.	4,806	$340,361
L’Oreal S.A.	1,952	354,417
Newell Rubbermaid, Inc.	7,368	289,489
Procter & Gamble Co.	4,146	352,949

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	3,838	$347,223
Unilever N.V.	6,188	269,370

		$1,953,809
Electrical Equipment - 5.3%
Danaher Corp.	4,513	$393,895
Schneider Electric S.A.	4,118	331,702

		$725,597
Food & Beverages - 10.0%
Danone S.A.	5,819	$405,878
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,244	211,802
Nestle S.A.	6,589	514,209
Want Want China Holdings Ltd.	213,000	234,811

		$1,366,700

Gaming & Lodging - 1.3%
InterContinental Hotels Group PLC	4,270	$174,694

General Merchandise - 1.6%
Target Corp.	2,810	$215,892

Other Banks & Diversified Financials - 4.3%
Julius Baer Group Ltd.	4,063	$187,562
Visa, Inc., “A”	1,499	406,694

		$594,256
Restaurants - 5.7%
McDonald’s Corp.	3,841	$379,875
YUM! Brands, Inc.	5,015	406,767

		$786,642
Specialty Stores - 7.5%
AutoZone, Inc. (a)	543	$348,975
L Brands, Inc.	3,037	278,979
Urban Outfitters, Inc. (a)	10,343	402,963

		$1,030,917
Tobacco - 5.2%
Imperial Tobacco Group PLC	2,682	$132,210
Japan Tobacco, Inc.	11,900	375,229
Swedish Match AB	6,442	202,988

		$710,427
Total Common Stocks (Identified Cost, $11,322,181)		$13,313,712

6

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.7%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	379,786	$379,786
Total Investments (Identified Cost, $11,701,967)		$13,693,498

Other Assets, Less Liabilities - 0.1%		9,137
Net Assets - 100.0%		$13,702,635

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See notes to financial statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $11,322,181)	$13,313,712
Underlying affiliated funds, at cost and value	379,786
Total investments, at value (identified cost, $11,701,967)	$13,693,498
Receivables for
Fund shares sold	10,954
Dividends	38,688
Receivable from investment adviser	11,333
Other assets	213
Total assets	$13,754,686
Liabilities
Payable for fund shares reacquired	$4,444
Payable to affiliates
Shareholder servicing costs	4,273
Distribution and service fees	360
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	42,963
Total liabilities	$52,051
Net assets	$13,702,635
Net assets consist of
Paid-in capital	$11,682,772
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,990,963
Accumulated net realized gain (loss) on investments and foreign currency	722
Undistributed net investment income	28,178
Net assets	$13,702,635
Shares of beneficial interest outstanding	972,813

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,346,964	591,408	$14.11
Class B	501,880	36,135	13.89
Class C	1,823,667	131,321	13.89
Class I	3,030,124	213,949	14.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.97 [100 / 94.25 x $14.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See notes to financial statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$136,687
Dividends from underlying affiliated funds	130
Foreign taxes withheld	(9,202)
Total investment income	$127,615
Expenses
Management fee	$58,343
Distribution and service fees	20,934
Shareholder servicing costs	8,700
Administrative services fee	8,679
Independent Trustees’ compensation	596
Custodian fee	7,534
Shareholder communications	5,451
Audit and tax fees	26,081
Legal fees	58
Registration fees	25,124
Miscellaneous	5,478
Total expenses	$166,978
Reduction of expenses by investment adviser and distributor	(68,300)
Net expenses	$98,678
Net investment income	$28,937
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$200,506
Foreign currency	(3,004)
Net realized gain (loss) on investments and foreign currency	$197,502
Change in unrealized appreciation (depreciation)
Investments	$278,737
Translation of assets and liabilities in foreign currencies	(296)
Net unrealized gain (loss) on investments and foreign currency translation	$278,441
Net realized and unrealized gain (loss) on investments and foreign currency	$475,943
Change in net assets from operations	$504,880

See notes to financial statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/15 (unaudited)	Year ended 8/31/14
From operations
Net investment income	$28,937	$74,290
Net realized gain (loss) on investments and foreign currency	197,502	249,780
Net unrealized gain (loss) on investments and foreign currency translation	278,441	577,585
Change in net assets from operations	$504,880	$901,655
Distributions declared to shareholders
From net investment income	$(50,007)	$(68,001)
From net realized gain on investments	(409,274)	(810,506)
Total distributions declared to shareholders	$(459,281)	$(878,507)
Change in net assets from fund share transactions	$(93,130)	$3,114,847
Total change in net assets	$(47,531)	$3,137,995
Net assets
At beginning of period	13,750,166	10,612,171
At end of period (including undistributed net investment income of $28,178 and $49,248, respectively)	$13,702,635	$13,750,166

See notes to financial statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class A			2014	2013

Net asset value, beginning of period	$14.04		$13.95	$12.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.07	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		1.04	1.91	1.96
Total from investment operations	$0.55		$1.13	$1.98	$2.16
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)	$(0.06)	$—
From net realized gain on investments	(0.43)		(0.96)	(0.13)	—
Total distributions declared to shareholders	$(0.48)		$(1.04)	$(0.19)	$—
Net asset value, end of period (x)	$14.11		$14.04	$13.95	$12.16
Total return (%) (r)(s)(t)(x)	4.14	(n)	8.30	16.39	21.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.50	(a)	2.48	2.89	6.60	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	1.45	1.45	(a)
Net investment income	0.52	(a)	0.64	0.55 (l)	1.83	(a)(l)
Portfolio turnover	9	(n)	17	82	19	(n)
Net assets at end of period (000 omitted)	$8,347		$8,639	$6,632	$8,331

See notes to financial statements

11

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class B			2014	2013

Net asset value, beginning of period	$13.82		$13.81	$12.07	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.02)	$0.01	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.03	1.86	2.08
Total from investment operations	$0.50		$1.01	$1.87	$2.07
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$—
From net realized gain on investments	(0.43)		(0.96)	(0.13)	—
Total distributions declared to shareholders	$(0.43)		$(1.00)	$(0.13)	$—
Net asset value, end of period (x)	$13.89		$13.82	$13.81	$12.07
Total return (%) (r)(s)(t)(x)	3.79	(n)	7.48	15.55	20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.26	(a)	3.23	3.96	5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	2.21	2.20	(a)
Net investment income (loss)	(0.23	)(a)	(0.12)	0.09	(0.10	)(a)
Portfolio turnover	9	(n)	17	82	19	(n)
Net assets at end of period (000 omitted)	$502		$486	$364	$131

See notes to financial statements

12

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31			Period ended 8/31/12 (c)
Class C			2014	2013

Net asset value, beginning of period	$13.82		$13.81	$12.07		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.01)	$0.02		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		1.02	1.85		2.08
Total from investment operations	$0.50		$1.01	$1.87		$2.07
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.00	)(w)	$—
From net realized gain on investments	(0.43)		(0.96)	(0.13)		—
Total distributions declared to shareholders	$(0.43)		$(1.00)	$(0.13)		$—
Net asset value, end of period (x)	$13.89		$13.82	$13.81		$12.07
Total return (%) (r)(s)(t)(x)	3.79	(n)	7.50	15.57		20.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.25	(a)	3.22	4.02		5.96	(a)
Expenses after expense reductions (f)	2.20	(a)	2.20	2.21		2.20	(a)
Net investment income (loss)	(0.22	)(a)	(0.08)	0.16		(0.07	)(a)
Portfolio turnover	9	(n)	17	82		19	(n)
Net assets at end of period (000 omitted)	$1,824		$1,712	$927		$133

See notes to financial statements

13

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31		Period ended 8/31/12 (c)
Class I			2014	2013

Net asset value, beginning of period	$14.11		$14.00	$12.18	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		1.05	1.88	2.09
Total from investment operations	$0.57		$1.17	$2.02	$2.18
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.07)	$—
From net realized gain on investments	(0.43)		(0.96)	(0.13)	—
Total distributions declared to shareholders	$(0.52)		$(1.06)	$(0.20)	$—
Net asset value, end of period (x)	$14.16		$14.11	$14.00	$12.18
Total return (%) (r)(s)(x)	4.25	(n)	8.57	16.72	21.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.24	2.86	4.94	(a)
Expenses after expense reductions (f)	1.20	(a)	1.20	1.21	1.20	(a)
Net investment income	0.77	(a)	0.85	1.03	0.90	(a)
Portfolio turnover	9	(n)	17	82	19	(n)
Net assets at end of period (000 omitted)	$3,030		$2,913	$2,690	$2,193

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 28, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Leaders Fund (the fund) is a diversified series of MFS Series Trust I (the trust). Prior to September 29, 2014, the fund was a non-diversified series of the trust. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

15

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

16

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,313,712	$—	$—	$13,313,712
Mutual Funds	379,786	—	—	379,786
Total Investments	$13,693,498	$—	$—	$13,693,498

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

17

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$795,002
Long-term capital gains	83,505
Total distributions	$878,507

18

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$11,725,172
Gross appreciation	2,254,970
Gross depreciation	(286,644)
Net unrealized appreciation (depreciation)	$1,968,326

As of 8/31/14
Undistributed ordinary income	138,864
Undistributed long-term capital gain	146,442
Other temporary differences	(631)
Net unrealized appreciation (depreciation)	1,689,589

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Class A	$31,148	$43,141	$247,860	$505,890
Class B	—	1,474	15,312	32,256
Class C	—	4,066	56,700	87,699
Class I	18,859	19,320	89,402	184,661
Total	$50,007	$68,001	$409,274	$810,506

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee

19

Notes to Financial Statements (unaudited) – continued

reduction amounted to $395, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.45%	2.20%	2.20%	1.20%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this reduction amounted to $67,891, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,243 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,868
Class B	0.75%	0.25%	1.00%	1.00%	2,389
Class C	0.75%	0.25%	1.00%	1.00%	8,677
Total Distribution and Service Fees					$20,934

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $10 for Class A and is included in the reduction of total expenses in the Statement of Operations.

20

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$—
Class B	43
Class C	116

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $1,680, which equated to 0.0259% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,020.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.1339% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino

21

Notes to Financial Statements (unaudited) – continued

resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $26 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $4, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,143 shares of Class A for an aggregate amount of $147,378. At February 28, 2015, MFS held approximately 96% of the outstanding shares of Class I.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $1,102,927 and $1,514,761, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	78,356	$1,077,474	255,307	$3,612,305
Class B	849	11,353	11,692	169,040
Class C	9,962	133,910	70,847	990,306
Class I	368	5,000	1,341	19,082
	89,535	$1,227,737	339,187	$4,790,733

Shares issued to shareholders in reinvestment of distributions
Class A	20,283	$274,026	39,229	$537,433
Class B	1,115	14,846	2,406	32,621
Class C	4,136	55,051	6,502	88,100
Class I	7,990	108,261	14,846	203,981
	33,524	$452,184	62,983	$862,135

22

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(122,386)	$(1,659,480)	(154,628)	$(2,164,259)
Class B	(987)	(13,408)	(5,284)	(74,272)
Class C	(6,630)	(88,530)	(20,627)	(273,867)
Class I	(857)	(11,633)	(1,869)	(25,623)
	(130,860)	$(1,773,051)	(182,408)	$(2,538,021)

Net change
Class A	(23,747)	$(307,980)	139,908	$1,985,479
Class B	977	12,791	8,814	127,389
Class C	7,468	100,431	56,722	804,539
Class I	7,501	101,628	14,318	197,440
	(7,801)	$(93,130)	219,762	$3,114,847

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $25 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	541,652	1,509,944	(1,671,810)	379,786

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$130	$379,786

23

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

24

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

LVO-SEM

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
General Mills, Inc.	3.3%
Discover Financial Services	2.6%
Roche Holding AG	2.4%
Johnson & Johnson	2.2%
Santen Pharmaceutical Co. Ltd.	2.2%
Cheung Kong Infrastructure Holdings Ltd.	2.2%
Exxon Mobil Corp.	2.1%
Royal Dutch Shell PLC, “B”	2.0%
Ross Stores, Inc.	1.8%

Equity sectors
Utilities & Communications	16.8%
Financial Services	14.5%
Consumer Staples	13.9%
Health Care	13.4%
Technology	10.2%
Retailing	9.3%
Leisure	6.5%
Energy	5.4%
Industrial Goods & Services	2.3%
Autos & Housing	2.1%
Transportation	1.9%
Basic Materials	1.7%
Special Products & Services	0.8%

Issuer country weightings (x)
United States	43.1%
Japan	12.4%
Hong Kong	6.0%
United Kingdom	5.9%
Switzerland	5.4%
Taiwan	5.1%
Canada	4.2%
Israel	2.9%
China	2.5%
Other Countries	12.5%

Currency exposure weightings (y)
United States Dollar	48.5%
Japanese Yen	12.4%
Hong Kong Dollar	8.1%
British Pound Sterling	5.9%
Swiss Franc	5.4%
Taiwan Dollar	5.1%
Euro	4.5%
Israeli Shekel	2.9%
Malaysian Ringgit	1.6%
Other Currencies	5.6%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.25%	$1,000.00	$1,055.97	$6.37
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.03%	$1,000.00	$1,051.99	$10.33
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
C	Actual	2.02%	$1,000.00	$1,051.99	$10.28
	Hypothetical (h)	2.02%	$1,000.00	$1,014.78	$10.09
I	Actual	1.00%	$1,000.00	$1,057.68	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	2.03%	$1,000.00	$1,051.99	$10.33
	Hypothetical (h)	2.03%	$1,000.00	$1,014.73	$10.14
R2	Actual	1.53%	$1,000.00	$1,054.69	$7.79
	Hypothetical (h)	1.53%	$1,000.00	$1,017.21	$7.65
R3	Actual	1.28%	$1,000.00	$1,055.41	$6.52
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R4	Actual	1.03%	$1,000.00	$1,056.74	$5.25
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R5	Actual	1.01%	$1,000.00	$1,056.67	$5.15
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.20%, $6.12 and $6.01 for Class A, 1.96%, $9.97 and $9.79 for Class B, 1.96%, $9.97 and $9.79 for Class C, 0.96%, $4.90 and $4.81 for Class I, 1.96%, $9.97 and $9.79 for Class R1, 1.46%, $7.44 and $7.30 for Class R2, 1.21%, $6.17 and $6.06 for Class R3, 0.96%, $4.90 and $4.81 for Class R4, and 0.95%, $4.84 and $4.76 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
Lockheed Martin Corp.	3,502	$700,571

Airlines - 1.1%
Copa Holdings S.A., “A”	2,261	$257,483
Southwest Airlines Co.	4,955	214,254

		$471,737
Automotive - 1.4%
USS Co. Ltd.	34,100	$602,611

Biotechnology - 0.5%
Amgen, Inc.	1,248	$196,835

Broadcasting - 1.2%
Television Broadcasts Ltd.	81,500	$521,735

Business Services - 0.8%
Forrester Research, Inc.	9,163	$344,712

Cable TV - 1.6%
Liberty Global PLC, “A” (a)	6,959	$376,204
Time Warner Cable, Inc.	2,072	319,192

		$695,396
Chemicals - 0.7%
Monsanto Co.	2,311	$278,314

Computer Software - 0.9%
Dassault Systems S.A.	5,560	$389,057

Computer Software - Systems - 1.8%
EMC Corp.	7,600	$219,944
NICE Systems Ltd., ADR	9,172	535,370

		$755,314
Construction - 0.7%
Geberit AG	813	$289,605

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 5.0%
Colgate-Palmolive Co.	2,913	$206,299
Kimberly-Clark Corp.	4,111	450,812
Kobayashi Pharmaceutical Co. Ltd.	8,400	575,799
Procter & Gamble Co.	7,919	674,144
Uni-Charm Corp.	9,000	248,991

		$2,156,045
Electronics - 6.1%
Kyocera Corp.	8,100	$409,046
Siliconware Precision Industries Co. Ltd., ADR	72,744	643,784
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,660	1,537,050

		$2,589,880
Energy - Independent - 0.7%
Occidental Petroleum Corp.	4,064	$316,504

Energy - Integrated - 4.7%
China Petroleum & Chemical Corp.	266,000	$222,930
Exxon Mobil Corp.	10,147	898,415
Royal Dutch Shell PLC, “B”	25,595	871,500

		$1,992,845
Food & Beverages - 7.6%
Chr. Hansen Holding A.S.	8,678	$388,847
General Mills, Inc.	26,582	1,429,846
Mondelez International, Inc.	6,483	239,450
Nestle S.A.	4,745	370,303
Sligro Food Group N.V.	6,548	266,466
Toyo Suisan Kaisha Ltd.	11,000	392,644
Want Want China Holdings Ltd., ADR	3,036	168,012

		$3,255,568
Food & Drug Stores - 6.0%
CVS Health Corp.	3,025	$314,207
Dairy Farm International Holdings Ltd.	22,500	196,200
Kroger Co.	5,912	420,639
Lawson, Inc.	10,200	666,784
METRO, Inc., “A”	8,582	238,355
Sun Art Retail Group Ltd.	463,500	415,942
Sundrug Co. Ltd.	6,700	329,329

		$2,581,456
Gaming & Lodging - 0.9%
Paddy Power PLC	5,145	$388,920

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 4.2%
Beazley Group PLC	51,683	$230,835
Catlin Group Ltd.	43,200	456,523
Intact Financial Corp.	6,326	455,183
Suncorp-Metway Ltd.	42,890	468,529
Travelers Cos., Inc.	1,897	203,814

		$1,814,884
Internet - 0.6%
Google, Inc., “A” (a)	438	$246,432

Machinery & Tools - 0.6%
Schindler Holding AG	1,593	$258,663

Major Banks - 4.8%
Bank of Nova Scotia	4,264	$227,911
BOC Hong Kong Holdings Ltd.	156,000	550,117
HSBC Holdings PLC, ADR	10,627	474,177
Royal Bank of Canada	3,155	197,566
Sumitomo Mitsui Financial Group, Inc.	10,200	405,826
Wells Fargo & Co.	3,452	189,135

		$2,044,732
Medical & Health Technology & Services - 1.2%
Express Scripts Holding Co. (a)	6,285	$532,905

Medical Equipment - 1.9%
Abbott Laboratories	4,886	$231,450
Fisher & Paykel Healthcare Corp. Ltd.	109,583	567,787

		$799,237
Natural Gas - Distribution - 0.6%
Osaka Gas Co. Ltd.	62,000	$255,722

Network & Telecom - 0.9%
VTech Holdings Ltd.	26,900	$383,949

Other Banks & Diversified Financials - 3.9%
China Construction Bank	302,000	$251,154
Credicorp Ltd.	1,962	284,922
Discover Financial Services	18,390	1,121,422

		$1,657,498
Pharmaceuticals - 9.9%
Johnson & Johnson	9,172	$940,222
Merck & Co., Inc.	7,341	429,742

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Novartis AG	3,324	$339,774
Roche Holding AG	3,838	1,041,878
Santen Pharmaceutical Co. Ltd.	14,000	937,429
Teva Pharmaceutical Industries Ltd., ADR	9,255	527,720

		$4,216,765
Railroad & Shipping - 0.7%
Canadian National Railway Co.	4,593	$317,560

Real Estate - 1.6%
Grand City Properties S.A. (a)	12,787	$212,207
IGB Trust, REIT	461,800	172,983
Public Storage, Inc., REIT	1,519	299,577

		$684,767
Restaurants - 2.8%
McDonald’s Corp.	6,934	$685,773
Whitbread PLC	6,117	496,268

		$1,182,041
Specialty Chemicals - 1.1%
Symrise AG	7,269	$462,358

Specialty Stores - 3.2%
Home Depot, Inc.	3,452	$396,117
Inditex	7,014	220,440
Ross Stores, Inc.	7,287	771,037

		$1,387,594
Telecommunications - Wireless - 5.1%
Advanced Info Service PLC	73,400	$528,989
American Tower Corp., REIT	2,673	265,001
Crown Castle International Corp, REIT	4,557	393,315
KDDI Corp.	6,700	464,309
SBA Communications Corp. (a)	4,373	545,357

		$2,196,971
Telephone Services - 3.5%
BCE, Inc.	4,111	$180,103
Bezeq - The Israel Telecommunication Corp. Ltd.	120,170	192,709
DiGi.Com Berhad	300,000	528,579
TDC A.S.	26,874	212,585
TELUS Corp.	5,670	201,625
Verizon Communications, Inc.	3,452	170,701

		$1,486,302

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.3%
Altria Group, Inc.	4,747	$267,209
Lorillard, Inc.	4,202	287,501

		$554,710
Utilities - Electric Power - 7.6%
Alliant Energy Corp.	3,155	$200,658
American Electric Power Co., Inc.	6,172	355,384
Calpine Corp. (a)	13,974	296,249
Cheung Kong Infrastructure Holdings Ltd.	109,000	929,672
Consolidated Edison, Inc.	4,264	269,229
Dominion Resources, Inc.	2,518	181,523
Duke Energy Corp.	3,311	260,079
PG&E Corp.	9,469	508,769
Xcel Energy, Inc.	7,511	264,988

		$3,266,551
Total Common Stocks (Identified Cost, $40,015,066)		$42,276,746

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	598,704	$598,704
Total Investments (Identified Cost, $40,613,770)		$42,875,450

Other Assets, Less Liabilities - (0.2)%		(65,148)
Net Assets - 100.0%		$42,810,302

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $40,015,066)	$42,276,746
Underlying affiliated funds, at cost and value	598,704
Total investments, at value (identified cost, $40,613,770)	$42,875,450
Cash	62,375
Foreign currency, at value (identified cost, $4,479)	4,454
Receivables for
Fund shares sold	203,685
Dividends	125,134
Receivable from investment adviser	11,249
Other assets	49,329
Total assets	$43,331,676
Liabilities
Payable for investments purchased	$489,237
Payable to affiliates
Shareholder servicing costs	344
Distribution and service fees	167
Payable for independent Trustees’ compensation	8
Accrued expenses and other liabilities	31,618
Total liabilities	$521,374
Net assets	$42,810,302
Net assets consist of
Paid-in capital	$40,493,496
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,261,256
Accumulated distributions in excess of net realized gain on investments and foreign currency	(50,494)
Undistributed net investment income	106,044
Net assets	$42,810,302
Shares of beneficial interest outstanding	3,721,942

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,497,385	826,040	$11.50
Class B	141,970	12,397	11.45
Class C	255,089	22,278	11.45
Class I	2,492,820	216,547	11.51
Class R1	115,101	10,051	11.45
Class R2	115,815	10,078	11.49
Class R3	116,173	10,099	11.50
Class R4	116,531	10,126	11.51
Class R5	29,959,418	2,604,326	11.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.20 [100 / 94.25 x $11.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$319,050
Dividends from underlying affiliated funds	465
Foreign taxes withheld	(9,932)
Total investment income	$309,583
Expenses
Management fee	$137,075
Distribution and service fees	9,859
Shareholder servicing costs	2,322
Administrative services fee	8,679
Independent Trustees’ compensation	614
Custodian fee	17,189
Shareholder communications	3,865
Audit and tax fees	25,740
Legal fees	18
Registration fees	56,579
Miscellaneous	6,373
Total expenses	$268,313
Fees paid indirectly	(3)
Reduction of expenses by investment adviser and distributor	(104,323)
Net expenses	$163,987
Net investment income	$145,596
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(38,361)
Foreign currency	(11,937)
Net realized gain (loss) on investments and foreign currency	$(50,298)
Change in unrealized appreciation (depreciation)
Investments	$2,091,619
Translation of assets and liabilities in foreign currencies	(387)
Net unrealized gain (loss) on investments and foreign currency translation	$2,091,232
Net realized and unrealized gain (loss) on investments and foreign currency	$2,040,934
Change in net assets from operations	$2,186,530

See notes to financial statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Period ended 8/31/14 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$145,596	$31,198
Net realized gain (loss) on investments and foreign currency	(50,298)	44,888
Net unrealized gain (loss) on investments and foreign currency translation	2,091,232	170,024
Change in net assets from operations	$2,186,530	$246,110
Distributions declared to shareholders
From net investment income	$(48,293)	$(21,333)
From net realized gain on investments	(47,180)	—
Total distributions declared to shareholders	$(95,473)	$(21,333)
Change in net assets from fund share transactions	$33,128,875	$7,365,593
Total change in net assets	$35,219,932	$7,590,370
Net assets
At beginning of period	7,590,370	—
At end of period (including undistributed net investment income of $106,044 and $8,741, respectively)	$42,810,302	$7,590,370

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See notes to financial statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.92		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.86
Total from investment operations	$0.61		$1.01
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.09)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.09)
Net asset value, end of period (x)	$11.50		$10.92
Total return (%) (r)(s)(t)(x)	5.60	(n)	10.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	5.81	(a)
Expenses after expense reductions (f)	1.25	(a)	1.22	(a)
Net investment income	0.80	(a)	1.86	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$9,497		$800
See notes to financial statements

15

Financial Highlights – continued

Class B	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.91		$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.89
Total from investment operations	$0.56		$0.95
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.04)
Net asset value, end of period (x)	$11.45		$10.91
Total return (%) (r)(s)(t)(x)	5.10	(n)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.74	(a)	6.87	(a)
Expenses after expense reductions (f)	2.03	(a)	2.07	(a)
Net investment income (loss)	(0.07	)(a)	0.80	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$142		$116

See notes to financial statements

16

Financial Highlights – continued

Class C	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.91		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.89
Total from investment operations	$0.56		$0.95
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.04)
Net asset value, end of period (x)	$11.45		$10.91
Total return (%) (r)(s)(t)(x)	5.10	(n)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.72	(a)	6.85	(a)
Expenses after expense reductions (f)	2.02	(a)	2.07	(a)
Net investment income	0.03	(a)	0.82	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$255		$130

See notes to financial statements

17

Financial Highlights – continued

Class I	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.93		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.55		0.89
Total from investment operations	$0.62		$1.03
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.10)
Net asset value, end of period (x)	$11.51		$10.93
Total return (%) (r)(s)(x)	5.67	(n)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	5.85	(a)
Expenses after expense reductions (f)	1.00	(a)	1.07	(a)
Net investment income	1.29	(a)	1.81	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$2,493		$138

See notes to financial statements

18

Financial Highlights – continued

Class R1	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.91		$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.89
Total from investment operations	$0.56		$0.95
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.04)
Net asset value, end of period (x)	$11.45		$10.91
Total return (%) (r)(s)(x)	5.10	(n)	9.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.76	(a)	6.89	(a)
Expenses after expense reductions (f)	2.03	(a)	2.07	(a)
Net investment income (loss)	(0.07	)(a)	0.79	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$115		$109

See notes to financial statements

19

Financial Highlights – continued

Class R2	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.92		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.89
Total from investment operations	$0.59		$0.99
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.07)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.07)
Net asset value, end of period (x)	$11.49		$10.92
Total return (%) (r)(s)(x)	5.37	(n)	9.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	6.39	(a)
Expenses after expense reductions (f)	1.53	(a)	1.57	(a)
Net investment income	0.43	(a)	1.29	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$116		$110

See notes to financial statements

20

Financial Highlights – continued

Class R3	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.92		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.88
Total from investment operations	$0.61		$1.00
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.08)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.08)
Net asset value, end of period (x)	$11.50		$10.92
Total return (%) (r)(s)(x)	5.54	(n)	10.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.01	(a)	6.14	(a)
Expenses after expense reductions (f)	1.28	(a)	1.32	(a)
Net investment income	0.68	(a)	1.54	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$116		$110

See notes to financial statements

21

Financial Highlights – continued

Class R4	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.93		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.89
Total from investment operations	$0.62		$1.03
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.10)
Net asset value, end of period (x)	$11.51		$10.93
Total return (%) (r)(s)(x)	5.67	(n)	10.29	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	5.89	(a)
Expenses after expense reductions (f)	1.03	(a)	1.07	(a)
Net investment income	0.93	(a)	1.79	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$117		$110

See notes to financial statements

22

Financial Highlights – continued

Class R5	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.92		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.88
Total from investment operations	$0.62		$1.02
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.10)
From net realized gain on investments	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.10)
Net asset value, end of period (x)	$11.50		$10.92
Total return (%) (r)(s)(x)	5.67	(n)	10.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	5.88	(a)
Expenses after expense reductions (f)	1.01	(a)	1.06	(a)
Net investment income	1.00	(a)	1.80	(a)
Portfolio turnover	24	(n)	28	(n)
Net assets at end of period (000 omitted)	$29,959		$5,966

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

24

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

25

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,913,931	$—	$—	$17,913,931
Japan	5,288,490	—	—	5,288,490
Hong Kong	2,581,673	—	—	2,581,673
United Kingdom	2,529,303	—	—	2,529,303
Switzerland	2,300,223	—	—	2,300,223
Taiwan	2,180,834	—	—	2,180,834
Canada	1,363,120	455,183	—	1,818,303
Israel	1,255,799	—	—	1,255,799
China	1,058,038	—	—	1,058,038
Other Countries	4,821,163	528,989	—	5,350,152
Mutual Funds	598,704	—	—	598,704
Total Investments	$41,891,278	$984,172	$—	$42,875,450

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $455,183 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

26

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

27

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2014, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal period is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$21,333

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$40,613,960
Gross appreciation	2,929,706
Gross depreciation	(668,216)
Net unrealized appreciation (depreciation)	$2,261,490

As of 8/31/14
Undistributed ordinary income	55,915
Other temporary differences	(37)
Net unrealized appreciation (depreciation)	169,871

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

28

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/15	Period ended 8/31/14 (c)	Six months ended 2/28/15	Period ended 8/31/14 (c)
Class A	$5,994	$2,891	$12,199	$—
Class B	—	389	202	—
Class C	—	403	208	—
Class I	1,186	1,071	1,445	—
Class R1	—	389	160	—
Class R2	—	673	160	—
Class R3	81	816	160	—
Class R4	223	959	161	—
Class R5	40,809	13,742	32,485	—
Total	$48,293	$21,333	$47,180	$—

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The investment adviser had agreed in writing to reduce its management fee to 0.75% of average daily net assets for the first $1 billion, and 0.70% of average daily net assets in excess of $1 billion. This written agreement expired on December 28, 2014. For the period September 1, 2014 through December 28, 2014, this management fee reduction amounted to $12,751, which is included in the reduction of total expenses in the Statement of Operations. Effective December 29, 2014, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the period December 29, 2014 through February 28, 2015, this management fee reduction amounted to $16,826, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $947, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.06%

This written agreement expired on December 28, 2014. For the period September 1, 2014 through December 28, 2014, this reduction amounted to $46,218, which is included in the reduction of total expenses in the Statement of Operations. Effective December 29, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the period December 29, 2014 through February 28, 2015, this reduction amounted to $27,334, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,995 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$7,417
Class B	0.75%	0.25%	1.00%	1.00%	643
Class C	0.75%	0.25%	1.00%	1.00%	843
Class R1	0.75%	0.25%	1.00%	1.00%	545
Class R2	0.25%	0.25%	0.50%	0.50%	274
Class R3	—	0.25%	0.25%	0.25%	137
Total Distribution and Service Fees					$9,859

30

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $243 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class B	$71

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $1,758, which equated to 0.0115% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $564.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0570% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the

31

Notes to Financial Statements (unaudited) – continued

provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $34 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $4, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 5, 2013, MFS purchased 140,000 shares of Class R5 and 10,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000.

At February 28, 2015, MFS held approximately 81% of the outstanding shares of Class B, and 100% of the outstanding shares each of Class R1, Class R2, Class R3, and Class R4.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $43,690,109 and $6,593,311, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Period ended 8/31/14 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	773,432	$8,504,643	74,023	$777,936
Class B	2,041	22,501	10,644	106,935
Class C	10,303	112,616	11,922	120,556
Class I	203,803	2,261,646	12,538	127,000
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	—	—	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5	2,051,360	22,383,452	544,945	5,822,000
	3,040,939	$33,284,858	694,072	$7,354,427

Shares issued to shareholders in reinvestment of distributions
Class A	1,657	$18,193	272	$2,891
Class B	18	202	37	389
Class C	19	208	38	403
Class I	240	2,631	101	1,071
Class R1	14	160	37	389
Class R2	15	160	63	673
Class R3	22	241	77	816
Class R4	35	384	91	959
Class R5	6,721	73,294	1,300	13,742
	8,741	$95,473	2,016	$21,333

Shares reacquired
Class A	(22,321)	$(246,134)	(1,023)	$(10,146)
Class B	(343)	(3,816)	—	—
Class C	(2)	(24)	(2)	(21)
Class I	(135)	(1,482)	—	—
	(22,801)	$(251,456)	(1,025)	$(10,167)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Period ended 8/31/14 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	752,768	$8,276,702	73,272	$770,681
Class B	1,716	18,887	10,681	107,324
Class C	10,320	112,800	11,958	120,938
Class I	203,908	2,262,795	12,639	128,071
Class R1	14	160	10,037	100,389
Class R2	15	160	10,063	100,673
Class R3	22	241	10,077	100,816
Class R4	35	384	10,091	100,959
Class R5	2,058,081	22,456,746	546,245	5,835,742
	3,026,879	$33,128,875	695,063	$7,365,593

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $10 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	128,237	34,406,157	(33,935,690)	598,704

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$465	$598,704

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® LOW VOLATILITY EQUITY FUND

LVU-SEM

MFS® LOW VOLATILITY EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Eli Lilly & Co.	2.9%
Procter & Gamble Co.	2.8%
Public Storage, Inc., REIT	2.8%
M&T Bank Corp.	2.7%
Visa, Inc., “A”	2.6%
Exxon Mobil Corp.	2.6%
Merck & Co., Inc.	2.5%
Johnson & Johnson	2.5%
McDonald’s Corp.	2.4%
Google, Inc., “A”	2.3%

Equity sectors
Financial Services	20.3%
Health Care	14.3%
Consumer Staples	13.6%
Technology	12.3%
Utilities & Communications	10.2%
Retailing	8.3%
Industrial Goods & Services	5.8%
Energy	5.2%
Leisure	3.4%
Special Products & Services	2.8%
Basic Materials	1.0%
Autos & Housing	0.5%
Transportation	0.4%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.18%	$1,000.00	$1,074.36	$6.07
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
B	Actual	1.94%	$1,000.00	$1,070.75	$9.96
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
C	Actual	1.94%	$1,000.00	$1,070.65	$9.96
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
I	Actual	0.94%	$1,000.00	$1,075.30	$4.84
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R1	Actual	1.94%	$1,000.00	$1,069.89	$9.96
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
R2	Actual	1.44%	$1,000.00	$1,072.60	$7.40
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R3	Actual	1.19%	$1,000.00	$1,074.92	$6.12
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R4	Actual	0.94%	$1,000.00	$1,075.32	$4.84
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R5	Actual	0.91%	$1,000.00	$1,075.36	$4.68
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Aerospace - 3.5%
General Dynamics Corp.	629	$87,285
Honeywell International, Inc.	1,480	152,114
Lockheed Martin Corp.	406	81,220
United Technologies Corp.	1,181	143,976

		$464,595
Automotive - 0.5%
Delphi Automotive PLC	772	$60,864

Business Services - 2.8%
Amdocs Ltd.	2,729	$143,273
Automatic Data Processing, Inc.	2,609	231,784

		$375,057
Cable TV - 0.4%
Time Warner Cable, Inc.	378	$58,231

Chemicals - 0.5%
3M Co.	399	$67,291

Computer Software - 2.7%
Adobe Systems, Inc. (a)	754	$59,641
Intuit, Inc.	1,400	136,682
Microsoft Corp.	2,359	103,442
Oracle Corp.	1,363	59,727

		$359,492
Computer Software - Systems - 1.4%
EMC Corp.	1,853	$53,626
International Business Machines Corp.	818	132,467

		$186,093
Consumer Products - 4.6%
Colgate-Palmolive Co.	2,732	$193,480
Kimberly-Clark Corp.	391	42,877
Procter & Gamble Co.	4,439	377,892

		$614,249

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 0.9%
Danaher Corp.	649	$56,645
TE Connectivity Ltd.	789	56,911

		$113,556
Electronics - 4.4%
Analog Devices, Inc.	1,011	$59,184
Intel Corp.	4,787	159,168
Microchip Technology, Inc.	4,565	234,048
Texas Instruments, Inc.	2,271	133,535

		$585,935
Energy - Integrated - 4.6%
Chevron Corp.	2,492	$265,847
Exxon Mobil Corp.	3,867	342,384

		$608,231
Food & Beverages - 6.1%
Bunge Ltd.	522	$42,689
Coca-Cola Co.	2,810	121,673
Dr Pepper Snapple Group, Inc.	1,040	81,942
General Mills, Inc.	4,649	250,070
McCormick & Co., Inc.	975	73,496
Mondelez International, Inc.	1,400	51,709
PepsiCo, Inc.	1,875	185,588

		$807,167
Food & Drug Stores - 2.3%
CVS Health Corp.	665	$69,074
Kroger Co.	3,337	237,428

		$306,502
Gaming & Lodging - 0.5%
Norwegian Cruise Line Holdings Ltd. (a)	1,451	$71,563

General Merchandise - 4.6%
Costco Wholesale Corp.	1,377	$202,364
Macy’s, Inc.	800	50,976
Target Corp.	975	74,909
Wal-Mart Stores, Inc.	3,304	277,305

		$605,554
Health Maintenance Organizations - 1.3%
Aetna, Inc.	557	$55,449
Health Net, Inc. (a)	1,088	62,397

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - continued
UnitedHealth Group, Inc.	526	$59,769

		$177,615
Insurance - 6.8%
American International Group, Inc.	1,348	$74,585
Chubb Corp.	572	57,457
Everest Re Group Ltd.	1,457	258,516
Loews Corp.	1,321	54,174
MetLife, Inc.	991	50,373
PartnerRe Ltd.	1,228	140,606
Travelers Cos., Inc.	1,204	129,358
Validus Holdings Ltd.	3,361	139,952

		$905,021
Internet - 2.3%
Google, Inc., “A” (a)	541	$304,383

Major Banks - 1.9%
Goldman Sachs Group, Inc.	308	$58,455
PNC Financial Services Group, Inc.	800	73,568
Wells Fargo & Co.	2,137	117,086

		$249,109
Medical & Health Technology & Services - 1.9%
AmerisourceBergen Corp.	1,501	$154,243
McKesson Corp.	458	104,745

		$258,988
Medical Equipment - 2.8%
Abbott Laboratories	3,673	$173,990
Becton, Dickinson and Co.	522	76,588
Zimmer Holdings, Inc.	959	115,454

		$366,032
Natural Gas - Distribution - 0.4%
Sempra Energy	452	$48,906

Network & Telecom - 1.5%
Cisco Systems, Inc.	5,287	$156,019
Qualcomm, Inc.	665	48,219

		$204,238
Oil Services - 0.6%
Schlumberger Ltd.	997	$83,908

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 7.0%
American Express Co.	869	$70,902
Discover Financial Services	1,463	89,214
East West Bancorp, Inc.	1,781	71,151
M&T Bank Corp.	2,963	358,523
Visa, Inc., “A”	1,265	343,207

		$932,997
Pharmaceuticals - 8.3%
Eli Lilly & Co.	5,414	$379,900
Johnson & Johnson	3,215	329,570
Merck & Co., Inc.	5,766	337,542
Pfizer, Inc.	1,582	54,294

		$1,101,306
Pollution Control - 1.4%
Stericycle, Inc. (a)	1,059	$142,933
Waste Management, Inc.	912	49,686

		$192,619
Real Estate - 4.6%
Federal Realty Investment Trust, REIT	933	$132,514
Public Storage, Inc., REIT	1,880	370,774
Simon Property Group, Inc., REIT	540	102,794

		$606,082
Restaurants - 2.4%
McDonald’s Corp.	3,252	$321,623

Specialty Chemicals - 0.5%
Praxair, Inc.	516	$65,996

Specialty Stores - 1.4%
AutoZone, Inc. (a)	156	$100,258
O’Reilly Automotive, Inc. (a)	443	92,202

		$192,460
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	900	$89,226

Telephone Services - 2.3%
AT&T, Inc.	2,687	$92,863
Verizon Communications, Inc.	4,265	210,904

		$303,767

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 2.9%
Altria Group, Inc.	1,335	$75,147
Lorillard, Inc.	2,530	173,103
Philip Morris International, Inc.	1,646	136,552

		$384,802
Trucking - 0.4%
United Parcel Service, Inc., “B”	483	$49,136

Utilities - Electric Power - 6.9%
Alliant Energy Corp.	877	$55,777
American Electric Power Co., Inc.	1,748	100,650
Consolidated Edison, Inc.	841	53,101
Dominion Resources, Inc.	1,213	87,445
Duke Energy Corp.	830	65,197
ITC Holdings Corp.	1,249	48,374
MGE Energy, Inc.	1,888	81,354
NextEra Energy, Inc.	1,197	123,842
OGE Energy Corp.	4,856	157,869
Pinnacle West Capital Corp.	800	51,264
Southern Co.	1,954	89,474

		$914,347
Total Common Stocks (Identified Cost, $12,382,581)		$13,036,941

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	167,148	$167,148
Total Investments (Identified Cost, $12,549,729)		$13,204,089

Other Assets, Less Liabilities - 0.6%		84,203
Net Assets - 100.0%		$13,288,292

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $12,382,581)	$13,036,941
Underlying affiliated funds, at cost and value	167,148
Total investments, at value (identified cost, $12,549,729)	$13,204,089
Receivables for
Fund shares sold	26,289
Dividends	33,588
Receivable from investment adviser	12,757
Other assets	38,623
Total assets	$13,315,346
Liabilities
Payable for fund shares reacquired	$852
Payable to affiliates
Shareholder servicing costs	628
Distribution and service fees	231
Payable for independent Trustees’ compensation	9
Accrued expenses and other liabilities	25,334
Total liabilities	$27,054
Net assets	$13,288,292
Net assets consist of
Paid-in capital	$12,608,557
Unrealized appreciation (depreciation) on investments	654,360
Accumulated distributions in excess of net realized gain on investments	(4,718)
Undistributed net investment income	30,093
Net assets	$13,288,292
Shares of beneficial interest outstanding	1,150,057

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,059,024	784,050	$11.55
Class B	442,934	38,385	11.54
Class C	1,202,197	104,276	11.53
Class I	474,441	41,003	11.57
Class R1	115,871	10,032	11.55
Class R2	116,596	10,085	11.56
Class R3	116,956	10,112	11.57
Class R4	117,317	10,138	11.57
Class R5	1,642,956	141,976	11.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.25 [100 / 94.25 x $11.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$84,978
Dividends from underlying affiliated funds	65
Total investment income	$85,043
Expenses
Management fee	$23,805
Distribution and service fees	9,748
Shareholder servicing costs	1,427
Administrative services fee	8,679
Independent Trustees’ compensation	585
Custodian fee	6,420
Shareholder communications	3,844
Audit and tax fees	18,901
Legal fees	12
Registration fees	50,952
Miscellaneous	5,912
Total expenses	$130,285
Reduction of expenses by investment adviser and distributor	(91,045)
Net expenses	$39,240
Net investment income	$45,803
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(2,511)
Change in unrealized appreciation (depreciation) on investments	$428,938
Net realized and unrealized gain (loss) on investments	$426,427
Change in net assets from operations	$472,230

See notes to financial statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/15 (unaudited)	Period ended 8/31/14 (c)
From operations
Net investment income	$45,803	$26,186
Net realized gain (loss) on investments	(2,511)	743
Net unrealized gain (loss) on investments	428,938	225,422
Change in net assets from operations	$472,230	$252,351
Distributions declared to shareholders
From net investment income	$(26,449)	$(16,493)
From net realized gain on investments	(2,950)	—
Total distributions declared to shareholders	$(29,399)	$(16,493)
Change in net assets from fund share transactions	$8,961,940	$3,647,663
Total change in net assets	$9,404,771	$3,883,521
Net assets
At beginning of period	3,883,521	—
At end of period (including undistributed net investment income of $30,093 and $10,739, respectively)	$13,288,292	$3,883,521

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

See notes to financial statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.82		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		0.77
Total from investment operations	$0.80		$0.88
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.06)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.07)		$(0.06)
Net asset value, end of period (x)	$11.55		$10.82
Total return (%) (r)(s)(t)(x)	7.44	(n)	8.82	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.75	(a)	4.45	(a)
Expenses after expense reductions (f)	1.18	(a)	1.15	(a)
Net investment income	1.70	(a)	1.40	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$9,059		$1,154

See notes to financial statements

14

Financial Highlights – continued

Class B	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.81		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		0.78
Total from investment operations	$0.77		$0.82
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.04)		$(0.01)
Net asset value, end of period (x)	$11.54		$10.81
Total return (%) (r)(s)(t)(x)	7.07	(n)	8.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.88	(a)	5.75	(a)
Expenses after expense reductions (f)	1.94	(a)	1.93	(a)
Net investment income	0.61	(a)	0.46	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$443		$170

See notes to financial statements

15

Financial Highlights – continued

Class C	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.80		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		0.79
Total from investment operations	$0.77		$0.83
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.03)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.04)		$(0.03)
Net asset value, end of period (x)	$11.53		$10.80
Total return (%) (r)(s)(t)(x)	7.07	(n)	8.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.89	(a)	5.39	(a)
Expenses after expense reductions (f)	1.94	(a)	1.93	(a)
Net investment income	0.67	(a)	0.48	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$1,202		$421

See notes to financial statements

16

Financial Highlights – continued

Class I	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		0.80
Total from investment operations	$0.82		$0.91
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.07)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.09)		$(0.07)
Net asset value, end of period (x)	$11.57		$10.84
Total return (%) (r)(s)(x)	7.53	(n)	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.89	(a)	4.72	(a)
Expenses after expense reductions (f)	0.94	(a)	0.93	(a)
Net investment income	1.69	(a)	1.43	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$474		$177

See notes to financial statements

17

Financial Highlights – continued

Class R1	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.82		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		0.80
Total from investment operations	$0.76		$0.83
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.01)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.03)		$(0.01)
Net asset value, end of period (x)	$11.55		$10.82
Total return (%) (r)(s)(x)	6.99	(n)	8.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.24	(a)	5.92	(a)
Expenses after expense reductions (f)	1.94	(a)	1.93	(a)
Net investment income	0.47	(a)	0.40	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$116		$108

See notes to financial statements

18

Financial Highlights – continued

Class R2	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		0.80
Total from investment operations	$0.79		$0.87
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.04)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.06)		$(0.04)
Net asset value, end of period (x)	$11.56		$10.83
Total return (%) (r)(s)(x)	7.26	(n)	8.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.74	(a)	5.42	(a)
Expenses after expense reductions (f)	1.44	(a)	1.43	(a)
Net investment income	0.97	(a)	0.90	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$117		$109

See notes to financial statements

19

Financial Highlights – continued

Class R3	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.83		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		0.79
Total from investment operations	$0.81		$0.88
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.05)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.07)		$(0.05)
Net asset value, end of period (x)	$11.57		$10.83
Total return (%) (r)(s)(x)	7.49	(n)	8.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.49	(a)	5.17	(a)
Expenses after expense reductions (f)	1.19	(a)	1.18	(a)
Net investment income	1.22	(a)	1.15	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$117		$109

See notes to financial statements

20

Financial Highlights – continued

Class R4	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		0.80
Total from investment operations	$0.82		$0.91
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.07)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.09)		$(0.07)
Net asset value, end of period (x)	$11.57		$10.84
Total return (%) (r)(s)(x)	7.53	(n)	9.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.24	(a)	4.92	(a)
Expenses after expense reductions (f)	0.94	(a)	0.93	(a)
Net investment income	1.47	(a)	1.40	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$117		$109

See notes to financial statements

21

Financial Highlights – continued

Class R5	Six months ended 2/28/15		Period ended 8/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$10.84		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		0.80
Total from investment operations	$0.82		$0.91
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.07)
From net realized gain on investments	(0.01)		—
Total distributions declared to shareholders	$(0.09)		$(0.07)
Net asset value, end of period (x)	$11.57		$10.84
Total return (%) (r)(s)(x)	7.54	(n)	9.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	4.20	(a)	4.90	(a)
Expenses after expense reductions (f)	0.91	(a)	0.91	(a)
Net investment income	1.51	(a)	1.42	(a)
Portfolio turnover	12	(n)	30	(n)
Net assets at end of period (000 omitted)	$1,643		$1,527

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

23

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

24

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,036,941	$—	$—	$13,036,941
Mutual Funds	167,148	—	—	167,148
Total Investments	$13,204,089	$—	$—	$13,204,089

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended February 28, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

25

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the period ended August 31, 2014, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal period is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$16,493

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$12,550,501
Gross appreciation	740,989
Gross depreciation	(87,401)
Net unrealized appreciation (depreciation)	$653,588

As of 8/31/14
Undistributed ordinary income	12,254
Net unrealized appreciation (depreciation)	224,650

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/15	Period ended 8/31/14 (c)	Six months ended 2/28/15	Period ended 8/31/14 (c)
Class A	$10,649	$3,470	$1,238	$—
Class B	542	140	145	—
Class C	1,229	618	355	—
Class I	1,231	1,009	100	—
Class R1	188	97	61	—
Class R2	475	379	62	—
Class R3	619	521	62	—
Class R4	763	663	62	—
Class R5	10,753	9,596	865	—
Total	$26,449	$16,493	$2,950	$—

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets for the first $1 billion and 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this management fee reduction amounted to $4,761, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $197, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

27

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.20%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%	0.91%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this reduction amounted to $85,891, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $8,881 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$3,920
Class B	0.75%	0.25%	1.00%	1.00%	1,483
Class C	0.75%	0.25%	1.00%	1.00%	3,376
Class R1	0.75%	0.25%	1.00%	1.00%	552
Class R2	0.25%	0.25%	0.50%	0.50%	278
Class R3	—	0.25%	0.25%	0.25%	139
Total Distribution and Service Fees					$9,748

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $195 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

28

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class C	$7

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $366, which equated to 0.0115% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,061.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.2734% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $8 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services

29

Notes to Financial Statements (unaudited) – continued

under the Compliance Officer Agreement in the amount of $1, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On December 5, 2013, MFS purchased 140,000 shares of Class R5 and 10,000 shares of Class A, Class B, Class C, and Class I, Class R1, Class R2, Class R3, Class R4 for an aggregate amount of $2,200,000.

At February 28, 2015, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $9,561,027 and $777,036, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Period ended 8/31/14 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	708,542	$8,033,271	110,758	$1,150,103
Class B	25,523	287,330	15,774	160,956
Class C	65,454	735,135	38,895	404,114
Class I	24,850	282,677	16,190	163,700
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	—	—	10,000	100,000
Class R4	—	—	10,000	100,000
Class R5	—	—	140,000	1,400,000
	824,369	$9,338,413	361,617	$3,678,873

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Period ended 8/31/14 (c)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,077	$11,887	331	$3,470
Class B	62	683	13	138
Class C	144	1,584	58	618
Class I	121	1,331	96	1,009
Class R1	23	249	9	97
Class R2	49	537	36	379
Class R3	62	681	50	521
Class R4	75	825	63	663
Class R5	1,058	11,618	918	9,596
	2,671	$29,395	1,574	$16,491

Shares reacquired
Class A	(32,177)	$(366,283)	(4,481)	$(46,920)
Class B	(2,922)	(33,723)	(65)	(700)
Class C	(267)	(2,960)	(8)	(81)
Class I	(254)	(2,902)	—	—
	(35,620)	$(405,868)	(4,554)	$(47,701)

Net change
Class A	677,442	$7,678,875	106,608	$1,106,653
Class B	22,663	254,290	15,722	160,394
Class C	65,331	733,759	38,945	404,651
Class I	24,717	281,106	16,286	164,709
Class R1	23	249	10,009	100,097
Class R2	49	537	10,036	100,379
Class R3	62	681	10,050	100,521
Class R4	75	825	10,063	100,663
Class R5	1,058	11,618	140,918	1,409,596
	791,420	$8,961,940	358,637	$3,647,663

(c)	For the period from the commencement of the fund’s investment operations, December 5, 2013, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

31

Notes to Financial Statements (unaudited) – continued

based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $6 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	132,053	4,655,125	(4,620,030)	167,148

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65	$167,148

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® NEW DISCOVERY FUND

NDF-SEM

MFS® NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	2.1%
Swift Transportation Co.	2.0%
Urban Outfitters, Inc.	1.9%
Citi Trends, Inc.	1.8%
Gartner, Inc.	1.7%
Cvent, Inc.	1.6%
Advanced Drainage Systems, Inc.	1.5%
Healthcare Services Group, Inc.	1.5%
AMAG Pharmaceuticals, Inc.	1.5%
Burlington Stores, Inc.	1.5%

Equity sectors
Health Care	26.7%
Technology	13.0%
Special Products & Services	12.9%
Industrial Goods & Services	9.0%
Retailing	7.7%
Leisure	7.0%
Financial Services	5.4%
Energy	3.9%
Transportation	3.9%
Basic Materials	3.6%
Autos & Housing	3.2%
Consumer Staples	1.5%
Utilities & Communications	0.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.31%	$1,000.00	$1,015.71	$6.55
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
B	Actual	2.06%	$1,000.00	$1,012.16	$10.28
	Hypothetical (h)	2.06%	$1,000.00	$1,014.58	$10.29
C	Actual	2.07%	$1,000.00	$1,012.13	$10.33
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
I	Actual	1.06%	$1,000.00	$1,017.18	$5.30
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R1	Actual	2.07%	$1,000.00	$1,012.22	$10.33
	Hypothetical (h)	2.07%	$1,000.00	$1,014.53	$10.34
R2	Actual	1.57%	$1,000.00	$1,014.69	$7.84
	Hypothetical (h)	1.57%	$1,000.00	$1,017.01	$7.85
R3	Actual	1.32%	$1,000.00	$1,015.73	$6.60
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
R4	Actual	1.07%	$1,000.00	$1,017.15	$5.35
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
R5	Actual	0.93%	$1,000.00	$1,017.51	$4.65
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
529A	Actual	1.35%	$1,000.00	$1,015.30	$6.75
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
529B	Actual	2.10%	$1,000.00	$1,012.02	$10.48
	Hypothetical (h)	2.10%	$1,000.00	$1,014.38	$10.49
529C	Actual	2.12%	$1,000.00	$1,011.97	$10.58
	Hypothetical (h)	2.12%	$1,000.00	$1,014.28	$10.59

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.01%, 0.02%, and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)
Aerospace - 0.8%
FLIR Systems, Inc.	397,485	$12,830,816

Apparel Manufacturers - 0.3%
Tumi Holdings, Inc. (a)	235,983	$5,519,642

Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (a)	49,251	$5,000,454
AMAG Pharmaceuticals, Inc. (a)	497,009	24,467,753
Amicus Therapeutics, Inc. (a)	693,291	6,073,229
Exact Sciences Corp. (a)(l)	485,583	10,911,050
Isis Pharmaceuticals, Inc. (a)	306,363	21,004,247
MiMedx Group, Inc. (a)	1,462,003	15,131,731
Novavax, Inc. (a)	589,275	5,391,866
Puma Biotechnology, Inc. (a)	47,541	10,126,708
Spark Therapeutics, Inc. (a)	16,780	966,360
Tesaro, Inc. (a)	209,000	11,145,970

		$110,219,368
Broadcasting - 1.2%
Live Nation, Inc. (a)	794,049	$20,319,714

Brokerage & Asset Managers - 1.4%
LPL Financial Holdings, Inc.	200,193	$8,980,658
NASDAQ OMX Group, Inc.	306,024	15,350,164

		$24,330,822
Business Services - 8.8%
Borderfree, Inc. (a)	684,347	$5,276,315
Bright Horizons Family Solutions, Inc. (a)	694,695	35,221,036
Constant Contact, Inc. (a)	589,339	24,357,381
CoStar Group, Inc. (a)	92,231	18,368,726
Gartner, Inc. (a)	345,255	28,694,143
Global Payments, Inc.	126,262	11,598,427
Ultimate Software Group, Inc. (a)	100,750	16,587,984
Zillow Group, Inc. (a)	63,690	7,308,411

		$147,412,423
Chemicals - 0.2%
Marrone Bio Innovations, Inc. (a)	760,770	$2,662,695

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 0.8%
SolarWinds, Inc. (a)	253,150	$12,842,300

Computer Software - Systems - 9.3%
Cvent, Inc. (a)	922,679	$26,711,557
Demandware, Inc. (a)	279,950	17,690,041
Exa Corp. (a)	422,625	4,162,856
Fleetmatics Group PLC (a)	440,293	18,144,475
Model N, Inc. (a)(h)	1,429,420	17,681,925
Proofpoint, Inc. (a)	128,380	7,271,443
Sabre Corp.	749,854	16,316,823
SciQuest, Inc. (a)	686,131	11,945,541
ServiceNow, Inc. (a)	219,918	16,770,947
SS&C Technologies Holdings, Inc.	315,500	19,144,540

		$155,840,148
Construction - 3.2%
Eagle Materials, Inc.	245,293	$19,255,500
Lennox International, Inc.	98,196	10,237,915
Pool Corp.	132,656	9,175,816
Trex Co., Inc. (a)	305,520	15,382,932

		$54,052,163
Consumer Services - 3.7%
HomeAway, Inc. (a)	250,521	$7,764,898
MakeMyTrip Ltd. (a)	450,244	10,594,241
Nord Anglia Education, Inc. (a)	899,711	19,262,813
Servicemaster Global Holdings, Inc. (a)	691,993	23,936,038

		$61,557,990
Electrical Equipment - 3.8%
Advanced Drainage Systems, Inc.	918,126	$24,927,121
AMETEK, Inc.	322,294	17,126,703
MSC Industrial Direct Co., Inc., “A”	168,396	12,291,224
TriMas Corp. (a)	303,401	9,089,894

		$63,434,942
Electronics - 1.7%
Monolithic Power Systems, Inc.	125,344	$6,609,389
Silicon Laboratories, Inc. (a)	234,167	11,858,217
Stratasys Ltd. (a)	151,442	9,398,491

		$27,866,097
Energy - Independent - 2.6%
Foresight Energy LP	743,420	$12,526,627
Memorial Resource Development Corp. (a)	457,675	9,386,914

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Range Resources Corp.	130,987	$6,489,096
Rice Energy, Inc. (a)	534,189	10,459,421
Sanchez Energy Corp. (a)(l)	399,334	5,351,076

		$44,213,134
Engineering - Construction - 1.4%
Stantec, Inc.	348,243	$8,892,022
Team, Inc. (a)	382,318	14,681,011

		$23,573,033
Entertainment - 0.3%
DHX Media Ltd.	631,995	$4,666,278

Food & Beverages - 1.5%
Flex Pharma, Inc. (a)	153,972	$2,676,803
Freshpet, Inc. (a)(l)	913,275	16,831,658
Snyders-Lance, Inc.	214,458	6,616,029

		$26,124,490
Gaming & Lodging - 2.9%
Diamond Resorts International, Inc. (a)	494,029	$17,118,105
La Quinta Holdings, Inc. (a)	422,095	9,374,730
Norwegian Cruise Line Holdings Ltd. (a)	457,451	22,561,483

		$49,054,318
General Merchandise - 1.2%
Five Below, Inc. (a)	658,545	$20,898,926

Internet - 1.3%
Dealertrack Holdings, Inc. (a)	380,861	$15,146,842
Pandora Media, Inc. (a)	489,082	7,238,414

		$22,385,256
Machinery & Tools - 3.0%
Allison Transmission Holdings, Inc.	522,648	$16,630,659
IPG Photonics Corp. (a)	218,448	20,949,163
Oshkosh Corp.	73,865	3,603,873
WABCO Holdings, Inc. (a)	83,194	9,719,555

		$50,903,250
Medical & Health Technology & Services - 7.2%
Adeptus Health, Inc., “A” (a)	124,989	$5,543,262
Advisory Board Co. (a)	154,427	8,357,589
Brookdale Senior Living, Inc. (a)	644,235	24,165,255

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Capital Senior Living Corp. (a)	881,845	$22,046,125
Healthcare Services Group, Inc.	731,596	24,559,678
HealthStream, Inc. (a)	433,118	11,209,094
IDEXX Laboratories, Inc. (a)	74,877	11,742,960
INC Research Holdings, Inc., “A” (a)	479,880	14,362,808

		$121,986,771
Medical Equipment - 9.7%
Align Technology, Inc. (a)	246,222	$14,120,832
AtriCure, Inc. (a)	198,964	3,517,684
Cardiovascular Systems, Inc. (a)	423,049	15,953,178
Cepheid, Inc. (a)	295,868	16,817,137
DexCom, Inc. (a)	277,590	16,860,817
GenMark Diagnostics, Inc. (a)	637,186	8,098,634
Masimo Corp. (a)	660,830	19,474,660
Nevro Corp. (a)	159,265	6,662,055
Novadaq Technologies, Inc. (a)	635,130	10,511,401
NxStage Medical, Inc. (a)	438,489	7,533,241
PerkinElmer, Inc.	307,781	14,465,707
STERIS Corp.	224,692	14,497,128
Thoratec Corp. (a)	353,228	14,383,444

		$162,895,918
Metals & Mining - 0.8%
Globe Specialty Metals, Inc.	829,480	$13,810,842

Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	976,797	$6,007,302

Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	224,799	$4,390,324
Frank’s International N.V.	710,338	12,615,603
Patterson-UTI Energy, Inc.	229,216	4,282,901

		$21,288,828
Other Banks & Diversified Financials - 4.0%
Air Lease Corp.	363,882	$13,914,848
Avolon Holdings Ltd. (a)	387,177	7,604,156
CAI International, Inc. (a)	264,498	6,422,011
First Republic Bank	283,308	16,148,556
PrivateBancorp, Inc.	351,933	12,222,633
Texas Capital Bancshares, Inc. (a)	232,619	10,800,500

		$67,112,704

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 3.2%
Aratana Therapeutics, Inc. (a)	693,571	$13,358,177
Intercept Pharmaceuticals, Inc. (a)	44,852	9,928,887
Kythera Biopharmaceuticals, Inc. (a)	216,564	8,998,234
MediWound Ltd. (a)	431,491	3,335,425
Receptos, Inc. (a)	79,797	10,105,492
TherapeuticsMD, Inc. (a)	1,706,775	8,653,349

		$54,379,564
Railroad & Shipping - 1.4%
Diana Shipping, Inc. (a)	2,050,892	$14,212,682
Navios Maritime Holdings, Inc.	2,079,450	9,045,608

		$23,258,290
Restaurants - 2.6%
Chuy’s Holdings, Inc. (a)	736,461	$16,548,279
Domino’s Pizza, Inc.	73,519	7,464,384
Dunkin Brands Group, Inc.	218,955	10,260,231
Zoe’s Kitchen, Inc. (a)(l)	257,119	8,821,753

		$43,094,647
Special Products & Services - 0.4%
WL Ross Holding Corp. (a)	707,014	$7,501,065

Specialty Chemicals - 2.6%
Albemarle Corp.	272,096	$15,392,471
Axalta Coating Systems Ltd. (a)	655,944	18,628,810
PolyOne Corp.	248,227	9,864,541

		$43,885,822
Specialty Stores - 6.1%
Boot Barn Holdings, Inc. (a)	168,382	$4,143,881
Burlington Stores, Inc. (a)	439,584	24,427,683
Citi Trends, Inc. (a)(h)	1,126,996	30,034,443
Lumber Liquidators Holdings, Inc. (a)	256,442	13,299,082
Urban Outfitters, Inc. (a)	807,607	31,464,369

		$103,369,458
Trucking - 2.5%
Knight Transportation, Inc.	242,177	$8,006,372
Swift Transportation Co. (a)	1,191,093	33,684,110

		$41,690,482
Total Common Stocks (Identified Cost, $1,362,532,821)		$1,650,989,498

9

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price		First Exercise	Shares/Par	Value ($)
Food & Drug Stores - 0.0%
Brasil Pharma S.A. (1 share for 1 warrant) (a) (Identified Cost, $0)	BRL	5.50	6/25/14	731,699	$7,733

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)				23,466,193	$23,466,193

Collateral for Securities Loaned - 0.8%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)				12,640,650	$12,640,650
Total Investments (Identified Cost, $1,398,639,664)					$1,687,104,074

Other Assets, Less Liabilities - (0.3)%					(4,981,577)
Net Assets - 100.0%					$1,682,122,497

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See notes to financial statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,326,012,869)	$1,615,921,513
Underlying affiliated funds, at cost and value	23,466,193
Other affiliated issuers, at value (identified cost, $49,160,602)	47,716,368
Total investments, at value, including $11,993,745 of securities on loan (identified cost, $1,398,639,664)	$1,687,104,074
Receivables for
Investments sold	19,029,332
Fund shares sold	1,457,914
Interest and dividends	607,291
Other assets	9,144
Total assets	$1,708,207,755
Liabilities
Payables for
Investments purchased	$7,622,283
Fund shares reacquired	4,864,547
Collateral for securities loaned, at value	12,640,650
Payable to affiliates
Investment adviser	112,801
Shareholder servicing costs	715,667
Distribution and service fees	26,768
Program manager fees	29
Payable for independent Trustees’ compensation	4,264
Accrued expenses and other liabilities	98,249
Total liabilities	$26,085,258
Net assets	$1,682,122,497
Net assets consist of
Paid-in capital	$1,539,942,991
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	288,464,380
Accumulated net realized gain (loss) on investments and foreign currency	(140,214,361)
Accumulated net investment loss	(6,070,513)
Net assets	$1,682,122,497
Shares of beneficial interest outstanding	69,108,391

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$490,200,526	20,466,367	$23.95
Class B	29,254,983	1,436,283	20.37
Class C	116,871,780	5,727,087	20.41
Class I	287,265,480	11,060,881	25.97
Class R1	7,751,457	382,972	20.24
Class R2	62,589,267	2,735,348	22.88
Class R3	131,748,842	5,505,689	23.93
Class R4	210,445,058	8,473,659	24.84
Class R5	339,069,897	13,009,460	26.06
Class 529A	5,224,340	224,561	23.26
Class 529B	339,864	17,202	19.76
Class 529C	1,361,003	68,882	19.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $25.41 [100 / 94.25 x $23.95] and $24.68 [100 / 94.25 x $23.26], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See notes to financial statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$4,206,077
Income on securities loaned	764,403
Dividends from underlying affiliated funds	4,671
Foreign taxes withheld	(27,891)
Total investment income	$4,947,260
Expenses
Management fee	$7,985,802
Distribution and service fees	1,781,386
Program manager fees	3,218
Shareholder servicing costs	1,238,914
Administrative services fee	148,983
Independent Trustees’ compensation	20,928
Custodian fee	78,112
Shareholder communications	75,055
Audit and tax fees	27,813
Legal fees	9,629
Miscellaneous	106,112
Total expenses	$11,475,952
Fees paid indirectly	(128)
Reduction of expenses by investment adviser and distributor	(461,947)
Net expenses	$11,013,877
Net investment loss	$(6,066,617)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(119,323,467)
Other affiliated issuers	(2,801,881)
Foreign currency	(21,685)
Net realized gain (loss) on investments and foreign currency	$(122,147,033)
Change in unrealized appreciation (depreciation)
Investments	$137,692,167
Translation of assets and liabilities in foreign currencies	(990)
Net unrealized gain (loss) on investments and foreign currency translation	$137,691,177
Net realized and unrealized gain (loss) on investments and foreign currency	$15,544,144
Change in net assets from operations	$9,477,527

See notes to financial statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/15 (unaudited)	Year ended 8/31/14
From operations
Net investment loss	$(6,066,617)	$(16,765,231)
Net realized gain (loss) on investments and foreign currency	(122,147,033)	306,638,157
Net unrealized gain (loss) on investments and foreign currency translation	137,691,177	(131,752,340)
Change in net assets from operations	$9,477,527	$158,120,586
Distributions declared to shareholders
From net realized gain on investments	$(126,855,750)	$(182,188,311)
Change in net assets from fund share transactions	$(263,055,803)	$48,101,270
Total change in net assets	$(380,434,026)	$24,033,545
Net assets
At beginning of period	2,062,556,523	2,038,522,978
At end of period (including accumulated net investment loss of $6,070,513 and $3,896, respectively)	$1,682,122,497	$2,062,556,523

See notes to financial statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$25.49		$25.86	$20.17	$22.63	$19.03	$16.22
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.22)	$(0.14)	$(0.16)	$(0.22)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		2.30	5.83	1.80	5.23	2.98
Total from investment operations	$0.28		$2.08	$5.69	$1.64	$5.01	$2.81
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$23.95		$25.49	$25.86	$20.17	$22.63	$19.03
Total return (%) (r)(s)(t)(x)	1.57	(n)	8.01	28.21	9.88	26.13	17.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.33	1.35	1.39	1.40	1.51
Expenses after expense reductions (f)	1.31	(a)	1.27	1.31	1.35	1.30	1.41
Net investment loss	(0.76	)(a)	(0.83)	(0.59)	(0.83)	(0.90)	(0.92)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$490,201		$620,802	$866,006	$529,749	$626,258	$338,380

See notes to financial statements

15

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.04		$22.83	$17.94	$20.73	$17.65	$15.16
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.27)	$(0.28)	$(0.37)	$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.02	5.16	1.59	4.86	2.78
Total from investment operations	$0.15		$1.66	$4.89	$1.31	$4.49	$2.49
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$20.37		$22.04	$22.83	$17.94	$20.73	$17.65
Total return (%) (r)(s)(t)(x)	1.22	(n)	7.18	27.26	9.08	25.18	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.08	2.10	2.14	2.15	2.26
Expenses after expense reductions (f)	2.06	(a)	2.02	2.06	2.10	2.05	2.16
Net investment loss	(1.51	)(a)	(1.58)	(1.34)	(1.59)	(1.65)	(1.67)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$29,255		$34,971	$37,952	$30,308	$33,037	$26,777

See notes to financial statements

16

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.08		$22.86	$17.96	$20.76	$17.67	$15.18
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.27)	$(0.28)	$(0.37)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.03	5.17	1.58	4.87	2.79
Total from investment operations	$0.15		$1.67	$4.90	$1.30	$4.50	$2.49
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$20.41		$22.08	$22.86	$17.96	$20.76	$17.67
Total return (%) (r)(s)(t)(x)	1.21	(n)	7.22	27.28	9.01	25.21	16.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.08	2.10	2.14	2.15	2.26
Expenses after expense reductions (f)	2.07	(a)	2.02	2.06	2.10	2.05	2.16
Net investment loss	(1.51	)(a)	(1.59)	(1.35)	(1.59)	(1.65)	(1.67)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$116,872		$141,293	$136,913	$91,138	$95,479	$37,144

See notes to financial statements

17

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.44		$27.61	$21.48	$23.77	$19.88	$16.91
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.17)	$(0.09)	$(0.12)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		2.45	6.22	1.93	5.47	3.10
Total from investment operations	$0.35		$2.28	$6.13	$1.81	$5.30	$2.97
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$25.97		$27.44	$27.61	$21.48	$23.77	$19.88
Total return (%) (r)(s)(x)	1.72	(n)	8.25	28.54	10.16	26.48	17.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.08	1.10	1.15	1.15	1.26
Expenses after expense reductions (f)	1.06	(a)	1.02	1.06	1.10	1.05	1.16
Net investment loss	(0.51	)(a)	(0.59)	(0.36)	(0.59)	(0.65)	(0.67)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$287,265		$483,893	$368,806	$170,830	$323,848	$263,575

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$21.91		$22.71	$17.84	$20.65	$17.58	$15.10
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.27)	$(0.28)	$(0.37)	$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		2.01	5.14	1.57	4.85	2.77
Total from investment operations	$0.15		$1.65	$4.87	$1.29	$4.48	$2.48
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$20.24		$21.91	$22.71	$17.84	$20.65	$17.58
Total return (%) (r)(s)(x)	1.22	(n)	7.17	27.30	9.00	25.22	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.08	2.10	2.14	2.15	2.26
Expenses after expense reductions (f)	2.07	(a)	2.02	2.06	2.10	2.05	2.16
Net investment loss	(1.51	)(a)	(1.59)	(1.34)	(1.59)	(1.65)	(1.67)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$7,751		$8,490	$8,972	$7,506	$6,904	$5,253

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$24.46		$24.97	$19.52	$22.09	$18.65	$15.94
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.27)	$(0.19)	$(0.21)	$(0.28)	$(0.22)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.21	5.64	1.74	5.13	2.93
Total from investment operations	$0.24		$1.94	$5.45	$1.53	$4.85	$2.71
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$22.88		$24.46	$24.97	$19.52	$22.09	$18.65
Total return (%) (r)(s)(x)	1.47	(n)	7.72	27.92	9.58	25.79	17.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.58	1.60	1.64	1.65	1.76
Expenses after expense reductions (f)	1.57	(a)	1.52	1.56	1.60	1.55	1.66
Net investment loss	(1.01	)(a)	(1.09)	(0.85)	(1.09)	(1.15)	(1.17)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$62,589		$66,923	$60,501	$35,599	$24,316	$13,125

See notes to financial statements

20

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$25.47		$25.84	$20.15	$22.62	$19.02	$16.22
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.22)	$(0.14)	$(0.16)	$(0.22)	$(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		2.30	5.83	1.79	5.23	2.98
Total from investment operations	$0.28		$2.08	$5.69	$1.63	$5.01	$2.80
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$23.93		$25.47	$25.84	$20.15	$22.62	$19.02
Total return (%) (r)(s)(x)	1.57	(n)	8.02	28.24	9.84	26.14	17.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.33	1.35	1.39	1.40	1.51
Expenses after expense reductions (f)	1.32	(a)	1.27	1.31	1.35	1.30	1.41
Net investment loss	(0.76	)(a)	(0.84)	(0.60)	(0.83)	(0.90)	(0.93)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$131,749		$150,359	$110,562	$61,125	$28,966	$6,456

See notes to financial statements

21

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.33		$26.57	$20.67	$23.04	$19.31	$16.42
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.16)	$(0.08)	$(0.12)	$(0.16)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		2.37	5.98	1.85	5.30	3.02
Total from investment operations	$0.33		$2.21	$5.90	$1.73	$5.14	$2.89
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$24.84		$26.33	$26.57	$20.67	$23.04	$19.31
Total return (%) (r)(s)(x)	1.72	(n)	8.31	28.54	10.13	26.43	17.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.08	1.10	1.14	1.15	1.26
Expenses after expense reductions (f)	1.07	(a)	1.02	1.06	1.10	1.05	1.16
Net investment loss	(0.51	)(a)	(0.59)	(0.35)	(0.58)	(0.66)	(0.67)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$210,445		$229,964	$197,884	$141,694	$78,534	$50,147

See notes to financial statements

22

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$27.52		$27.64	$21.48	$19.73
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.13)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.41		2.46	6.22	1.78
Total from investment operations	$0.36		$2.33	$6.16	$1.75
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$—
Net asset value, end of period (x)	$26.06		$27.52	$27.64	$21.48
Total return (%) (r)(s)(x)	1.75	(n)	8.43	28.68	8.87	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.97	0.99	1.07	(a)
Expenses after expense reductions (f)	0.93	(a)	0.91	0.96	1.05	(a)
Net investment loss	(0.37	)(a)	(0.48)	(0.24)	(0.49	)(a)
Portfolio turnover	31	(n)	98	96	128
Net assets at end of period (000 omitted)	$339,070		$319,139	$244,655	$174,681

See notes to financial statements

23

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$24.82		$25.25	$19.70	$22.22	$18.71	$15.97
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.22)	$(0.14)	$(0.17)	$(0.24)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	0.35		2.24	5.69	1.75	5.16	2.93
Total from investment operations	$0.26		$2.02	$5.55	$1.58	$4.92	$2.74
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$23.26		$24.82	$25.25	$19.70	$22.22	$18.71
Total return (%) (r)(s)(t)(x)	1.53	(n)	7.97	28.17	9.80	26.09	17.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.43	1.45	1.49	1.50	1.61
Expenses after expense reductions (f)	1.35	(a)	1.30	1.34	1.40	1.39	1.51
Net investment loss	(0.79	)(a)	(0.86)	(0.62)	(0.89)	(0.99)	(1.02)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$5,224		$5,150	$4,519	$3,304	$2,848	$1,735

See notes to financial statements

24

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$21.44		$22.27	$17.51	$20.35	$17.36	$14.92
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.28)	$(0.28)	$(0.38)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		1.98	5.04	1.54	4.78	2.75
Total from investment operations	$0.14		$1.62	$4.76	$1.26	$4.40	$2.44
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$19.76		$21.44	$22.27	$17.51	$20.35	$17.36
Total return (%) (r)(s)(t)(x)	1.20	(n)	7.18	27.18	8.99	25.08	16.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.18	2.20	2.24	2.24	2.36
Expenses after expense reductions (f)	2.10	(a)	2.06	2.10	2.15	2.14	2.26
Net investment loss	(1.54	)(a)	(1.62)	(1.39)	(1.64)	(1.74)	(1.77)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$340		$348	$300	$217	$197	$204

See notes to financial statements

25

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$21.44		$22.28	$17.52	$20.36	$17.36	$14.93
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.28)	$(0.28)	$(0.38)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		1.97	5.04	1.54	4.79	2.74
Total from investment operations	$0.14		$1.61	$4.76	$1.26	$4.41	$2.43
Less distributions declared to shareholders
From net realized gain on investments	$(1.82)		$(2.45)	$—	$(4.10)	$(1.41)	$—
Net asset value, end of period (x)	$19.76		$21.44	$22.28	$17.52	$20.36	$17.36
Total return (%) (r)(s)(t)(x)	1.20	(n)	7.13	27.17	8.98	25.14	16.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.18	2.20	2.24	2.25	2.36
Expenses after expense reductions (f)	2.12	(a)	2.07	2.11	2.15	2.14	2.26
Net investment loss	(1.55	)(a)	(1.63)	(1.39)	(1.64)	(1.74)	(1.78)
Portfolio turnover	31	(n)	98	96	128	205	167
Net assets at end of period (000 omitted)	$1,361		$1,223	$1,454	$906	$709	$469

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party

27

Notes to Financial Statements (unaudited) – continued

pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

28

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,543,293,440	$7,501,065	$—	$1,550,794,505
Greece	29,265,591	—	—	29,265,591
Canada	24,069,701	—	—	24,069,701
Hong Kong	19,262,813	—	—	19,262,813
India	10,594,241	—	—	10,594,241
Israel	9,398,491	—	—	9,398,491
Ireland	7,604,156	—	—	7,604,156
Brazil	—	7,733	—	7,733
Mutual Funds	36,106,843	—	—	36,106,843
Total Investments	$1,679,595,276	$7,508,798	$—	$1,687,104,074

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,501,065 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

29

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $11,993,745 and a related liability of $12,640,650 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

30

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$94,156,613
Long-term capital gains	88,031,698
Total distributions	$182,188,311

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$1,416,706,623
Gross appreciation	334,118,752
Gross depreciation	(63,721,301)
Net unrealized appreciation (depreciation)	$270,397,451

As of 8/31/14
Undistributed ordinary income	48,232,335
Undistributed long-term capital gain	78,623,046
Other temporary differences	(2,936)
Net unrealized appreciation (depreciation)	132,705,284

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14
Class A	$37,499,564	$64,919,407
Class B	2,602,265	4,186,982
Class C	10,467,996	15,593,082
Class I	23,496,764	35,717,827
Class R1	677,901	937,201
Class R2	4,749,388	6,122,546
Class R3	10,116,834	12,790,928
Class R4	15,023,639	19,003,758
Class R5	21,708,105	22,264,000
Class 529A	376,407	451,752
Class 529B	29,302	33,273
Class 529C	107,585	167,555
Total	$126,855,750	$182,188,311

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an

32

Notes to Financial Statements (unaudited) – continued

annual rate of 0.90% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.75% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.70% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this management fee reduction amounted to $391,790, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $53,892, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.85% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $100,314 and $1,300 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$642,317
Class B	0.75%	0.25%	1.00%	1.00%	151,826
Class C	0.75%	0.25%	1.00%	1.00%	612,870
Class R1	0.75%	0.25%	1.00%	1.00%	39,124
Class R2	0.25%	0.25%	0.50%	0.50%	153,005
Class R3	—	0.25%	0.25%	0.25%	168,456
Class 529A	—	0.25%	0.25%	0.23%	6,130
Class 529B	0.75%	0.25%	1.00%	0.98%	1,651
Class 529C	0.75%	0.25%	1.00%	1.00%	6,007
Total Distribution and Service Fees					$1,781,386

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

33

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $12,971, $347, $109, $522, $33, and $9 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$1,597
Class B	57,120
Class C	18,912
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 28, 2015, this waiver amounted to $1,609 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2015, were as follows:

	Fee	Waiver
Class 529A	$2,452	$1,226
Class 529B	165	83
Class 529C	601	300
Total Program Manager Fees and Waivers	$3,218	$1,609

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

34

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $120,919, which equated to 0.0136% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,117,995.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $175 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,517 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $3,786 and are

35

Notes to Financial Statements (unaudited) – continued

included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $665, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 5,066 shares of Class R5 for an aggregate amount of $148,181.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $557,506,279 and $985,396,527, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,856,262	$43,807,805	7,663,272	$202,602,844
Class B	71,009	1,434,933	302,403	6,974,766
Class C	413,787	8,286,611	1,723,327	39,755,016
Class I	2,441,669	63,276,676	9,806,541	275,081,634
Class R1	38,676	780,038	106,194	2,417,551
Class R2	321,897	7,265,878	1,059,827	26,814,007
Class R3	790,802	18,768,975	3,285,711	86,307,510
Class R4	838,250	20,298,931	3,655,137	99,348,416
Class R5	1,186,895	30,008,316	2,964,479	81,129,522
Class 529A	14,812	336,466	47,165	1,207,593
Class 529B	931	18,513	4,218	94,274
Class 529C	11,589	222,700	12,166	272,203
	7,986,579	$194,505,842	30,630,440	$822,005,336

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,510,896	$33,904,512	2,328,346	$59,512,523
Class B	119,944	2,292,151	163,157	3,625,353
Class C	419,267	8,028,972	515,039	11,464,768
Class I	673,187	16,371,901	902,424	24,789,597
Class R1	35,698	677,901	42,426	937,201
Class R2	201,430	4,320,672	223,362	5,490,231
Class R3	451,241	10,116,834	500,819	12,790,928
Class R4	641,547	14,922,377	718,763	18,939,409
Class R5	889,676	21,708,105	809,012	22,264,000
Class 529A	17,266	376,407	18,150	451,745
Class 529B	1,580	29,302	1,539	33,273
Class 529C	5,800	107,585	7,745	167,520
	4,967,532	$112,856,719	6,230,782	$160,466,548

Shares reacquired
Class A	(7,257,108)	$(171,522,847)	(19,125,143)	$(506,940,419)
Class B	(341,344)	(6,929,720)	(541,566)	(12,107,368)
Class C	(1,505,594)	(30,489,616)	(1,827,747)	(40,779,135)
Class I	(9,685,743)	(249,763,573)	(6,437,022)	(178,077,081)
Class R1	(78,813)	(1,578,677)	(156,327)	(3,527,623)
Class R2	(523,456)	(11,820,452)	(970,658)	(24,347,286)
Class R3	(1,640,274)	(38,523,188)	(2,161,380)	(55,844,205)
Class R4	(1,741,080)	(42,365,041)	(3,085,619)	(82,182,423)
Class R5	(665,313)	(16,949,392)	(1,025,858)	(28,960,837)
Class 529A	(15,059)	(341,295)	(36,759)	(920,840)
Class 529B	(1,549)	(30,283)	(2,976)	(65,601)
Class 529C	(5,557)	(104,280)	(28,105)	(617,796)
	(23,460,890)	$(570,418,364)	(35,399,160)	$(934,370,614)

Net change
Class A	(3,889,950)	$(93,810,530)	(9,133,525)	$(244,825,052)
Class B	(150,391)	(3,202,636)	(76,006)	(1,507,249)
Class C	(672,540)	(14,174,033)	410,619	10,440,649
Class I	(6,570,887)	(170,114,996)	4,271,943	121,794,150
Class R1	(4,439)	(120,738)	(7,707)	(172,871)
Class R2	(129)	(233,902)	312,531	7,956,952
Class R3	(398,231)	(9,637,379)	1,625,150	43,254,233
Class R4	(261,283)	(7,143,733)	1,288,281	36,105,402
Class R5	1,411,258	34,767,029	2,747,633	74,432,685
Class 529A	17,019	371,578	28,556	738,498
Class 529B	962	17,532	2,781	61,946
Class 529C	11,832	226,005	(8,194)	(178,073)
	(10,506,779)	$(263,055,803)	1,462,062	$48,101,270

37

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 6%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $3,816 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

38

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,739,356	281,783,286	(260,056,449)	23,466,193

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,671	$23,466,193

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,217,419	—	(90,423)	1,126,996
Model N, Inc	1,653,151	—	(223,731)	1,429,420

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(429,558)	$—	$—	$30,034,443
Model N, Inc	(2,372,323)	—	—	17,681,925

	$(2,801,881)	$—	$—	$47,716,368

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® RESEARCH INTERNATIONAL FUND

RIF-SEM

MFS® RESEARCH INTERNATIONAL FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Novartis AG	3.2%
Roche Holding AG	3.1%
Nestle S.A.	2.7%
Royal Dutch Shell PLC, “A”	2.1%
Bayer AG	2.1%
Rio Tinto Ltd.	2.0%
Schneider Electric S.A.	1.9%
DENSO Corp.	1.9%
Westpac Banking Corp.	1.8%
UBS AG	1.8%

Global equity sectors
Financial Services	25.3%
Capital Goods	22.8%
Health Care	11.5%
Consumer Staples	9.3%
Energy	9.1%
Consumer Cyclicals	8.4%
Technology	7.9%
Telecommunications/Cable Television	5.1%

Issuer country weightings (x)
Japan	18.5%
United Kingdom	17.2%
Switzerland	14.2%
France	10.2%
Germany	7.7%
Netherlands	4.5%
United States	4.3%
Hong Kong	4.2%
Australia	3.8%
Other Countries	15.4%

Currency exposure weightings (y)
Euro	26.3%
Japanese Yen	18.5%
British Pound Sterling	17.2%
Swiss Franc	14.2%
United States Dollar	5.2%
Hong Kong Dollar	4.7%
Australian Dollar	3.8%
Swedish Krona	3.3%
Taiwan Dollar	2.5%
Other Currencies	4.3%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.11%	$1,000.00	$986.17	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
B	Actual	1.86%	$1,000.00	$982.51	$9.14
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
C	Actual	1.86%	$1,000.00	$982.47	$9.14
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.86%	$1,000.00	$987.95	$4.24
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R1	Actual	1.86%	$1,000.00	$982.79	$9.14
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
R2	Actual	1.36%	$1,000.00	$985.08	$6.69
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R3	Actual	1.11%	$1,000.00	$986.91	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R4	Actual	0.86%	$1,000.00	$987.54	$4.24
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R5	Actual	0.75%	$1,000.00	$987.94	$3.70
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
529A	Actual	1.13%	$1,000.00	$986.62	$5.57
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
529B	Actual	1.90%	$1,000.00	$982.95	$9.34
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
529C	Actual	1.91%	$1,000.00	$982.50	$9.39
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.3%
Pernod Ricard S.A.	835,582	$99,069,412

Apparel Manufacturers - 1.5%
Global Brands Group Holding Ltd. (a)	88,942,000	$15,252,180
Li & Fung Ltd.	13,824,000	14,134,495
LVMH Moet Hennessy Louis Vuitton S.A.	448,760	82,308,113

		$111,694,788
Automotive - 4.4%
Autoliv, Inc.	715,420	$80,484,750
DENSO Corp.	2,948,500	138,471,666
Honda Motor Co. Ltd.	3,384,900	111,754,755

		$330,711,171
Broadcasting - 1.7%
ProSiebenSat.1 Media AG	719,410	$35,337,927
WPP PLC	3,766,830	89,266,749

		$124,604,676
Brokerage & Asset Managers - 0.5%
Computershare Ltd.	3,651,193	$35,891,279

Business Services - 3.3%
Brenntag AG	444,907	$26,013,877
Cognizant Technology Solutions Corp., “A” (a)	1,286,771	80,403,886
Compass Group PLC	3,169,532	56,370,636
Mitsubishi Corp.	2,132,100	42,606,354
Nomura Research, Inc.	1,127,900	39,458,821

		$244,853,574
Computer Software - 0.4%
Dassault Systems S.A.	442,656	$30,974,502

Conglomerates - 1.0%
Hutchison Whampoa Ltd.	5,144,000	$70,436,680

Consumer Products - 2.2%
L’Oreal S.A.	442,979	$80,429,875
Reckitt Benckiser Group PLC	947,444	85,714,932

		$166,144,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 3.8%
Legrand S.A.	425,897	$23,544,045
Schneider Electric S.A.	1,767,921	142,404,675
Siemens AG	1,011,480	112,985,943

		$278,934,663
Electronics - 3.1%
Infineon Technologies AG	4,168,476	$48,256,670
MediaTek, Inc.	6,105,000	91,949,212
Taiwan Semiconductor Manufacturing Co. Ltd.	19,147,326	91,516,067

		$231,721,949
Energy - Independent - 2.0%
Cairn Energy PLC (a)	5,330,831	$16,748,065
Cenovus Energy, Inc.	820,846	14,163,386
Galp Energia SGPS S.A., “B”	2,341,581	27,526,741
INPEX Corp.	2,683,600	31,821,832
Oil Search Ltd.	4,379,084	27,922,027
Reliance Industries Ltd.	2,206,979	30,893,421

		$149,075,472
Energy - Integrated - 3.0%
BG Group PLC	4,389,897	$64,926,973
Royal Dutch Shell PLC, “A”	4,865,864	159,107,715

		$224,034,688
Engineering - Construction - 0.6%
JGC Corp.	2,031,000	$41,664,150

Food & Beverages - 4.6%
Danone S.A.	1,706,624	$119,037,700
M. Dias Branco S.A. Industria e Comercio de Alimentos	908,965	26,576,520
Nestle S.A.	2,550,909	199,074,453

		$344,688,673
Food & Drug Stores - 0.6%
Sundrug Co. Ltd.	893,300	$43,908,915

Gaming & Lodging - 0.4%
Sands China Ltd.	7,215,600	$32,934,351

Insurance - 5.0%
AIA Group Ltd.	21,566,400	$126,938,054
Hiscox Ltd.	2,813,170	34,354,037
Prudential PLC	3,085,346	77,618,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Sony Financial Holdings, Inc.	1,644,800	$24,914,337
Zurich Insurance Group AG	344,032	109,992,084

		$373,816,710
Machinery & Tools - 3.6%
Atlas Copco AB, “A”	4,039,533	$130,290,323
Joy Global, Inc.	1,004,254	44,508,537
Schindler Holding AG	539,314	88,985,254

		$263,784,114
Major Banks - 9.5%
BNP Paribas	1,455,359	$84,834,801
BOC Hong Kong Holdings Ltd.	10,500,500	37,028,891
HSBC Holdings PLC	14,268,988	127,174,503
Mitsubishi UFJ Financial Group, Inc.	16,148,100	104,981,211
Royal Bank of Scotland Group PLC (a)	13,975,690	79,228,466
Standard Chartered PLC	3,792,931	58,030,180
Sumitomo Mitsui Financial Group, Inc.	2,052,800	81,674,413
Westpac Banking Corp.	4,584,058	136,115,382

		$709,067,847
Medical Equipment - 0.6%
Terumo Corp.	1,735,100	$47,864,828

Metals & Mining - 2.8%
Gerdau S.A., ADR	4,807,291	$17,162,029
Iluka Resources Ltd.	6,626,178	40,696,696
Rio Tinto Ltd.	3,022,221	148,934,194

		$206,792,919
Natural Gas - Distribution - 2.8%
Centrica PLC	8,351,576	$31,499,033
China Resources Gas Group Ltd.	14,844,000	36,709,033
GDF SUEZ	3,301,950	73,439,072
Tokyo Gas Co. Ltd.	10,428,000	63,478,952

		$205,126,090
Natural Gas - Pipeline - 0.6%
APA Group	6,148,204	$44,150,669

Network & Telecom - 1.1%
Ericsson, Inc., “B”	6,078,822	$78,819,798

Oil Services - 0.3%
Technip	354,403	$23,089,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 9.5%
Aeon Credit Service Co. Ltd.	1,834,800	$42,102,621
DBS Group Holdings Ltd.	5,099,100	73,221,108
Erste Group Bank AG	1,390,725	36,448,336
HDFC Bank Ltd., ADR	460,398	28,549,280
ING Groep N.V. (a)	8,425,651	125,920,636
Intesa Sanpaolo S.p.A.	23,931,295	79,912,473
Julius Baer Group Ltd.	1,210,027	55,859,116
Kasikornbank PLC, NVDR	3,910,100	26,244,717
KBC Group N.V.	1,520,494	92,255,820
Sberbank of Russia, ADR	2,879,105	14,634,491
UBS AG	7,476,201	131,354,032

		$706,502,630
Pharmaceuticals - 10.8%
Bayer AG	1,059,331	$156,537,948
Novartis AG	2,325,896	237,749,583
Roche Holding AG	843,077	228,864,874
Santen Pharmaceutical Co. Ltd.	1,686,600	112,933,467
Valeant Pharmaceuticals International, Inc. (a)	349,436	69,006,621

		$805,092,493
Printing & Publishing - 0.8%
Reed Elsevier N.V.	2,530,079	$62,854,533

Real Estate - 0.8%
Deutsche Wohnen AG	940,641	$25,931,403
Intu Properties PLC, REIT	5,895,877	32,176,822

		$58,108,225
Restaurants - 2.2%
Whitbread PLC	1,239,731	$100,578,580
YUM! Brands, Inc.	814,693	66,079,749

		$166,658,329
Specialty Chemicals - 5.1%
Akzo Nobel N.V.	1,576,453	$117,138,230
JSR Corp.	5,001,600	91,523,531
Linde AG	603,716	122,821,986
Symrise AG	741,546	47,167,376

		$378,651,123
Specialty Stores - 1.1%
Esprit Holdings Ltd.	15,517,900	$16,046,515
Hennes & Mauritz AB, “B”	901,547	39,340,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Ryohin Keikaku Co. Ltd.	179,600	$23,406,178

		$78,793,319
Telecommunications - Wireless - 3.2%
KDDI Corp.	1,884,600	$130,602,583
Mobile TeleSystems OJSC (a)	2,981,309	12,044,813
Philippine Long Distance Telephone Co.	305,895	21,937,854
Vodafone Group PLC	22,142,940	76,712,026

		$241,297,276
Telephone Services - 1.5%
BT Group PLC	5,204,922	$36,618,333
Hellenic Telecommunications Organization S.A. (a)	2,277,914	22,686,990
Royal KPN N.V.	8,116,720	27,721,367
TDC A.S.	727,782	5,757,078
Telefonica Brasil S.A., ADR	835,888	15,497,364

		$108,281,132
Tobacco - 1.1%
Japan Tobacco, Inc.	2,617,200	$82,525,211

Trucking - 1.7%
Yamato Holdings Co. Ltd.	5,259,600	$123,108,712

Utilities - Electric Power - 0.5%
Canadian Utilities Ltd.	1,055,707	$35,088,894
Total Common Stocks (Identified Cost, $6,619,182,547)		$7,360,818,347

Preferred Stocks - 0.4%
Telephone Services - 0.4%
Telecom Italia S.p.A. (Identified Cost, $32,334,347)	31,089,030	$30,458,806

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	47,922,248	$47,922,248
Total Investments (Identified Cost, $6,699,439,142)		$7,439,199,401

Other Assets, Less Liabilities - (0.0)%		(1,854,402)
Net Assets - 100.0%		$7,437,344,999

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $6,651,516,894)	$7,391,277,153
Underlying affiliated funds, at cost and value	47,922,248
Total investments, at value (identified cost, $6,699,439,142)	$7,439,199,401
Foreign currency, at value (identified cost, $921,164)	921,045
Receivables for
Investments sold	7,487,613
Fund shares sold	7,342,982
Interest and dividends	13,438,913
Other assets	37,455
Total assets	$7,468,427,409
Liabilities
Payables for
Investments purchased	$12,102,320
Fund shares reacquired	16,455,823
Payable to affiliates
Investment adviser	399,152
Shareholder servicing costs	1,353,008
Distribution and service fees	45,375
Program manager fees	15
Payable for independent Trustees’ compensation	1,048
Deferred country tax expense payable	239,513
Accrued expenses and other liabilities	486,156
Total liabilities	$31,082,410
Net assets	$7,437,344,999
Net assets consist of
Paid-in capital	$7,113,719,863
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $239,513 deferred country tax)	739,170,347
Accumulated net realized gain (loss) on investments and foreign currency	(433,353,730)
Undistributed net investment income	17,808,519
Net assets	$7,437,344,999
Shares of beneficial interest outstanding	424,658,888

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,276,435,285	73,292,351	$17.42
Class B	14,105,400	842,402	16.74
Class C	85,126,392	5,195,574	16.38
Class I	2,140,510,046	118,987,453	17.99
Class R1	3,741,244	231,794	16.14
Class R2	172,291,841	10,215,797	16.87
Class R3	198,439,493	11,519,562	17.23
Class R4	494,310,011	28,371,071	17.42
Class R5	3,048,826,457	175,791,053	17.34
Class 529A	2,371,678	138,040	17.18
Class 529B	157,284	9,676	16.26
Class 529C	1,029,868	64,115	16.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.48 [100 / 94.25 x $17.42] and $18.23 [100 / 94.25 x $17.18], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See notes to financial statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$53,859,074
Interest	1,012,119
Dividends from underlying affiliated funds	34,126
Foreign taxes withheld	(4,865,895)
Total investment income	$50,039,424
Expenses
Management fee	$26,298,063
Distribution and service fees	2,674,759
Program manager fees	1,705
Shareholder servicing costs	2,365,429
Administrative services fee	326,995
Independent Trustees’ compensation	49,477
Custodian fee	738,813
Shareholder communications	137,372
Audit and tax fees	34,945
Legal fees	32,327
Miscellaneous	172,372
Total expenses	$32,832,257
Fees paid indirectly	(101)
Reduction of expenses by investment adviser and distributor	(1,289,315)
Net expenses	$31,542,841
Net investment income	$18,496,583
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $63,910 country tax)	$51,455,638
Foreign currency	(2,549,472)
Net realized gain (loss) on investments and foreign currency	$48,906,166
Change in unrealized appreciation (depreciation)
Investments (net of $202,135 decrease in deferred country tax)	$(148,623,298)
Translation of assets and liabilities in foreign currencies	(158,342)
Net unrealized gain (loss) on investments and foreign currency translation	$(148,781,640)
Net realized and unrealized gain (loss) on investments and foreign currency	$(99,875,474)
Change in net assets from operations	$(81,378,891)

See notes to financial statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$18,496,583	$175,860,090
Net realized gain (loss) on investments and foreign currency	48,906,166	258,567,787
Net unrealized gain (loss) on investments and foreign currency translation	(148,781,640)	373,522,243
Change in net assets from operations	$(81,378,891)	$807,950,120
Distributions declared to shareholders
From net investment income	$(172,549,524)	$(103,250,534)
Change in net assets from fund share transactions	$282,427,767	$512,989,442
Total change in net assets	$28,499,352	$1,217,689,028
Net assets
At beginning of period	7,408,845,647	6,191,156,619
At end of period (including undistributed net investment income of $17,808,519 and $171,861,460, respectively)	$7,437,344,999	$7,408,845,647

See notes to financial statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.06		$16.25	$14.25	$14.66	$12.93	$13.03
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.40	$0.26	$0.28	$0.26	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		1.64	2.01	(0.45)	1.67	(0.11)
Total from investment operations	$(0.26)		$2.04	$2.27	$(0.17)	$1.93	$0.10
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.23)	$(0.27)	$(0.24)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$17.42		$18.06	$16.25	$14.25	$14.66	$12.93
Total return (%) (r)(s)(t)(x)	(1.33	)(n)	12.60	16.08	(1.03)	14.89	0.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.18	1.21	1.19	1.25
Expenses after expense reductions (f)	1.11	(a)	1.11	1.18	1.21	1.19	1.25
Net investment income	0.30	(a)(m)	2.24	1.65	2.02	1.67	1.59
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$1,276,435		$1,184,927	$1,108,795	$970,501	$1,008,654	$1,466,337

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.26		$15.52	$13.59	$13.96	$12.30	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.25	$0.12	$0.16	$0.11	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.57	1.94	(0.42)	1.62	(0.09)
Total from investment operations	$(0.31)		$1.82	$2.06	$(0.26)	$1.73	$—
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.08)	$(0.13)	$(0.11)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$16.74		$17.26	$15.52	$13.59	$13.96	$12.30
Total return (%) (r)(s)(t)(x)	(1.75	)(n)	11.77	15.27	(1.82)	14.02	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.88	1.93	1.96	1.95	1.99
Expenses after expense reductions (f)	1.86	(a)	1.86	1.93	1.96	1.94	1.99
Net investment income (loss)	(0.43	)(a)(m)	1.46	0.83	1.19	0.76	0.71
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$14,105		$16,932	$19,751	$23,369	$33,059	$40,476

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.93		$15.26	$13.39	$13.78	$12.16	$12.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.25	$0.13	$0.16	$0.12	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.54	1.90	(0.42)	1.59	(0.10)
Total from investment operations	$(0.31)		$1.79	$2.03	$(0.26)	$1.71	$—
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.12)	$(0.16)	$(0.13)	$(0.09)	$(0.11)
Net asset value, end of period (x)	$16.38		$16.93	$15.26	$13.39	$13.78	$12.16
Total return (%) (r)(s)(t)(x)	(1.75	)(n)	11.74	15.22	(1.80)	14.05	(0.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.88	1.93	1.96	1.95	2.00
Expenses after expense reductions (f)	1.86	(a)	1.86	1.93	1.96	1.95	2.00
Net investment income (loss)	(0.44	)(a)(m)	1.50	0.87	1.23	0.80	0.78
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$85,126		$91,487	$86,793	$84,133	$99,830	$101,267

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.66		$16.78	$14.71	$15.15	$13.35	$13.44
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.46	$0.31	$0.35	$0.29	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		1.69	2.06	(0.49)	1.74	(0.12)
Total from investment operations	$(0.25)		$2.15	$2.37	$(0.14)	$2.03	$0.14
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.27)	$(0.30)	$(0.30)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$17.99		$18.66	$16.78	$14.71	$15.15	$13.35
Total return (%) (r)(s)(x)	(1.20	)(n)	12.89	16.32	(0.82)	15.19	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.93	0.96	0.95	1.00
Expenses after expense reductions (f)	0.86	(a)	0.86	0.93	0.96	0.95	1.00
Net investment income	0.56	(a)(m)	2.51	1.89	2.45	1.86	1.90
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$2,140,510		$2,194,432	$1,834,498	$1,143,621	$2,484,795	$1,926,221

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.69		$15.02	$13.17	$13.57	$11.98	$12.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.24	$0.12	$0.15	$0.12	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		1.52	1.87	(0.40)	1.57	(0.10)
Total from investment operations	$(0.30)		$1.76	$1.99	$(0.25)	$1.69	$—
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.09)	$(0.14)	$(0.15)	$(0.10)	$(0.12)
Net asset value, end of period (x)	$16.14		$16.69	$15.02	$13.17	$13.57	$11.98
Total return (%) (r)(s)(x)	(1.72	)(n)	11.73	15.24	(1.80)	14.09	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.88	1.93	1.96	1.95	2.00
Expenses after expense reductions (f)	1.86	(a)	1.86	1.93	1.96	1.95	2.00
Net investment income (loss)	(0.44	)(a)(m)	1.47	0.85	1.18	0.84	0.77
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$3,741		$4,243	$4,034	$4,914	$6,288	$5,868

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.48		$15.75	$13.83	$14.26	$12.59	$12.70
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.36	$0.21	$0.24	$0.20	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.57	1.95	(0.44)	1.64	(0.11)
Total from investment operations	$(0.27)		$1.93	$2.16	$(0.20)	$1.84	$0.07
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.20)	$(0.24)	$(0.23)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$16.87		$17.48	$15.75	$13.83	$14.26	$12.59
Total return (%) (r)(s)(x)	(1.43	)(n)	12.32	15.79	(1.32)	14.61	0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.38	1.43	1.46	1.45	1.50
Expenses after expense reductions (f)	1.36	(a)	1.36	1.43	1.46	1.45	1.50
Net investment income	0.06	(a)(m)	2.06	1.41	1.78	1.37	1.34
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$172,292		$182,466	$136,444	$107,567	$91,693	$72,425

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.86		$16.08	$14.10	$14.53	$12.82	$12.92
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.40	$0.25	$0.28	$0.23	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		1.61	2.00	(0.45)	1.68	(0.10)
Total from investment operations	$(0.26)		$2.01	$2.25	$(0.17)	$1.91	$0.11
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.23)	$(0.27)	$(0.26)	$(0.20)	$(0.21)
Net asset value, end of period (x)	$17.23		$17.86	$16.08	$14.10	$14.53	$12.82
Total return (%) (r)(s)(x)	(1.31	)(n)	12.56	16.13	(1.06)	14.88	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.13	1.18	1.21	1.20	1.25
Expenses after expense reductions (f)	1.11	(a)	1.11	1.18	1.21	1.20	1.25
Net investment income	0.31	(a)(m)	2.28	1.63	2.05	1.54	1.55
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$198,439		$229,232	$195,358	$168,989	$154,869	$151,073

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.09		$16.27	$14.26	$14.70	$12.96	$13.05
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.45	$0.25	$0.32	$0.28	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		1.63	2.06	(0.46)	1.69	(0.10)
Total from investment operations	$(0.25)		$2.08	$2.31	$(0.14)	$1.97	$0.14
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.26)	$(0.30)	$(0.30)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$17.42		$18.09	$16.27	$14.26	$14.70	$12.96
Total return (%) (r)(s)(x)	(1.25	)(n)	12.87	16.42	(0.84)	15.19	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	0.93	0.96	0.95	1.00
Expenses after expense reductions (f)	0.86	(a)	0.86	0.93	0.96	0.95	1.00
Net investment income	0.57	(a)(m)	2.54	1.60	2.28	1.83	1.77
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$494,310		$546,069	$470,915	$825,288	$561,557	$482,217

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5 (y)			2014	2013	2012		2011	2010

Net asset value, beginning of period	$18.02		$16.21	$14.20	$14.63		$12.90	$13.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.46	$0.33	$0.17		$0.26	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		1.64	1.99	(0.31	)(g)	1.69	(0.11)
Total from investment operations	$(0.24)		$2.10	$2.32	$(0.14)		$1.95	$0.12
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.29)	$(0.31)	$(0.29)		$(0.22)	$(0.22)
Net asset value, end of period (x)	$17.34		$18.02	$16.21	$14.20		$14.63	$12.90
Total return (%) (r)(s)(x)	(1.21	)(n)	13.01	16.50	(0.85)		15.07	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.81	0.89		1.05	1.10
Expenses after expense reductions (f)	0.75	(a)	0.77	0.81	0.89		1.05	1.10
Net investment income	0.66	(a)(m)	2.62	2.09	1.20	(l)	1.71	1.73
Portfolio turnover	12	(n)	27	32	37		43	56
Net assets at end of period (000 omitted)	$3,048,826		$2,955,339	$2,331,325	$1,433,832		$26,173	$24,820

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$17.81		$16.03	$14.06	$14.49	$12.78	$12.88
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.39	$0.25	$0.27	$0.22	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		1.62	1.98	(0.45)	1.68	(0.12)
Total from investment operations	$(0.26)		$2.01	$2.23	$(0.18)	$1.90	$0.08
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.23)	$(0.26)	$(0.25)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$17.18		$17.81	$16.03	$14.06	$14.49	$12.78
Total return (%) (r)(s)(t)(x)	(1.34	)(n)	12.57	16.05	(1.15)	14.80	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.23	1.28	1.31	1.30	1.35
Expenses after expense reductions (f)	1.13	(a)	1.14	1.21	1.26	1.29	1.35
Net investment income	0.29	(a)(m)	2.22	1.62	1.96	1.47	1.47
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$2,372		$2,428	$2,105	$1,762	$1,747	$1,512

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.80		$15.14	$13.25	$13.57	$11.99	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.25	$0.12	$0.13	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.52	1.88	(0.38)	1.58	(0.10)
Total from investment operations	$(0.30)		$1.77	$2.00	$(0.25)	$1.67	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.11)	$(0.11)	$(0.07)	$(0.09)	$(0.11)
Net asset value, end of period (x)	$16.26		$16.80	$15.14	$13.25	$13.57	$11.99
Total return (%) (r)(s)(t)(x)	(1.71	)(n)	11.71	15.15	(1.84)	13.90	(0.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.98	2.03	2.06	2.04	2.10
Expenses after expense reductions (f)	1.90	(a)	1.91	1.98	2.01	2.04	2.10
Net investment income (loss)	(0.48	)(a)(m)	1.49	0.82	1.03	0.66	0.69
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$157		$192	$188	$199	$366	$461

See notes to financial statements

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$16.61		$14.98	$13.17	$13.56	$12.00	$12.12
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.23	$0.12	$0.15	$0.11	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.52	1.86	(0.41)	1.56	(0.10)
Total from investment operations	$(0.30)		$1.75	$1.98	$(0.26)	$1.67	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.12)	$(0.17)	$(0.13)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$16.06		$16.61	$14.98	$13.17	$13.56	$12.00
Total return (%) (r)(s)(t)(x)	(1.75	)(n)	11.68	15.17	(1.83)	13.89	(0.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.98	2.03	2.06	2.05	2.10
Expenses after expense reductions (f)	1.91	(a)	1.91	1.98	2.01	2.04	2.10
Net investment income (loss)	(0.48	)(a)(m)	1.43	0.81	1.19	0.81	0.76
Portfolio turnover	12	(n)	27	32	37	43	56
Net assets at end of period (000 omitted)	$1,030		$1,098	$950	$914	$906	$796

See notes to financial statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	The net investment income ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level income at such time.
(m)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,378,802,539	$—	$—	$1,378,802,539
United Kingdom	1,275,059,442	—	—	1,275,059,442
Switzerland	1,051,879,397	—	—	1,051,879,397
France	759,131,939	—	—	759,131,939
Germany	575,053,131	—	—	575,053,131
Netherlands	333,634,766	—	—	333,634,766
Hong Kong	312,771,166	—	—	312,771,166
Australia	284,776,052	—	—	284,776,052
United States	271,476,922	—	—	271,476,922
Other Countries	1,045,130,919	103,560,880	—	1,148,691,799
Mutual Funds	47,922,248	—	—	47,922,248
Total Investments	$7,335,638,521	$103,560,880	$—	$7,439,199,401
For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $91,516,067 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $30,893,421 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$103,250,534

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$6,747,238,569
Gross appreciation	1,147,910,244
Gross depreciation	(455,949,412)
Net unrealized appreciation (depreciation)	$691,960,832

As of 8/31/14
Undistributed ordinary income	172,550,010
Capital loss carryforwards	(434,460,469)
Other temporary differences	(1,322,255)
Net unrealized appreciation (depreciation)	840,786,265

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/18	$(434,460,469)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 2/28/15	Year ended 8/31/14
Class A	$26,484,236	$15,702,653
Class B	190,010	102,139
Class C	1,249,657	675,749
Class I	49,946,711	31,156,722
Class R1	61,803	23,279
Class R2	3,461,556	1,827,492
Class R3	4,609,216	2,842,760
Class R4	12,429,398	7,705,916
Class R5	74,050,172	43,174,399
Class 529A	48,384	30,527
Class 529B	2,822	1,412
Class 529C	15,559	7,486
Total	$172,549,524	$103,250,534

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $5 billion up to $10 billion and 0.55% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this management fee reduction amounted to $1,064,890, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $216,127, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.71% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,351 and $808 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,472,995
Class B	0.75%	0.25%	1.00%	1.00%	74,532
Class C	0.75%	0.25%	1.00%	1.00%	416,329
Class R1	0.75%	0.25%	1.00%	1.00%	19,276
Class R2	0.25%	0.25%	0.50%	0.50%	424,180
Class R3	—	0.25%	0.25%	0.25%	258,796
Class 529A	—	0.25%	0.25%	0.22%	2,801
Class 529B	0.75%	0.25%	1.00%	1.00%	883
Class 529C	0.75%	0.25%	1.00%	1.00%	4,967
Total Distribution and Service Fees					$2,674,759

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $4,607, $51, $52, $295, $1, and $4 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$190
Class B	6,199
Class C	4,205
Class 529B	4
Class 529C	39

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 28, 2015, this waiver amounted to $853 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2015, were as follows:

	Fee	Waiver
Class 529A	$1,120	$561
Class 529B	88	44
Class 529C	497	248
Total Program Manager Fees and Waivers	$1,705	$853

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $124,093, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,241,336.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0092% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $87 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,039 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $13,998 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $2,435, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 7,903 shares of Class R5 for an aggregate amount of $135,774.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $1,043,097,633 and $832,034,504, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,361,089	$286,706,597	11,795,045	$210,179,639
Class B	34,462	560,270	73,919	1,254,919
Class C	339,060	5,399,547	779,624	12,932,437
Class I	13,490,190	236,523,068	32,553,405	597,030,708
Class R1	21,852	344,525	48,002	787,268
Class R2	969,937	15,928,793	3,262,913	55,773,824
Class R3	1,279,062	21,378,047	4,217,815	73,822,772
Class R4	2,927,853	49,578,738	6,760,440	120,226,134
Class R5	11,303,996	189,683,439	23,987,940	423,700,354
Class 529A	11,403	191,951	20,890	363,424
Class 529B	835	13,279	2,494	41,383
Class 529C	4,285	66,886	10,025	164,945
	47,744,024	$806,375,140	83,512,512	$1,496,277,807

Shares issued to shareholders in reinvestment of distributions
Class A	1,314,652	$21,665,463	740,280	$12,917,878
Class B	9,844	156,227	5,142	86,227
Class C	43,975	682,930	21,795	358,525
Class I	2,157,499	36,699,053	1,243,827	22,388,889
Class R1	4,026	61,593	1,431	23,203
Class R2	205,523	3,282,204	101,560	1,719,409
Class R3	282,774	4,609,216	164,702	2,842,760
Class R4	747,936	12,325,993	428,261	7,473,150
Class R5	4,499,401	73,790,177	2,485,573	43,174,399
Class 529A	2,978	48,384	1,773	30,527
Class 529B	183	2,822	86	1,412
Class 529C	1,022	15,559	464	7,486
	9,269,813	$153,339,621	5,194,894	$91,023,865

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(11,000,401)	$(184,410,518)	(15,156,261)	$(270,617,354)
Class B	(183,068)	(2,981,950)	(370,599)	(6,313,790)
Class C	(592,259)	(9,394,087)	(1,085,852)	(18,135,045)
Class I	(14,246,332)	(247,843,211)	(25,510,410)	(468,165,738)
Class R1	(48,310)	(759,001)	(63,860)	(1,051,501)
Class R2	(1,397,738)	(23,027,042)	(1,589,201)	(27,401,731)
Class R3	(2,875,459)	(48,030,232)	(3,700,880)	(65,149,095)
Class R4	(5,493,806)	(92,374,361)	(5,948,182)	(105,874,108)
Class R5	(4,041,507)	(68,100,106)	(6,253,975)	(111,106,638)
Class 529A	(12,619)	(212,711)	(17,644)	(308,796)
Class 529B	(2,775)	(43,272)	(3,584)	(59,757)
Class 529C	(7,282)	(110,503)	(7,843)	(128,677)
	(39,901,556)	$(677,286,994)	(59,708,291)	$(1,074,312,230)

Net change
Class A	7,675,340	$123,961,542	(2,620,936)	$(47,519,837)
Class B	(138,762)	(2,265,453)	(291,538)	(4,972,644)
Class C	(209,224)	(3,311,610)	(284,433)	(4,844,083)
Class I	1,401,357	25,378,910	8,286,822	151,253,859
Class R1	(22,432)	(352,883)	(14,427)	(241,030)
Class R2	(222,278)	(3,816,045)	1,775,272	30,091,502
Class R3	(1,313,623)	(22,042,969)	681,637	11,516,437
Class R4	(1,818,017)	(30,469,630)	1,240,519	21,825,176
Class R5	11,761,890	195,373,510	20,219,538	355,768,115
Class 529A	1,762	27,624	5,019	85,155
Class 529B	(1,757)	(27,171)	(1,004)	(16,962)
Class 529C	(1,975)	(28,058)	2,646	43,754
	17,112,281	$282,427,767	28,999,115	$512,989,442

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 18%, 5%, 5%, 2%, and 2% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $13,340 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	102,287,398	441,403,013	(495,768,163)	47,922,248

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,126	$47,922,248

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® TECHNOLOGY FUND

SCT-SEM

MFS® TECHNOLOGY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	8.2%
Apple, Inc.	6.1%
Oracle Corp.	4.4%
Facebook, Inc., “A”	4.4%
Visa, Inc., “A”	4.4%
Hewlett-Packard Co.	3.9%
EMC Corp.	3.8%
Salesforce.com, Inc.	3.2%
MasterCard, Inc., “A”	3.2%
Priceline Group, Inc.	3.2%

Top five industries (i)
Internet	21.0%
Computer Software-Systems (s)	18.5%
Computer Software	15.1%
Electronics (s)	8.0%
Other Banks & Diversified Financials	7.6%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(s)	Includes securities sold short.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	1.30%	$1,000.00	$1,069.28	$6.67
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
B	Actual	2.05%	$1,000.00	$1,065.50	$10.50
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
C	Actual	2.05%	$1,000.00	$1,065.62	$10.50
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$1,071.11	$5.39
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.05%	$1,000.00	$1,065.74	$10.50
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
R2	Actual	1.55%	$1,000.00	$1,068.15	$7.95
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$1,069.73	$6.67
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$1,070.76	$5.39
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R5	Actual	0.96%	$1,000.00	$1,071.78	$4.93
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.04% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
Issuer	Shares/Par	Value ($)

Broadcasting - 5.1%
Discovery Communications, Inc., “C” (a)	72,447	$2,210,355
Time Warner, Inc.	83,372	6,824,832
Twenty-First Century Fox, Inc.	196,395	6,873,825
Walt Disney Co.	12,939	1,346,691

		$17,255,703
Brokerage & Asset Managers - 1.3%
Allied Minds PLC (a)	299,737	$2,753,358
Intercontinental Exchange, Inc.	7,233	1,702,359

		$4,455,717
Business Services - 6.7%
Accenture PLC, “A”	25,197	$2,268,486
Cognizant Technology Solutions Corp., “A” (a)	73,411	4,587,086
Equifax, Inc.	17,132	1,599,615
Fidelity National Information Services, Inc.	59,715	4,036,137
FleetCor Technologies, Inc. (a)	19,097	2,930,053
Gartner, Inc. (a)	28,023	2,328,992
Global Payments, Inc.	25,092	2,304,951
IHS, Inc., “A” (a)	8,479	996,537
Wex, Inc. (a)	17,899	1,915,014

		$22,966,871
Cable TV - 0.3%
Time Warner Cable, Inc.	6,730	$1,036,757

Computer Software - 15.3%
Adobe Systems, Inc. (a)	73,526	$5,815,907
Intuit, Inc.	31,632	3,088,232
Microsoft Corp.	228,925	10,038,361
Oracle Corp.	346,214	15,171,097
Qlik Technologies, Inc. (a)	67,260	2,181,914
Red Hat, Inc. (a)	67,739	4,682,120
Salesforce.com, Inc. (a)	158,924	11,026,147

		$52,003,778
Computer Software - Systems - 18.4%
Apple, Inc. (s)	161,490	$20,745,005
Benefitfocus, Inc. (a)(l)	15,488	504,289
CDW Corp.	79,824	3,003,777

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
EMC Corp.	442,153	$12,795,908
Guidewire Software, Inc. (a)	35,270	1,963,128
Hewlett-Packard Co. (s)	384,614	13,399,952
Hortonworks, Inc. (a)	44,207	1,018,087
Kinaxis, Inc. (a)	43,895	877,479
Qualys, Inc. (a)	38,960	1,793,329
Sabre Corp.	45,361	987,055
ServiceNow, Inc. (a)	25,799	1,967,432
SS&C Technologies Holdings, Inc.	35,570	2,158,388
Vantiv, Inc., “A” (a)	39,838	1,473,608

		$62,687,437
Consumer Services - 3.2%
Priceline Group, Inc. (a)	8,732	$10,805,675

Electrical Equipment - 2.3%
Amphenol Corp., “A”	60,056	$3,390,762
TE Connectivity Ltd.	59,218	4,271,394

		$7,662,156
Electronics - 8.4%
Altera Corp.	102,399	$3,789,787
Avago Technologies Ltd.	17,428	2,224,161
Broadcom Corp., “A”	121,748	5,506,662
Cypress Semiconductor Corp.	125,062	1,844,665
JDS Uniphase Corp. (a)	332,171	4,573,995
Mellanox Technologies Ltd. (a)	43,580	2,076,151
Microchip Technology, Inc.	170,985	8,766,401

		$28,781,822
Entertainment - 0.6%
AMC Networks, Inc., “A” (a)	28,103	$2,023,978

Internet - 21.0%
Alibaba Group Holding Ltd., ADR (a)	17,098	$1,455,382
eBay, Inc. (a)	73,263	4,242,660
Facebook, Inc., “A “ (a)	191,696	15,138,233
Google, Inc., “A” (a)(s)	49,564	27,886,193
Google, Inc., “C” (a)	4,550	2,540,720
LinkedIn Corp., “A” (a)	22,189	5,928,901
Twitter, Inc. (a)	79,512	3,822,937
Yahoo!, Inc. (a)	198,874	8,806,141
Yelp, Inc. (a)	38,193	1,833,264

		$71,654,431

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 3.8%
Cisco Systems, Inc.	286,903	$8,466,508
Juniper Networks, Inc.	85,719	2,049,541
Qualcomm, Inc.	33,317	2,415,816

		$12,931,865
Other Banks & Diversified Financials - 7.6%
MasterCard, Inc., “A”	121,558	$10,956,023
Visa, Inc., “A”	55,649	15,098,130

		$26,054,153
Specialty Stores - 2.9%
Amazon.com, Inc. (a)	26,422	$10,044,588

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	26,972	$2,674,004
SBA Communications Corp. (a)	12,410	1,547,651

		$4,221,655
Total Common Stocks (Identified Cost, $222,749,590)		$334,586,586

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	361,792	$361,792

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
Computer Software - 0.0%
Commvault Systems Inc. - July 2015 @ $50	150	$67,500

Electronics - 0.0%
3d Systems Corp. - March 2015 @ $33	180	$51,840

Entertainment - 0.1%
Dreamworks Animation SKG Inc. - September 2015 @ $25	160	$80,000
Total Put Options Purchased (Premiums Paid, $268,713)		$199,340

Issuer	Shares/Par
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	5,776,075	$5,776,075
Total Investments (Identified Cost, $229,156,170)		$340,923,793

7

Portfolio of Investments (unaudited) – continued

Call Options Written - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Computer Software - Systems - 0.0%
Hewlett-Packard Co. - March 2015 @ $36	(402)	$(11,658)
Hewlett-Packard Co. - March 2015 @ $41	(354)	(708)
Total Call Options Written (Premiums Received, $16,468)		$(12,366)

Put Options Written - (0.1)%
Computer Software - Systems - (0.1)%
Apple Inc. - March 2015 @ $118	(393)	$(22,008)
Apple Inc. - March 2015 @ $125	(236)	(45,312)
Benefitfocus Inc. - March 2015 @ $30	(369)	(31,365)
Hewlett-Packard Co. - March 2015 @ $35	(221)	(19,448)
Splunk Inc. - March 2015 @ $54	(98)	(2,940)

		$(121,073)
Electronics - 0.0%
Avago Technologies Ltd. - March 2015 @ $115	(120)	$(6,000)
Avago Technologies Ltd. - March 2015 @ $120	(105)	(12,600)
Avago Technologies Ltd. - March 2015 @ $95	(121)	(22,748)

		$(41,348)
Network & Telecom - 0.0%
Cisco Systems Inc. - March 2015 @ $29	(516)	$(13,932)
Total Put Options Written (Premiums Received, $118,945)		$(176,353)

Issuer	Shares/Par
Securities Sold Short - (0.9)%
Computer Software - Systems - (0.4)%
Arrow Electronics, Inc. (a)	(24,400)	$(1,511,824)

Electronics - (0.5)%
Linear Technology Corp.	(35,500)	$(1,710,568)
Total Securities Sold Short (Proceeds Received, $2,833,769)		$(3,222,392)

Other Assets, Less Liabilities - 1.0%		3,445,784
Net Assets - 100.0%		$340,958,466

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

8

Portfolio of Investments (unaudited) – continued

At February 28, 2015, the fund had cash collateral of $830,323 and other liquid securities with an aggregate value of $7,262,366 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See notes to financial statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $223,380,095)	$335,147,718
Underlying affiliated funds, at cost and value	5,776,075
Total investments, at value, including $368,123 of securities on loan (identified cost, $229,156,170)	$340,923,793
Deposits with brokers	830,323
Receivables for
Premiums on options written	8,004
Investments sold	5,642,956
Fund shares sold	768,341
Interest and dividends	288,376
Other assets	1,959
Total assets	$348,463,752
Liabilities
Payables for
Securities sold short, at value (proceeds received, $2,833,769)	$3,222,392
Investments purchased	3,274,194
Fund shares reacquired	299,093
Written options outstanding, at value (premiums received, $135,413)	188,719
Collateral for securities loaned, at value	361,792
Payable to affiliates
Investment adviser	19,770
Shareholder servicing costs	117,085
Distribution and service fees	9,120
Payable for independent Trustees’ compensation	1,040
Accrued expenses and other liabilities	12,081
Total liabilities	$7,505,286
Net assets	$340,958,466
Net assets consist of
Paid-in capital	$222,357,955
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	111,324,861
Accumulated net realized gain (loss) on investments and foreign currency	8,195,937
Accumulated net investment loss	(920,287)
Net assets	$340,958,466
Shares of beneficial interest outstanding	13,675,980

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$191,700,305	7,585,284	$25.27
Class B	18,398,075	808,369	22.76
Class C	41,140,586	1,810,956	22.72
Class I	50,258,290	1,888,804	26.61
Class R1	2,329,143	102,714	22.68
Class R2	18,345,243	751,326	24.42
Class R3	10,072,342	398,671	25.26
Class R4	3,073,871	118,323	25.98
Class R5	5,640,611	211,533	26.67

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.81 [100 / 94.25 x $25.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See notes to financial statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$1,242,855
Interest	7,559
Dividends from underlying affiliated funds	5,470
Total investment income	$1,255,884
Expenses
Management fee	$1,157,236
Distribution and service fees	553,873
Shareholder servicing costs	254,091
Administrative services fee	29,716
Independent Trustees’ compensation	4,703
Custodian fee	19,572
Shareholder communications	19,365
Audit and tax fees	27,705
Legal fees	1,260
Dividend and interest expense on securities sold short	55,484
Miscellaneous	66,751
Total expenses	$2,189,756
Fees paid indirectly	(50)
Reduction of expenses by investment adviser and distributor	(14,677)
Net expenses	$2,175,029
Net investment loss	$(919,145)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,446,587
Written options	79,525
Securities sold short	(8,562)
Foreign currency	(651)
Net realized gain (loss) on investments and foreign currency	$10,516,899
Change in unrealized appreciation (depreciation)
Investments	$12,555,702
Written options	(60,739)
Securities sold short	(174,392)
Translation of assets and liabilities in foreign currencies	(895)
Net unrealized gain (loss) on investments and foreign currency translation	$12,319,676
Net realized and unrealized gain (loss) on investments and foreign currency	$22,836,575
Change in net assets from operations	$21,917,430

See notes to financial statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment loss	$(919,145)	$(1,913,552)
Net realized gain (loss) on investments and foreign currency	10,516,899	18,225,243
Net unrealized gain (loss) on investments and foreign currency translation	12,319,676	44,993,780
Change in net assets from operations	$21,917,430	$61,305,471
Distributions declared to shareholders
From net realized gain on investments	$(10,909,819)	$—
Change in net assets from fund share transactions	$32,770,089	$(1,601,290)
Total change in net assets	$43,777,700	$59,704,181
Net assets
At beginning of period	297,180,766	237,476,585
At end of period (including accumulated net investment loss of $920,287 and $1,142, respectively)	$340,958,466	$297,180,766

See notes to financial statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$24.47		$19.41	$16.80	$14.50	$11.80	$11.06
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.13)	$(0.12)	$(0.17)	$(0.09)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		5.19	2.73	2.47	2.79	0.85
Total from investment operations	$1.65		$5.06	$2.61	$2.30	$2.70	$0.74
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$25.27		$24.47	$19.41	$16.80	$14.50	$11.80
Total return (%) (r)(s)(t)(x)	6.93	(n)	26.07	15.54	15.86	22.88	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.33	1.55	1.45	1.52	1.63
Expenses after expense reductions (f)	1.30	(a)	1.32	1.54	1.45	1.52	1.57
Net investment loss	(0.49	)(a)	(0.58)	(0.70)	(1.08)	(0.61)	(0.91)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$191,700		$171,020	$141,147	$143,595	$96,785	$82,976
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.26	(a)	1.28	1.36	1.38	1.43	1.53

See notes to financial statements

14

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.20		$17.75	$15.48	$13.45	$11.03	$10.42
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.27)	$(0.23)	$(0.27)	$(0.18)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		4.72	2.50	2.30	2.60	0.80
Total from investment operations	$1.41		$4.45	$2.27	$2.03	$2.42	$0.61
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$22.76		$22.20	$17.75	$15.48	$13.45	$11.03
Total return (%) (r)(s)(t)(x)	6.55	(n)	25.07	14.66	15.09	21.94	5.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.08	2.30	2.20	2.27	2.37
Expenses after expense reductions (f)	2.05	(a)	2.07	2.29	2.20	2.27	2.32
Net investment loss	(1.24	)(a)	(1.34)	(1.44)	(1.83)	(1.35)	(1.66)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$18,398		$16,190	$13,009	$12,911	$11,365	$11,849
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.02	(a)	2.03	2.12	2.13	2.18	2.27

See notes to financial statements

15

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$22.16		$17.71	$15.45	$13.43	$11.01	$10.40
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.28)	$(0.24)	$(0.27)	$(0.19)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		4.73	2.50	2.29	2.61	0.80
Total from investment operations	$1.41		$4.45	$2.26	$2.02	$2.42	$0.61
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$22.72		$22.16	$17.71	$15.45	$13.43	$11.01
Total return (%) (r)(s)(t)(x)	6.56	(n)	25.13	14.63	15.04	21.98	5.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.07	2.30	2.20	2.27	2.38
Expenses after expense reductions (f)	2.05	(a)	2.07	2.30	2.20	2.27	2.33
Net investment loss	(1.24	)(a)	(1.34)	(1.45)	(1.83)	(1.37)	(1.66)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$41,141		$35,998	$25,026	$23,940	$19,251	$16,858
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.02	(a)	2.03	2.12	2.13	2.18	2.28

See notes to financial statements

16

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class I			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$25.69		$20.33	$17.56	$15.11	$12.26	$11.47
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.08)	$(0.08)	$(0.14)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		5.44	2.85	2.59	2.91	0.87
Total from investment operations	$1.77		$5.36	$2.77	$2.45	$2.85	$0.79
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$26.61		$25.69	$20.33	$17.56	$15.11	$12.26
Total return (%) (r)(s)(x)	7.07	(n)	26.36	15.77	16.21	23.25	6.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.08	1.30	1.20	1.27	1.38
Expenses after expense reductions (f)	1.05	(a)	1.07	1.30	1.20	1.27	1.33
Net investment loss	(0.24	)(a)	(0.35)	(0.45)	(0.83)	(0.38)	(0.66)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$50,258		$40,359	$30,615	$21,898	$10,833	$8,873
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.02	(a)	1.04	1.12	1.12	1.18	1.29

See notes to financial statements

17

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class R1			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$22.12		$17.68	$15.42	$13.41	$10.99	$10.39
Income (loss) from investment operations
Net investment loss (d)	$(0.13)		$(0.27)	$(0.23)	$(0.26)	$(0.19)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	1.54		4.71	2.49	2.27	2.61	0.79
Total from investment operations	$1.41		$4.44	$2.26	$2.01	$2.42	$0.60
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$22.68		$22.12	$17.68	$15.42	$13.41	$10.99
Total return (%) (r)(s)(x)	6.57	(n)	25.11	14.66	14.99	22.02	5.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.08	2.30	2.21	2.27	2.38
Expenses after expense reductions (f)	2.05	(a)	2.07	2.30	2.21	2.27	2.32
Net investment loss	(1.24	)(a)	(1.34)	(1.45)	(1.82)	(1.39)	(1.66)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$2,329		$2,033	$1,542	$1,666	$1,831	$1,421
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.02	(a)	2.04	2.12	2.13	2.18	2.28

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class R2			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$23.70		$18.85	$16.36	$14.15	$11.54	$10.85
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.18)	$(0.16)	$(0.20)	$(0.12)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	1.66		5.03	2.65	2.41	2.73	0.83
Total from investment operations	$1.57		$4.85	$2.49	$2.21	$2.61	$0.69
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$24.42		$23.70	$18.85	$16.36	$14.15	$11.54
Total return (%) (r)(s)(x)	6.81	(n)	25.73	15.22	15.62	22.62	6.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.58	1.79	1.70	1.77	1.87
Expenses after expense reductions (f)	1.55	(a)	1.58	1.79	1.70	1.77	1.82
Net investment loss	(0.74	)(a)	(0.83)	(0.94)	(1.33)	(0.87)	(1.16)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$18,345		$17,123	$15,890	$17,748	$15,911	$13,501
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.52		1.54	1.62	1.63	1.68	1.78

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class R3			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$24.46		$19.41	$16.80	$14.49	$11.79	$11.06
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.13)	$(0.12)	$(0.17)	$(0.09)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	1.71		5.18	2.73	2.48	2.79	0.84
Total from investment operations	$1.65		$5.05	$2.61	$2.31	$2.70	$0.73
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$25.26		$24.46	$19.41	$16.80	$14.49	$11.79
Total return (%) (r)(s)(x)	6.93	(n)	26.02	15.54	15.94	22.90	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.33	1.55	1.45	1.52	1.62
Expenses after expense reductions (f)	1.30	(a)	1.32	1.55	1.45	1.52	1.58
Net investment loss	(0.49	)(a)	(0.59)	(0.70)	(1.08)	(0.63)	(0.90)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$10,072		$10,626	$8,863	$8,720	$5,949	$4,589
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.27	(a)	1.29	1.37	1.38	1.43	1.53

See notes to financial statements

20

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class R4			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$25.10		$19.86	$17.15	$14.76	$11.98	$11.21
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.08)	$(0.08)	$(0.14)	$(0.05)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		5.32	2.79	2.53	2.83	0.85
Total from investment operations	$1.73		$5.24	$2.71	$2.39	$2.78	$0.77
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—	$—	$—	$—
Net asset value, end of period (x)	$25.98		$25.10	$19.86	$17.15	$14.76	$11.98
Total return (%) (r)(s)(x)	7.08	(n)	26.38	15.80	16.19	23.21	6.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.07	1.29	1.20	1.26	1.39
Expenses after expense reductions (f)	1.05	(a)	1.07	1.29	1.20	1.26	1.36
Net investment loss	(0.26	)(a)	(0.34)	(0.45)	(0.84)	(0.32)	(0.65)
Portfolio turnover	19	(n)	38	54	68	106	182
Net assets at end of period (000 omitted)	$3,074		$1,403	$1,269	$823	$368	$445
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.02	(a)	1.04	1.12	1.12	1.17	1.31

See notes to financial statements

21

Financial Highlights – continued

	Six months ended 2/28/15		Years ended 8/31
Class R5			2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$25.73		$20.34	$17.68
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		5.46	2.70
Total from investment operations	$1.79		$5.39	$2.66
Less distributions declared to shareholders
From net realized gain on investments	$(0.85)		$—	$—
Net asset value, end of period (x)	$26.67		$25.73	$20.34
Total return (%) (r)(s)(x)	7.14	(n)	26.50	15.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.97	1.13	(a)
Expenses after expense reductions (f)	0.96	(a)	0.96	1.13	(a)
Net investment income (loss)	(0.14	)(a)	(0.28)	(0.35	)(a)
Portfolio turnover	19	(n)	38	54
Net assets at end of period (000 omitted)	$5,641		$2,429	$116
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	0.95	1.01	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’s inception, January 2, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See notes to financial statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

23

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

24

Notes to Financial Statements (unaudited) – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$329,552,207	$147,500	$—	$329,699,707
United Kingdom	2,753,358	—	—	2,753,358
China	1,455,382	—	—	1,455,382
Canada	877,479	—	—	877,479
Mutual Funds	6,137,867	—	—	6,137,867
Total Investments	$340,776,293	$147,500	$—	$340,923,793
Short Sales	$(3,222,392)	$—	$—	$(3,222,392)

Other Financial Instruments
Written Options	$(185,779)	$(2,940)	$—	$(188,719)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

25

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$199,340	$—
Equity	Written Equity Options	—	(188,719)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$415,538	$79,525

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended February 28, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$217,317	$(60,739)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

26

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the

27

Notes to Financial Statements (unaudited) – continued

written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended February 28, 2015:

	Number of contracts	Premiums received
Outstanding, beginning of period	936	$39,852
Options written	29,320	1,360,176
Options closed	(5,501)	(391,658)
Options exercised	(1,472)	(68,042)
Options expired	(20,348)	(804,915)
Outstanding, end of period	2,935	$135,413

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses

28

Notes to Financial Statements (unaudited) – continued

from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2015, this expense amounted to $55,484. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $368,123 and a related liability of $361,792 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The value of the fund’s securities on loan net of the related collateral is $6,331 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash

29

Notes to Financial Statements (unaudited) – continued

are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended August 31, 2014.

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$229,651,024
Gross appreciation	112,162,461
Gross depreciation	(889,692)
Net unrealized appreciation (depreciation)	$111,272,769

As of 8/31/14
Undistributed ordinary income	$260,665
Undistributed long-term capital gain	10,649,055
Other temporary differences	(2,033,887)
Net unrealized appreciation (depreciation)	98,717,067

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14
Class A	$6,168,354	$—
Class B	639,076	—
Class C	1,427,980	—
Class I	1,439,815	—
Class R1	76,932	—
Class R2	619,660	—
Class R3	328,090	—
Class R4	92,251	—
Class R5	117,661	—
Total	$10,909,819	$—
(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

31

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $9,440, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $46,904 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$219,876
Class B	0.75%	0.25%	1.00%	1.00%	82,865
Class C	0.75%	0.25%	1.00%	1.00%	185,485
Class R1	0.75%	0.25%	1.00%	1.00%	10,157
Class R2	0.25%	0.25%	0.50%	0.50%	42,972
Class R3	—	0.25%	0.25%	0.25%	12,518
Total Distribution and Service Fees					$553,873

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $4,875, $101, and $162, for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

32

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$1,028
Class B	6,064
Class C	3,732

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $62,741, which equated to 0.0406% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $191,350.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $87 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,034 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the

33

Notes to Financial Statements (unaudited) – continued

provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $579 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $99, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 13,238 shares of Class R4 for an aggregate amount of $274,821.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $84,988,058 and $57,123,587, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,075,600	$26,004,805	1,925,678	$43,258,626
Class B	119,366	2,610,615	156,272	3,221,334
Class C	230,732	5,038,653	437,949	9,054,054
Class I	513,116	13,037,927	684,731	16,296,362
Class R1	22,141	480,649	58,654	1,191,202
Class R2	110,612	2,586,136	268,302	5,825,941
Class R3	60,102	1,451,178	185,343	4,130,801
Class R4	66,712	1,700,723	36,448	830,516
Class R5	128,850	3,311,248	97,026	2,314,761
	2,327,231	$56,221,934	3,850,403	$86,123,597

Shares issued to shareholders in reinvestment of distributions
Class A	247,815	$5,935,159	—	$—
Class B	28,581	617,360	—	—
Class C	55,394	1,194,300	—	—
Class I	40,833	1,028,984	—	—
Class R1	3,575	76,932	—	—
Class R2	26,342	609,819	—	—
Class R3	13,705	328,090	—	—
Class R4	3,750	92,251	—	—
Class R5	4,660	117,661	—	—
	424,655	$10,000,556	—	$—

Shares reacquired
Class A	(727,714)	$(17,600,345)	(2,207,242)	$(49,633,349)
Class B	(68,860)	(1,507,081)	(160,079)	(3,283,048)
Class C	(99,610)	(2,181,489)	(226,224)	(4,601,607)
Class I	(236,384)	(6,008,300)	(619,451)	(14,855,590)
Class R1	(14,916)	(327,027)	(53,964)	(1,115,740)
Class R2	(108,201)	(2,531,920)	(388,747)	(8,456,797)
Class R3	(109,541)	(2,678,957)	(207,625)	(4,585,001)
Class R4	(8,027)	(199,277)	(44,430)	(988,142)
Class R5	(16,384)	(418,005)	(8,330)	(205,613)
	(1,389,637)	$(33,452,401)	(3,916,092)	$(87,724,887)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	595,701	$14,339,619	(281,564)	$(6,374,723)
Class B	79,087	1,720,894	(3,807)	(61,714)
Class C	186,516	4,051,464	211,725	4,452,447
Class I	317,565	8,058,611	65,280	1,440,772
Class R1	10,800	230,554	4,690	75,462
Class R2	28,753	664,035	(120,445)	(2,630,856)
Class R3	(35,734)	(899,689)	(22,282)	(454,200)
Class R4	62,435	1,593,697	(7,982)	(157,626)
Class R5	117,126	3,010,904	88,696	2,109,148
	1,362,249	$32,770,089	(65,689)	$(1,601,290)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $520 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,667,042	35,678,075	(41,579,042)	5,776,075

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,470	$5,776,075

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® U.S. GOVERNMENT CASH RESERVE FUND

LMM-SEM

MFS® U.S. GOVERNMENT CASH RESERVE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	17.4%
A-1	82.7%
Not Rated	0.0%
Other Assets Less Liabilities	(0.1)%

Maturity breakdown (u)
0 - 7 days	22.0%
8 - 29 days	15.9%
30 - 59 days	43.4%
60 - 89 days	8.2%
90 - 365 days	10.6%
Other Assets Less Liabilities	(0.1)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
B	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
C	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
R1	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
R2	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
R3	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
R4	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
529A	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
529B	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30
529C	Actual	0.06%	$1,000.00	$1,000.00	$0.30
	Hypothetical (h)	0.06%	$1,000.00	$1,024.50	$0.30

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 98.4%
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.07%, due 3/03/15	$572,000	$571,998
Federal Home Loan Bank, 0.05%, due 3/02/15	4,857,000	4,856,993
Federal Home Loan Bank, 0.04%, due 3/03/15	13,000,000	12,999,971
Federal Home Loan Bank, 0.01%, due 3/04/15	34,740,000	34,739,896
Federal Home Loan Bank, 0.06%, due 3/04/15	7,948,000	7,947,960
Federal Home Loan Bank, 0.01%, due 3/09/15	6,116,000	6,115,959
Federal Home Loan Bank, 0.01%, due 3/11/15	17,419,000	17,418,794
Federal Home Loan Bank, 0.01%, due 3/18/15	13,272,000	13,271,718
Federal Home Loan Bank, 0.01%, due 3/20/15	5,925,000	5,924,878
Federal Home Loan Bank, 0.01%, due 3/25/15	5,800,000	5,799,859
Federal Home Loan Bank, 0.01%, due 3/27/15	1,000,000	999,968
Federal Home Loan Bank, 0.01%, due 4/01/15	28,108,000	28,106,669
Federal Home Loan Bank, 0.075%, due 4/01/15	13,500,000	13,499,128
Federal Home Loan Bank, 0.01%, due 4/06/15	16,900,000	16,898,929
Federal Home Loan Bank, 0.08%, due 4/06/15	13,000,000	12,998,960
Federal Home Loan Bank, 0.01%, due 4/08/15	12,670,000	12,669,131
Federal Home Loan Bank, 0.01%, due 4/10/15	17,888,000	17,886,807
Federal Home Loan Bank, 0.09%, due 4/10/15	5,000,000	4,999,500
Federal Home Loan Bank, 0.01%, due 4/15/15	11,094,000	11,093,168
Federal Home Loan Bank, 0.01%, due 4/20/15	2,001,000	2,000,819
Federal Home Loan Bank, 0.09%, due 4/24/15	7,031,000	7,030,051
Federal Home Loan Bank, 0.01%, due 4/29/15	12,515,000	12,513,769
Freddie Mac, 0.05%, due 3/03/15	2,300,000	2,299,994
U.S. Treasury Bill, 0.045%, due 4/02/15	5,000,000	4,999,800
U.S. Treasury Bill, 0.01%, due 4/23/15	3,018,000	3,017,967
U.S. Treasury Bill, 0.03%, due 5/07/15	2,661,000	2,660,851
U.S. Treasury Bill, 0.053%, due 5/07/15	10,330,000	10,328,991
U.S. Treasury Bill, 0.09%, due 7/09/15	13,045,000	13,040,760
U.S. Treasury Bill, 0.108%, due 7/23/15	7,000,000	6,996,976
U.S. Treasury Bill, 0.275%, due 1/07/16	13,060,000	13,028,874
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$306,719,138

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 1.7%
Issuer	Shares/Par	Value ($)

Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.05%, dated 2/27/15, due 3/02/15, total to be received $5,298,022 (secured by U.S. Treasury and Federal Agency obligations valued at $5,403,970 in a jointly traded account), at Cost and Value	$5,298,000	$5,298,000
Total Investments, at Amortized Cost and Value		$312,017,138

Other Assets, Less Liabilities - (0.1)%		(235,201)
Net Assets - 100.0%		$311,781,937

(y)	The rate shown represents an annualized yield at time of purchase.

See notes to financial statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$312,017,138
Cash	857
Receivables for
Fund shares sold	845,042
Interest	15
Receivable from investment adviser and distributor	109,500
Other assets	1,983
Total assets	$312,974,535
Liabilities
Payable for fund shares reacquired	$1,004,581
Payable to affiliate for shareholder servicing costs	166,484
Payable for independent Trustees’ compensation	10,472
Accrued expenses and other liabilities	11,061
Total liabilities	$1,192,598
Net assets	$311,781,937
Net assets consist of
Paid-in capital	$312,001,952
Accumulated net realized gain (loss) on investments	(207,393)
Accumulated net investment loss	(12,622)
Net assets	$311,781,937
Shares of beneficial interest outstanding	312,011,941

7

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share
Class A	$114,996,394	115,079,694	$1.00
Class B	19,574,985	19,591,852	1.00
Class C	39,470,890	39,499,544	1.00
Class R1	15,733,389	15,745,042	1.00
Class R2	55,350,624	55,391,509	1.00
Class R3	46,837,060	46,871,769	1.00
Class R4	2,887,299	2,889,451	1.00
Class 529A	10,692,526	10,699,936	1.00
Class 529B	557,400	557,856	1.00
Class 529C	5,681,370	5,685,288	1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes R1, R2, R3, R4, and 529A.

See notes to financial statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$98,848
Expenses
Management fee	$655,056
Distribution and service fees	802,937
Program manager fees	8,573
Shareholder servicing costs	306,069
Administrative services fee	31,269
Independent Trustees’ compensation	5,132
Custodian fee	17,691
Shareholder communications	12,176
Audit and tax fees	17,528
Legal fees	1,785
Miscellaneous	62,026
Total expenses	$1,920,242
Fees paid indirectly	(170)
Reduction of expenses by investment adviser and distributor	(1,821,224)
Net expenses	$98,848
Net investment income	$0
Change in net assets from operations	$0

See notes to financial statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/15 (unaudited)	Year ended 8/31/14
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	0	315
Change in net assets from operations	$0	$315
Change in net assets from fund share transactions	$(30,383,964)	$(70,967,905)
Total change in net assets	$(30,383,964)	$(70,967,590)
Net assets
At beginning of period	342,165,901	413,133,491
At end of period (including accumulated net investment loss of $12,622 and $12,622, respectively)	$311,781,937	$342,165,901

See notes to financial statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—		—	—	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.90		0.93	0.93	0.94		0.85
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00	(w)	0.00	(w)
Net assets at end of period (000 omitted)	$114,996		$124,550		$145,062	$126,283	$153,634		$141,832

See notes to financial statements

11

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.65		1.68	1.68	1.69		1.69
Expenses after expense reductions (f)	0.06	(a)	0.10		0.15	0.12	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00	(w)	0.00	(w)
Net assets at end of period (000 omitted)	$19,575		$22,982		$30,833	$35,098	$50,379		$66,601

See notes to financial statements

12

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.65		1.68	1.68	1.69		1.69
Expenses after expense reductions (f)	0.06	(a)	0.10		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$39,471		$45,662		$58,363	$49,851	$61,943		$50,196

See notes to financial statements

13

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.65		1.68	1.68	1.69		1.69
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$15,733		$16,819		$21,080	$24,361	$28,705		$30,233

See notes to financial statements

14

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.15		1.18	1.18	1.19		1.19
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$55,351		$57,634		$74,406	$83,723	$104,130		$109,362

See notes to financial statements

15

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.90		0.93	0.93	0.94		0.94
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$46,837		$53,916		$64,925	$79,029	$85,602		$90.331

See notes to financial statements

16

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)
From tax return of capital	—		—		—	—	(0.00	)(w)	(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$(0.00	)(w)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.65		0.68	0.69	0.69		0.68
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.12	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00	(w)	0.00	(w)
Net assets at end of period (000 omitted)	$2,887		$2,907		$820	$810	$5,743		$6,172

See notes to financial statements

17

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529A			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.00		1.03	1.03	1.04		1.03
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$10,693		$10,927		$10,897	$10,330	$9,710		$9,919

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529B			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.75		1.78	1.78	1.79		1.79
Expenses after expense reductions (f)	0.06	(a)	0.10		0.15	0.12	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$557		$531		$676	$665	$1,073		$1,613

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529C			2014		2013	2012	2011		2010

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00		$0.00	$0.00	$0.00		$0.00	(w)
Net realized and unrealized gain (loss) on investments	—		0.00	(w)	—	—	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.00		$0.00	(w)	$0.00	$0.00	$(0.00	)(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—		$(0.00	)(w)
From tax return of capital	—		—		—	—	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$—		$—	$—	$—		$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total return (%) (r)(t)	0.00	(n)	0.00	(w)	0.00	0.00	0.00	(w)	0.00	(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.75		1.78	1.78	1.79		1.78
Expenses after expense reductions (f)	0.06	(a)	0.09		0.15	0.13	0.20		0.27
Net investment income	0.00	(a)	0.00		0.00	0.00	0.00		0.00	(w)
Net assets at end of period (000 omitted)	$5,681		$6,240		$6,072	$5,020	$5,525		$6,224

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See notes to financial statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to its money market fund regulations. At this time, management is evaluating the potential implications of the changes.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

21

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$312,017,138	$—	$312,017,138

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end, the fund had investments in repurchase agreements with a gross value of $5,298,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

22

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2014, there were no significant adjustments due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended August 31, 2014.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$312,017,138

As of 8/31/14
Capital loss carryforwards	(207,393)
Late year ordinary loss deferral	(1,253)
Other temporary differences	(11,369)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

23

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/15	$(14)
8/31/16	(22,989)
8/31/17	(184,390)
Total	$(207,393)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

During the six months ended February 28, 2015, MFS voluntarily waived receipt of $645,073 of the fund’s management fee in order to avoid a negative yield. This amount, for the six months ended February 28, 2015, is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $9,983, which is included in the reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2015, these waivers had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.

In order to avoid a negative yield for the six months ended February 28, 2015, MFS voluntarily agreed to reduce certain other expenses in the amount of $354,544, which is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Distributor – The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$149,538
Class B	0.75%	0.25%	1.00%	0.00%	108,325
Class C	0.75%	0.25%	1.00%	0.00%	212,842
Class R1	0.75%	0.25%	1.00%	0.00%	81,282
Class R2	0.25%	0.25%	0.50%	0.00%	141,834
Class R3	—	0.25%	0.25%	0.00%	63,337
Class 529A	—	0.25%	0.25%	0.00%	13,314
Class 529B	0.75%	0.25%	1.00%	0.00%	2,826
Class 529C	0.75%	0.25%	1.00%	0.00%	29,639
Total Distribution and Service Fees					$802,937

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has agreed in writing to waive the Class A and Class 529A service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2015. These reductions, for the six months ended February 28, 2015, for Class A and Class 529A amounted to $149,538 and $13,314, respectively, and are included in the reduction of total expenses in the Statement of Operations. During the six months ended February 28, 2015, MFD also voluntarily waived a receipt of $640,085 of the fund’s distribution and service fees to ensure the fund avoids a negative yield for Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares. This amount is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B

25

Notes to Financial Statements (unaudited) – continued

and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$63
Class B	33,128
Class C	6,960
Class 529B	—
Class 529C	96

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six month’s ended February 28, 2015, this waiver amounted to $4,286 and is included in the reduction of total expenses in the Statement of Operations. In addition, MFS voluntarily waived receipt of $4,286 of the fund’s program manager fees in order to avoid a negative yield for Class 529A, Class 529B, and Class 529C shares. This amount, for the six months ended February 28, 2015, is included in the reduction of total expenses in the Statement of Operations. This voluntary waiver had the effect of reducing the program manager fee by 0.05% of average daily net assets attributable to Class 529A, Class 529B, and Class 529C shares on an annualized basis. The program manager fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2015, were as follows:

	Fee	Waiver
Class 529A	$5,325	$5,325
Class 529B	283	283
Class 529C	2,964	2,964
Total Program Manager Fees and Waivers	$8,572	$8,572

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $100,766, which equated to 0.0615% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For

26

Notes to Financial Statements (unaudited) – continued

the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $205,303.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0191% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $505 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $10,466 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $658 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $115, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

27

Notes to Financial Statements (unaudited) – continued

On October 9, 2013, MFS purchased 2,600,000 shares of Class R4 for an aggregate amount of $2,600,000. At February 28, 2015, MFS held approximately 90% of the outstanding shares of Class R4.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	23,330,963	$23,330,966	68,204,993	$68,204,998
Class B	4,313,284	4,313,285	10,789,946	10,789,945
Class C	12,574,073	12,574,073	34,883,605	34,883,605
Class R1	3,027,547	3,027,547	5,104,049	5,104,049
Class R2	6,261,268	6,261,267	14,432,020	14,432,021
Class R3	5,355,954	5,355,954	25,816,000	25,816,000
Class R4	194,885	194,884	2,901,681	2,901,681
Class 529A	2,084,464	2,084,464	4,546,774	4,546,774
Class 529B	112,240	112,240	329,642	329,642
Class 529C	1,232,966	1,232,965	3,360,364	3,360,364
	58,487,644	$58,487,645	170,369,074	$170,369,079

Shares reacquired
Class A	(32,872,208)	$(32,872,208)	(88,717,004)	$(88,717,004)
Class B	(7,750,155)	(7,750,157)	(18,641,374)	(18,641,379)
Class C	(18,765,811)	(18,765,811)	(47,585,499)	(47,585,499)
Class R1	(4,110,841)	(4,110,841)	(9,365,466)	(9,365,466)
Class R2	(8,540,560)	(8,540,560)	(31,204,212)	(31,204,212)
Class R3	(12,430,925)	(12,430,925)	(36,824,742)	(36,824,742)
Class R4	(214,137)	(214,137)	(814,201)	(814,201)
Class 529A	(2,312,867)	(2,312,867)	(4,517,477)	(4,517,477)
Class 529B	(85,392)	(85,392)	(474,489)	(474,490)
Class 529C	(1,788,711)	(1,788,711)	(3,192,514)	(3,192,514)
	(88,871,607)	$(88,871,609)	(241,336,978)	$(241,336,984)

Net change
Class A	(9,541,245)	$(9,541,242)	(20,512,011)	$(20,512,006)
Class B	(3,436,871)	(3,436,872)	(7,851,428)	(7,851,434)
Class C	(6,191,738)	(6,191,738)	(12,701,894)	(12,701,894)
Class R1	(1,083,294)	(1,083,294)	(4,261,417)	(4,261,417)
Class R2	(2,279,292)	(2,279,293)	(16,772,192)	(16,772,191)
Class R3	(7,074,971)	(7,074,971)	(11,008,742)	(11,008,742)
Class R4	(19,252)	(19,253)	2,087,480	2,087,480
Class 529A	(228,403)	(228,403)	29,297	29,297
Class 529B	26,848	26,848	(144,847)	(144,848)
Class 529C	(555,745)	(555,746)	167,850	167,850
	(30,383,963)	$(30,383,964)	(70,967,904)	$(70,967,905)

28

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $647 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

29

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

30

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

February 28, 2015

MFS® VALUE FUND

EIF-SEM

MFS® VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Lower oil prices continue to influence markets in different ways. Among those economies hurt, oil-exporters such as Russia and Venezuela have been hit particularly hard, along with U.S. regions that have close oil industry ties.

The U.S. economic recovery remains solid. The labor market is strong, interest rates are historically low and reduced energy prices have helped to stimulate consumer spending.

Economic reports early in 2015 indicate that the eurozone is on a more solid footing, with confidence boosted by the launch of European Central Bank quantitative easing.

In Asia, the Chinese economy continues to raise concerns, with the People’s Bank of China implementing stimulus programs to counter a steady decline in growth rates.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

April 14, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.2%
Johnson & Johnson	3.4%
Philip Morris International, Inc.	3.3%
Wells Fargo & Co.	3.2%
Pfizer, Inc.	3.0%
Accenture PLC, “A”	2.4%
Honeywell International, Inc.	2.2%
United Technologies Corp.	2.2%
Lockheed Martin Corp.	2.1%
3M Co.	2.1%

Equity sectors
Financial Services	25.4%
Health Care	14.4%
Industrial Goods & Services	11.7%
Consumer Staples	11.3%
Leisure	6.6%
Energy	5.6%
Retailing	4.6%
Basic Materials	4.3%
Special Products & Services	3.9%
Technology	3.6%
Utilities & Communications	2.8%
Autos & Housing	2.2%
Transportation	2.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 2/28/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2014 through February 28, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/14	Ending Account Value 2/28/15	Expenses Paid During Period (p) 9/01/14-2/28/15
A	Actual	0.86%	$1,000.00	$1,064.00	$4.40
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
B	Actual	1.61%	$1,000.00	$1,060.14	$8.22
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
C	Actual	1.61%	$1,000.00	$1,059.96	$8.22
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
I	Actual	0.61%	$1,000.00	$1,065.39	$3.12
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
R1	Actual	1.61%	$1,000.00	$1,060.03	$8.22
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
R2	Actual	1.11%	$1,000.00	$1,062.59	$5.68
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R3	Actual	0.86%	$1,000.00	$1,063.95	$4.40
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R4	Actual	0.61%	$1,000.00	$1,065.10	$3.12
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
R5	Actual	0.51%	$1,000.00	$1,065.99	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
529A	Actual	0.85%	$1,000.00	$1,063.93	$4.35
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
529B	Actual	1.28%	$1,000.00	$1,061.74	$6.54
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
529C	Actual	1.65%	$1,000.00	$1,059.80	$8.43
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.05% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
Issuer	Shares/Par	Value ($)

Aerospace - 7.3%
Honeywell International, Inc.	7,587,691	$779,862,885
Lockheed Martin Corp.	3,758,550	751,897,928
Northrop Grumman Corp.	1,914,657	317,277,811
United Technologies Corp.	6,317,044	770,110,834

		$2,619,149,458
Alcoholic Beverages - 1.4%
Diageo PLC	16,277,377	$486,388,071

Automotive - 1.7%
Delphi Automotive PLC	3,467,749	$273,397,331
Johnson Controls, Inc.	7,006,535	356,002,043

		$629,399,374
Broadcasting - 3.3%
Omnicom Group, Inc.	5,356,340	$426,043,284
Time Warner, Inc.	3,534,044	289,296,842
Viacom, Inc., “B”	3,053,895	213,589,416
Walt Disney Co.	2,401,544	249,952,700

		$1,178,882,242
Brokerage & Asset Managers - 3.0%
BlackRock, Inc.	967,849	$359,478,476
Franklin Resources, Inc.	7,986,639	429,920,777
NASDAQ OMX Group, Inc.	5,469,076	274,328,852

		$1,063,728,105
Business Services - 3.9%
Accenture PLC, “A”	9,402,661	$846,521,570
Equifax, Inc.	892,239	83,308,355
Fidelity National Information Services, Inc.	2,804,743	189,572,579
Fiserv, Inc. (a)	3,419,715	266,977,150

		$1,386,379,654
Cable TV - 1.2%
Comcast Corp., “Special A”	7,180,953	$423,281,275

Chemicals - 3.8%
3M Co.	4,432,344	$747,514,816
E.I. du Pont de Nemours & Co.	1,162,279	90,483,420

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	2,242,086	$527,742,203

		$1,365,740,439
Computer Software - 1.0%
Oracle Corp.	8,085,726	$354,316,513

Computer Software - Systems - 1.4%
International Business Machines Corp.	3,014,724	$488,204,405

Construction - 0.5%
Stanley Black & Decker, Inc.	1,688,710	$166,067,741

Consumer Products - 0.5%
Procter & Gamble Co.	2,117,714	$180,280,993

Containers - 0.5%
Crown Holdings, Inc. (a)	3,441,729	$182,411,637

Electrical Equipment - 2.8%
Danaher Corp.	5,286,238	$461,382,853
Pentair PLC	2,054,767	136,580,362
Tyco International PLC	9,299,823	392,638,527

		$990,601,742
Electronics - 1.2%
Texas Instruments, Inc.	7,685,509	$451,907,929

Energy - Independent - 1.6%
EOG Resources, Inc.	2,191,367	$196,609,447
Occidental Petroleum Corp.	4,675,371	364,117,893

		$560,727,340
Energy - Integrated - 3.2%
Chevron Corp.	4,613,639	$492,183,009
Exxon Mobil Corp.	7,255,395	642,392,673

		$1,134,575,682
Food & Beverages - 4.3%
Danone S.A.	3,730,760	$260,221,987
Dr Pepper Snapple Group, Inc.	953,820	75,151,478
General Mills, Inc.	9,633,168	518,168,107
Kellogg Co.	1,397,388	90,103,578
Nestle S.A.	7,454,454	581,750,016

		$1,525,395,166

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.9%
CVS Health Corp.	6,721,182	$698,129,174

General Merchandise - 1.9%
Kohl’s Corp.	1,384,031	$102,141,488
Target Corp.	7,560,916	580,905,176

		$683,046,664
Insurance - 7.5%
ACE Ltd.	3,463,877	$394,916,617
Aon PLC	4,306,087	432,158,891
Chubb Corp.	2,622,585	263,438,663
MetLife, Inc.	12,094,812	614,779,294
Prudential Financial, Inc.	3,904,464	315,675,914
Travelers Cos., Inc.	6,192,613	665,334,341

		$2,686,303,720
Leisure & Toys - 0.6%
Hasbro, Inc.	2,775,715	$172,968,680
Mattel, Inc.	1,573,713	41,420,126

		$214,388,806
Machinery & Tools - 1.6%
Eaton Corp. PLC	4,369,483	$310,276,988
Illinois Tool Works, Inc.	2,580,970	255,154,694

		$565,431,682
Major Banks - 12.2%
Bank of New York Mellon Corp.	10,773,012	$421,655,690
Goldman Sachs Group, Inc.	3,514,473	667,011,831
JPMorgan Chase & Co.	24,472,727	1,499,688,711
PNC Financial Services Group, Inc.	3,142,325	288,968,207
State Street Corp.	4,298,301	320,008,509
Wells Fargo & Co.	21,110,311	1,156,633,940

		$4,353,966,888
Medical & Health Technology & Services - 1.0%
Express Scripts Holding Co. (a)	4,394,003	$372,567,514

Medical Equipment - 5.0%
Abbott Laboratories	9,464,866	$448,350,702
Medtronic PLC	9,017,338	699,655,255
St. Jude Medical, Inc.	3,673,349	244,938,911
Thermo Fisher Scientific, Inc.	3,026,056	393,387,280

		$1,786,332,148

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.8%
Baker Hughes, Inc.	1,089,289	$68,091,455
Schlumberger Ltd.	2,652,832	223,262,341

		$291,353,796
Other Banks & Diversified Financials - 2.7%
American Express Co.	2,047,599	$167,063,602
Citigroup, Inc.	2,332,092	122,248,263
U.S. Bancorp	15,272,892	681,323,712

		$970,635,577
Pharmaceuticals - 8.3%
Johnson & Johnson	11,814,211	$1,211,074,770
Merck & Co., Inc.	8,245,230	482,675,764
Novartis AG	1,200,256	122,688,359
Pfizer, Inc.	31,101,719	1,067,410,996
Roche Holding AG	344,315	93,469,053

		$2,977,318,942
Printing & Publishing - 0.5%
McGraw-Hill Cos., Inc.	1,714,857	$176,801,757
Time, Inc.	375,296	8,894,515

		$185,696,272
Railroad & Shipping - 0.6%
Canadian National Railway Co.	3,100,715	$214,383,435

Restaurants - 1.0%
McDonald’s Corp.	3,551,118	$351,205,570

Specialty Stores - 0.8%
Advance Auto Parts, Inc.	1,172,387	$181,637,918
Bed Bath & Beyond, Inc. (a)	1,240,171	92,591,167

		$274,229,085
Telecommunications - Wireless - 0.5%
Vodafone Group PLC	56,741,893	$196,576,677

Telephone Services - 2.0%
AT&T, Inc.	2,858,108	$98,776,212
Verizon Communications, Inc.	12,450,072	615,656,060

		$714,432,272
Tobacco - 5.2%
Altria Group, Inc.	3,542,104	$199,385,034
Imperial Tobacco Group PLC	1,605,637	79,150,125

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - continued
Lorillard, Inc.	5,736,017	$392,458,283
Philip Morris International, Inc.	14,340,907	1,189,721,645

		$1,860,715,087
Trucking - 1.5%
United Parcel Service, Inc., “B”	5,167,461	$525,685,808

Utilities - Electric Power - 0.2%
Duke Energy Corp.	1,028,017	$80,750,735
Total Common Stocks (Identified Cost, $22,972,278,998)		$35,190,587,618

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5% (Identified Cost, $18,338,355)	364,100	$23,193,170

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	453,171,032	$453,171,032
Total Investments (Identified Cost, $23,443,788,385)		$35,666,951,820

Other Assets, Less Liabilities - 0.2%		79,610,985
Net Assets - 100.0%		$35,746,562,805

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See notes to financial statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $22,990,617,353)	$35,213,780,788
Underlying affiliated funds, at cost and value	453,171,032
Total investments, at value (identified cost, $23,443,788,385)	$35,666,951,820
Receivables for
Fund shares sold	53,247,112
Dividends	99,725,267
Other assets	158,789
Total assets	$35,820,082,988
Liabilities
Payable to custodian	$9,365
Payable for fund shares reacquired	62,279,567
Payable to affiliates
Investment adviser	1,256,511
Shareholder servicing costs	8,684,056
Distribution and service fees	380,071
Program manager fees	93
Payable for independent Trustees’ compensation	3,201
Accrued expenses and other liabilities	907,319
Total liabilities	$73,520,183
Net assets	$35,746,562,805
Net assets consist of
Paid-in capital	$22,915,486,033
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,222,736,451
Accumulated net realized gain (loss) on investments and foreign currency	418,345,546
Undistributed net investment income	189,994,775
Net assets	$35,746,562,805
Shares of beneficial interest outstanding	1,001,768,413

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,378,974,266	263,234,379	$35.63
Class B	176,876,481	4,991,938	35.43
Class C	1,431,167,365	40,611,742	35.24
Class I	14,754,142,588	411,901,943	35.82
Class R1	33,099,700	945,452	35.01
Class R2	576,779,459	16,333,741	35.31
Class R3	1,658,961,362	46,700,328	35.52
Class R4	3,169,514,077	88,922,945	35.64
Class R5	4,544,470,058	127,485,793	35.65
Class 529A	16,864,794	476,540	35.39
Class 529B	1,001,188	28,570	35.04
Class 529C	4,711,467	135,042	34.89

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $37.80 [100 / 94.25 x $35.63] and $37.55 [100 / 94.25 x $35.39], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See notes to financial statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$497,666,296
Interest	53,988
Dividends from underlying affiliated funds	174,516
Foreign taxes withheld	(227,802)
Total investment income	$497,666,998
Expenses
Management fee	$90,065,578
Distribution and service fees	22,685,733
Program manager fees	10,172
Shareholder servicing costs	16,644,875
Administrative services fee	326,995
Independent Trustees’ compensation	111,881
Custodian fee	410,925
Shareholder communications	736,502
Audit and tax fees	28,390
Legal fees	142,706
Miscellaneous	603,530
Total expenses	$131,767,287
Fees paid indirectly	(366)
Reduction of expenses by investment adviser and distributor	(6,648,831)
Net expenses	$125,118,090
Net investment income	$372,548,908
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$725,584,474
Foreign currency	(1,359,712)
Net realized gain (loss) on investments and foreign currency	$724,224,762
Change in unrealized appreciation (depreciation)
Investments	$1,098,521,286
Translation of assets and liabilities in foreign currencies	(225,251)
Net unrealized gain (loss) on investments and foreign currency translation	$1,098,296,035
Net realized and unrealized gain (loss) on investments and foreign currency	$1,822,520,797
Change in net assets from operations	$2,195,069,705

See notes to financial statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 2/28/15	Year ended 8/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$372,548,908	$702,164,857
Net realized gain (loss) on investments and foreign currency	724,224,762	1,252,691,611
Net unrealized gain (loss) on investments and foreign currency translation	1,098,296,035	3,834,435,083
Change in net assets from operations	$2,195,069,705	$5,789,291,551
Distributions declared to shareholders
From net investment income	$(344,380,576)	$(632,546,037)
From net realized gain on investments	(905,973,115)	(534,397,478)
Total distributions declared to shareholders	$(1,250,353,691)	$(1,166,943,515)
Change in net assets from fund share transactions	$409,149,243	$2,708,168,604
Total change in net assets	$1,353,865,257	$7,330,516,640
Net assets
At beginning of period	34,392,697,548	27,062,180,908
At end of period (including undistributed net investment income of $189,994,775 and $161,826,443, respectively)	$35,746,562,805	$34,392,697,548

See notes to financial statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.70		$29.81	$24.90	$21.83	$19.46	$19.39
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.69	$0.50	$0.43	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		5.41	5.08	3.05	2.35	0.06 (g)
Total from investment operations	$2.17		$6.10	$5.58	$3.48	$2.69	$0.38
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.63)	$(0.48)	$(0.41)	$(0.32)	$(0.31)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.24)		$(1.21)	$(0.67)	$(0.41)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$35.63		$34.70	$29.81	$24.90	$21.83	$19.46
Total return (%) (r)(s)(t)(x)	6.40	(n)	20.78	22.75	16.16	13.78	1.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.93	0.95	0.95	0.98
Expenses after expense reductions (f)	0.86	(a)	0.88	0.92	0.93	0.94	0.98
Net investment income	2.03	(a)	2.10	1.80	1.86	1.49	1.54
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$9,378,974		$9,448,535	$8,058,858	$6,628,244	$5,086,069	$4,980,816

See notes to financial statements

14

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.50		$29.64	$24.76	$21.70	$19.34	$19.26
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.29	$0.26	$0.16	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		5.38	5.05	3.03	2.34	0.07 (g)
Total from investment operations	$2.04		$5.82	$5.34	$3.29	$2.50	$0.23
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.27)	$(0.23)	$(0.14)	$(0.15)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.96)	$(0.46)	$(0.23)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$35.43		$34.50	$29.64	$24.76	$21.70	$19.34
Total return (%) (r)(s)(t)(x)	6.01	(n)	19.89	21.82	15.28	12.92	1.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	1.68	1.70	1.70	1.73
Expenses after expense reductions (f)	1.61	(a)	1.63	1.67	1.68	1.69	1.73
Net investment income	1.27	(a)	1.35	1.05	1.11	0.73	0.80
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$176,876		$179,284	$169,208	$167,949	$182,654	$238,473

See notes to financial statements

15

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.33		$29.50	$24.65	$21.62	$19.27	$19.21
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.29	$0.25	$0.17	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		5.36	5.03	3.02	2.33	0.06 (g)
Total from investment operations	$2.02		$5.80	$5.32	$3.27	$2.50	$0.22
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.28)	$(0.24)	$(0.15)	$(0.16)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.97)	$(0.47)	$(0.24)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$35.24		$34.33	$29.50	$24.65	$21.62	$19.27
Total return (%) (r)(s)(t)(x)	6.00	(n)	19.92	21.83	15.23	12.97	1.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	1.68	1.69	1.70	1.73
Expenses after expense reductions (f)	1.61	(a)	1.63	1.67	1.68	1.69	1.73
Net investment income	1.29	(a)	1.35	1.05	1.11	0.74	0.79
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$1,431,167		$1,359,860	$1,090,690	$906,572	$871,026	$832,696

See notes to financial statements

16

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.88		$29.96	$25.02	$21.94	$19.55	$19.48
Income (loss) from investment operations
Net investment income (d)	$0.40		$0.78	$0.57	$0.49	$0.40	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	1.83		5.43	5.10	3.06	2.37	0.06 (g)
Total from investment operations	$2.23		$6.21	$5.67	$3.55	$2.77	$0.43
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.71)	$(0.54)	$(0.47)	$(0.38)	$(0.36)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.29)		$(1.29)	$(0.73)	$(0.47)	$(0.38)	$(0.36)
Net asset value, end of period (x)	$35.82		$34.88	$29.96	$25.02	$21.94	$19.55
Total return (%) (r)(s)(x)	6.54	(n)	21.07	23.06	16.42	14.10	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	0.68	0.70	0.70	0.73
Expenses after expense reductions (f)	0.61	(a)	0.63	0.67	0.68	0.69	0.73
Net investment income	2.29	(a)	2.35	2.05	2.11	1.75	1.79
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$14,754,143		$13,905,910	$10,568,573	$7,472,693	$5,272,157	$3,289,827

See notes to financial statements

17

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.11		$29.32	$24.50	$21.48	$19.15	$19.09
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.29	$0.25	$0.17	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		5.33	5.00	3.01	2.32	0.06 (g)
Total from investment operations	$2.01		$5.76	$5.29	$3.26	$2.49	$0.22
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.28)	$(0.24)	$(0.16)	$(0.16)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.97)	$(0.47)	$(0.24)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$35.01		$34.11	$29.32	$24.50	$21.48	$19.15
Total return (%) (r)(s)(x)	6.00	(n)	19.88	21.83	15.29	12.95	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	1.68	1.69	1.70	1.73
Expenses after expense reductions (f)	1.61	(a)	1.63	1.67	1.68	1.69	1.73
Net investment income	1.29	(a)	1.33	1.06	1.10	0.74	0.80
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$33,100		$33,390	$33,485	$32,389	$33,806	$32,934

See notes to financial statements

18

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.40		$29.56	$24.69	$21.66	$19.31	$19.24
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.60	$0.43	$0.37	$0.28	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	1.81		5.36	5.04	3.01	2.34	0.07 (g)
Total from investment operations	$2.11		$5.96	$5.47	$3.38	$2.62	$0.33
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.54)	$(0.41)	$(0.35)	$(0.27)	$(0.26)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.20)		$(1.12)	$(0.60)	$(0.35)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$35.31		$34.40	$29.56	$24.69	$21.66	$19.31
Total return (%) (r)(s)(x)	6.26	(n)	20.48	22.47	15.80	13.51	1.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.15	1.18	1.20	1.20	1.23
Expenses after expense reductions (f)	1.11	(a)	1.13	1.17	1.18	1.19	1.23
Net investment income	1.75	(a)	1.84	1.55	1.61	1.24	1.29
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$576,779		$607,340	$572,590	$517,005	$496,236	$426,938

See notes to financial statements

19

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.60		$29.73	$24.83	$21.78	$19.41	$19.34
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.69	$0.50	$0.43	$0.34	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		5.39	5.07	3.03	2.35	0.07 (g)
Total from investment operations	$2.17		$6.08	$5.57	$3.46	$2.69	$0.38
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.63)	$(0.48)	$(0.41)	$(0.32)	$(0.31)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.25)		$(1.21)	$(0.67)	$(0.41)	$(0.32)	$(0.31)
Net asset value, end of period (x)	$35.52		$34.60	$29.73	$24.83	$21.78	$19.41
Total return (%) (r)(s)(x)	6.40	(n)	20.77	22.77	16.11	13.82	1.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	0.93	0.95	0.95	0.99
Expenses after expense reductions (f)	0.86	(a)	0.87	0.91	0.93	0.94	0.98
Net investment income	2.03	(a)	2.11	1.80	1.86	1.49	1.53
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$1,658,961		$1,559,863	$1,299,126	$1,022,504	$763,670	$587,645

See notes to financial statements

20

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.72		$29.82	$24.90	$21.84	$19.47	$19.39
Income (loss) from investment operations
Net investment income (d)	$0.39		$0.77	$0.57	$0.49	$0.40	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		5.42	5.08	3.04	2.35	0.08 (g)
Total from investment operations	$2.21		$6.19	$5.65	$3.53	$2.75	$0.44
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.71)	$(0.54)	$(0.47)	$(0.38)	$(0.36)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.29)		$(1.29)	$(0.73)	$(0.47)	$(0.38)	$(0.36)
Net asset value, end of period (x)	$35.64		$34.72	$29.82	$24.90	$21.84	$19.47
Total return (%) (r)(s)(x)	6.51	(n)	21.11	23.09	16.40	14.05	2.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	0.68	0.70	0.70	0.74
Expenses after expense reductions (f)	0.61	(a)	0.63	0.67	0.68	0.69	0.73
Net investment income	2.25	(a)	2.34	2.07	2.10	1.74	1.77
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$3,169,514		$3,283,133	$2,892,340	$2,907,088	$2,036,438	$1,266,492

See notes to financial statements

21

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class R5 (y)			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.72		$29.82	$24.90	$21.81	$19.44	$19.37
Income (loss) from investment operations
Net investment income (d)	$0.42		$0.82	$0.60	$0.46	$0.37	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	1.82		5.40	5.07	3.08	2.35	0.06 (g)
Total from investment operations	$2.24		$6.22	$5.67	$3.54	$2.72	$0.41
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.74)	$(0.56)	$(0.45)	$(0.35)	$(0.34)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.31)		$(1.32)	$(0.75)	$(0.45)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$35.65		$34.72	$29.82	$24.90	$21.81	$19.44
Total return (%) (r)(s)(x)	6.60	(n)	21.23	23.18	16.48	13.96	2.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.57	0.77	0.80	0.83
Expenses after expense reductions (f)	0.51	(a)	0.53	0.56	0.76	0.79	0.83
Net investment income	2.42	(a)	2.48	2.12	1.98	1.63	1.70
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$4,544,470		$3,995,830	$2,362,012	$940,695	$1,334,446	$1,393,429

See notes to financial statements

22

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.48		$29.62	$24.74	$21.70	$19.34	$19.28
Income (loss) from investment operations
Net investment income (d)	$0.36		$0.69	$0.49	$0.42	$0.32	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		5.38	5.05	3.02	2.34	0.06
Total from investment operations	$2.16		$6.07	$5.54	$3.44	$2.66	$0.35
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.63)	$(0.47)	$(0.40)	$(0.30)	$(0.29)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.25)		$(1.21)	$(0.66)	$(0.40)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$35.39		$34.48	$29.62	$24.74	$21.70	$19.34
Total return (%) (r)(s)(t)(x)	6.39	(n)	20.84	22.73	16.06	13.71	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.03	1.05	1.05	1.08
Expenses after expense reductions (f)	0.85	(a)	0.87	0.93	0.98	1.03	1.08
Net investment income	2.09	(a)	2.11	1.79	1.80	1.40	1.44
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$16,865		$14,547	$10,899	$8,195	$6,315	$5,192

See notes to financial statements

23

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.08		$29.29	$24.48	$21.45	$19.12	$19.06
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.42	$0.27	$0.24	$0.14	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.80		5.32	4.99	3.01	2.32	0.06 (g)
Total from investment operations	$2.07		$5.74	$5.26	$3.25	$2.46	$0.20
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.26)	$(0.22)	$(0.13)	$(0.14)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.95)	$(0.45)	$(0.22)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$35.04		$34.08	$29.29	$24.48	$21.45	$19.12
Total return (%) (r)(s)(t)(x)	6.17	(n)	19.85	21.74	15.27	12.84	1.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.75	1.78	1.79	1.80	1.83
Expenses after expense reductions (f)	1.28	(a)	1.67	1.71	1.73	1.78	1.83
Net investment income	1.59	(a)	1.30	1.00	1.05	0.64	0.70
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$1,001		$1,026	$1,013	$963	$1,147	$1,198

See notes to financial statements

24

Financial Highlights – continued

	Six months ended 2/28/15 (unaudited)		Years ended 8/31
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.00		$29.23	$24.43	$21.43	$19.11	$19.05
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.41	$0.27	$0.24	$0.15	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.78		5.32	4.99	2.99	2.31	0.07 (g)
Total from investment operations	$2.00		$5.73	$5.26	$3.23	$2.46	$0.21
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.27)	$(0.23)	$(0.14)	$(0.15)
From net realized gain on investments	(0.92)		(0.58)	(0.19)	—	—	—
Total distributions declared to shareholders	$(1.11)		$(0.96)	$(0.46)	$(0.23)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$34.89		$34.00	$29.23	$24.43	$21.43	$19.11
Total return (%) (r)(s)(t)(x)	5.98	(n)	19.85	21.80	15.18	12.82	1.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.75	1.78	1.79	1.80	1.83
Expenses after expense reductions (f)	1.65	(a)	1.67	1.72	1.73	1.78	1.83
Net investment income	1.31	(a)	1.28	1.00	1.06	0.65	0.69
Portfolio turnover	5	(n)	13	12	14	17	22
Net assets at end of period (000 omitted)	$4,711		$3,981	$3,387	$2,610	$2,438	$2,180

See notes to financial statements

25

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See notes to financial statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

27

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

28

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$35,213,780,788	$—	$—	$35,213,780,788
Mutual Funds	453,171,032	—	—	453,171,032
Total Investments	$35,666,951,820	$—	$—	$35,666,951,820

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the

29

Notes to Financial Statements (unaudited) – continued

Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

30

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/14
Ordinary income (including any short-term capital gains)	$760,612,303
Long-term capital gains	406,331,212
Total distributions	$1,166,943,515

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/15
Cost of investments	$23,580,213,946
Gross appreciation	12,183,166,184
Gross depreciation	(96,428,310)
Net unrealized appreciation (depreciation)	$12,086,737,874

As of 8/31/14
Undistributed ordinary income	231,870,445
Undistributed long-term capital gain	683,583,120
Capital loss carryforwards	(17,104,180)
Other temporary differences	(205,215)
Net unrealized appreciation (depreciation)	10,988,216,588

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

31

Notes to Financial Statements (unaudited) – continued

As of August 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(17,104,180)

The availability of $17,104,180 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Strategic Value Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 2/28/15	Year ended 8/31/14	Six months ended 2/28/15	Year ended 8/31/14
Class A	$84,751,580	$173,579,969	$239,583,600	$158,274,114
Class B	953,816	2,090,774	4,634,261	3,249,251
Class C	7,536,039	15,134,051	36,311,961	21,935,733
Class I	150,717,849	261,803,666	373,030,365	207,624,418
Class R1	180,817	399,161	860,444	629,904
Class R2	4,827,143	10,006,893	15,646,860	10,778,017
Class R3	15,119,709	27,923,409	42,200,616	25,565,924
Class R4	34,642,484	68,672,815	85,489,253	55,241,972
Class R5	45,482,677	72,631,471	107,673,294	50,791,793
Class 529A	140,600	248,321	402,549	220,123
Class 529B	5,584	11,886	27,726	18,765
Class 529C	22,278	43,621	112,186	67,464
Total	$344,380,576	$632,546,037	$905,973,115	$534,397,478

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $20 billion up to $25 billion, 0.42% of average daily net assets in excess of $25 billion up to $30 billion, and 0.40% of average daily net assets in excess of $30 billion. This written agreement will continue until modified

32

Notes to Financial Statements (unaudited) – continued

by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2015. For the six months ended February 28, 2015, this management fee reduction amounted to $5,540,419, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2015, this management fee reduction amounted to $1,050,043, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,363,185 and $5,812 for the six months ended February 28, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$11,339,305
Class B	0.75%	0.25%	1.00%	1.00%	874,588
Class C	0.75%	0.25%	1.00%	1.00%	6,807,984
Class R1	0.75%	0.25%	1.00%	1.00%	159,249
Class R2	0.25%	0.25%	0.50%	0.50%	1,460,104
Class R3	—	0.25%	0.25%	0.25%	2,001,600
Class 529A	—	0.25%	0.25%	0.20%	18,974
Class 529B	0.75%	0.25%	1.00%	0.62%	3,166
Class 529C	0.75%	0.25%	1.00%	1.00%	20,763
Total Distribution and Service Fees					$22,685,733

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2015, this rebate amounted to $35,681, $382, $579, $861, $118, $4,114, $38, and $63 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is

33

Notes to Financial Statements (unaudited) – continued

included in the reduction of total expenses in the Statement of Operations. For the period December 1, 2014 through February 28, 2015, the 0.75% distribution fee was not imposed for Class 529B shares.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2015, were as follows:

Amount
Class A	$27,103
Class B	89,083
Class C	42,049
Class 529B	170
Class 529C	18

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on December 31, 2016, unless MFD elects to extend the waiver. For the six months ended February 28, 2015, this waiver amounted to $5,086 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended February 28, 2015, were as follows:

	Fee	Waiver
Class 529A	$7,590	$3,795
Class 529B	506	253
Class 529C	2,076	1,038
Total Program Manager Fees and Waivers	$10,172	$5,086

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2015, the fee was $793,103, which equated to 0.0046% annually of the fund’s average daily net assets. MFSC also receives payment

34

Notes to Financial Statements (unaudited) – continued

from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended February 28, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,851,772.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2015 was equivalent to an annual effective rate of 0.0019% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $167 and is included in independent Trustees’ compensation for the six months ended February 28, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,145 at February 28, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended February 28, 2015, the aggregate fees paid by the fund under these agreements were $66,131 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services

35

Notes to Financial Statements (unaudited) – continued

under the Compliance Officer Agreement in the amount of $11,447, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 4,432 shares of Class R5 for an aggregate amount of $137,259.

(4) Portfolio Securities

For the six months ended February 28, 2015, purchases and sales of investments, other than short-term obligations, aggregated $1,814,678,785 and $2,394,036,068, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,101,417	$834,218,112	60,870,511	$1,998,346,176
Class B	228,065	7,862,168	554,113	18,053,263
Class C	3,073,806	105,258,402	6,897,860	223,711,170
Class I	55,668,538	1,938,923,075	109,423,187	3,625,117,953
Class R1	121,204	4,168,403	194,673	6,295,259
Class R2	1,274,463	43,827,437	3,053,945	99,572,053
Class R3	5,957,507	205,726,405	12,218,431	399,503,879
Class R4	7,402,672	257,205,604	23,035,381	757,348,601
Class R5	16,247,539	562,797,098	41,463,392	1,361,664,476
Class 529A	57,496	1,995,970	80,831	2,657,258
Class 529B	1,593	54,490	3,899	125,823
Class 529C	27,274	921,702	22,400	724,788
	114,161,574	$3,962,958,866	257,818,623	$8,493,120,699

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	8,618,516	$297,472,576	9,415,560	$305,704,358
Class B	147,093	5,061,038	150,377	4,855,668
Class C	847,145	28,988,296	740,995	23,828,112
Class I	10,610,627	367,982,666	9,622,407	314,091,576
Class R1	30,628	1,041,261	32,246	1,029,065
Class R2	573,839	19,643,660	618,578	19,902,257
Class R3	1,665,535	57,319,672	1,651,963	53,489,015
Class R4	3,341,595	115,313,162	3,656,123	118,701,122
Class R5	4,072,827	140,504,512	3,668,044	119,290,819
Class 529A	15,833	542,911	14,540	468,444
Class 529B	981	33,310	961	30,651
Class 529C	3,969	134,464	3,488	111,072
	29,928,588	$1,034,037,528	29,575,282	$961,502,159

Shares reacquired
Class A	(41,785,485)	$(1,443,390,028)	(68,358,836)	$(2,261,976,774)
Class B	(579,182)	(20,018,251)	(1,216,763)	(39,918,338)
Class C	(2,924,486)	(100,197,846)	(4,992,374)	(162,937,252)
Class I	(53,041,728)	(1,856,880,903)	(73,189,862)	(2,414,804,530)
Class R1	(185,313)	(6,331,231)	(390,185)	(12,621,777)
Class R2	(3,170,658)	(109,396,530)	(5,389,359)	(175,451,679)
Class R3	(6,003,870)	(207,318,572)	(12,493,293)	(410,560,625)
Class R4	(16,394,223)	(566,522,624)	(29,116,657)	(960,068,960)
Class R5	(7,919,780)	(276,553,269)	(9,245,299)	(305,654,695)
Class 529A	(18,725)	(646,088)	(41,342)	(1,358,958)
Class 529B	(4,102)	(139,002)	(9,354)	(303,416)
Class 529C	(13,296)	(452,807)	(24,670)	(797,250)
	(132,040,848)	$(4,587,847,151)	(204,467,994)	$(6,746,454,254)

Net change
Class A	(9,065,552)	$(311,699,340)	1,927,235	$42,073,760
Class B	(204,024)	(7,095,045)	(512,273)	(17,009,407)
Class C	996,465	34,048,852	2,646,481	84,602,030
Class I	13,237,437	450,024,838	45,855,732	1,524,404,999
Class R1	(33,481)	(1,121,567)	(163,266)	(5,297,453)
Class R2	(1,322,356)	(45,925,433)	(1,716,836)	(55,977,369)
Class R3	1,619,172	55,727,505	1,377,101	42,432,269
Class R4	(5,649,956)	(194,003,858)	(2,425,153)	(84,019,237)
Class R5	12,400,586	426,748,341	35,886,137	1,175,300,600
Class 529A	54,604	1,892,793	54,029	1,766,744
Class 529B	(1,528)	(51,202)	(4,494)	(146,942)
Class 529C	17,947	603,359	1,218	38,610
	12,049,314	$409,149,243	82,925,911	$2,708,168,604

37

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2015, the fund’s commitment fee and interest expense were $60,677 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	329,051,729	1,886,998,787	(1,762,879,484)	453,171,032

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$174,516	$453,171,032

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission
100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.